                                   DELAWARE(SM)
                                   INVESTMENTS
                                   -----------
                              Philadelphia * London

                       Delaware Small Cap Contrarian Fund

                           Class A * Class B * Class C

                                   Prospectus

                                January 31, 2000

                             Growth of Capital Fund

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy of this Prospectus, and any representation to the contrary is a criminal offense.

Table of contents

Fund profile                                                                page
Delaware Small Cap Contrarian Fund

How we manage the Fund                                                      page
Our investment strategies
The securities we typically invest in
The risks of investing in the Fund

Who manages the Fund                                                        page
Investment manager
Portfolio  managers
Fund administration (Who's who)

About your account                                                          page
Investing in the Fund
      Choosing a share class
      How to reduce your sales charge
      How to buy shares
      Retirement plans
      How to redeem shares
      Account minimums
      Special services
      Exchanges
Dividends, distributions and taxes

Certain management considerations                                           page

Financial highlights                                                        page

Glossary                                                                    page

Profile: Delaware Small Cap Contrarian Fund

What  is the Fund's  goal?
Delaware Small Cap Contrarian Fund seeks long-term capital appreciation. Although the Fund will strive to meet its goal, there is no assurance that it will.

What are the Fund's main investment strategies?
We invest primarily in stocks of small companies whose stock prices appear low relative to their underlying value or future potential. Among other factors, we consider the financial strength of a company, its management, the prospects for its industry and any anticipated changes within the company that might suggest a more favorable outlook going forward.

What are the main risks of investing in the Fund?
Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest. The price of Fund shares will increase and decrease according to changes in the value of the Fund's investments. This Fund will be affected by declines in stock prices. The companies that the Fund invests in may involve greater risk due to their size, narrow product lines and limited financial resources. In addition, the Fund may have large investments in particular industries at any given time (although never more than 25% of its assets at the time of purchase), a strategy that may increase volatility. For a more complete discussion of risk, please turn to page __.

You should keep in mind that an investment in the Fund is not a complete investment program; it should be considered just one part of your total financial plan. Be sure to discuss this Fund with your financial adviser to determine whether it is an appropriate choice for you.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Who should invest in the Fund
o Investors with long-term financial goals.
o Investors seeking an investment primarily in common stocks.
o Investors seeking exposure to the capital appreciation opportunities of small companies.

Who should not invest in the Fund
o Investors with short-term financial goals.
o Investors whose primary goal is current income.
o Investors who are unwilling to accept share prices that may fluctuate, sometimes significantly over the short term.

What are the Fund's fees and expenses?
Sales charges are fees paid directly from your investments when you buy or sell shares of the Fund.

------------------------------------------------------------------------------------------------
CLASS                                                           A           B          C
------------------------------------------------------------------------------------------------
Maximum sales charge (load) imposed on
 purchases as a percentage of offering price                   5.75%       none       none
------------------------------------------------------------------------------------------------
Maximum contingent deferred sales charge (load)
 as a percentage of original purchase price or
 redemption price, whichever is lower                           none(1)      5%(2)      1%(3)
------------------------------------------------------------------------------------------------
Maximum sales charge (load) imposed on
 reinvested dividends                                           none       none       none
------------------------------------------------------------------------------------------------
Redemption fees                                                 none       none       none
------------------------------------------------------------------------------------------------

Annual fund operating expenses are deducted from the Fund's assets.

------------------------------------------------------------------------------------------------
Management fees                                                0.75%      0.75%      0.75%
------------------------------------------------------------------------------------------------
Distribution and service (12b-1) fees(4)                       0.30%      1.00%      1.00%
------------------------------------------------------------------------------------------------
Other expenses                                                 1.09%      1.09%      1.09%
------------------------------------------------------------------------------------------------
Total operating expenses(5)                                    2.14%      2.84%      2.84%
------------------------------------------------------------------------------------------------

This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds with similar investment objectives. We show the cumulative amount of Fund expenses on a hypothetical investment of $10,000 with an annual 5% return over the time shown.(6) This is an example only, and does not represent future expenses, which may be greater or less than those shown here.

------------------------------------------------------------------------------------------------
 CLASS(7)               A            B                   B              C                      C
                                             (if redeemed)                         (if redeemed)
------------------------------------------------------------------------------------------------
 1 year               $780        $287                $787           $287                   $387
------------------------------------------------------------------------------------------------
 3 years            $1,206        $880              $1,180           $880                   $880
------------------------------------------------------------------------------------------------
 5 years            $1,658      $1,499              $1,699         $1,499                 $1,499
------------------------------------------------------------------------------------------------
 10 years           $2,905      $3,000              $3,000         $3,166                 $3,166
------------------------------------------------------------------------------------------------

(1) A purchase of Class A shares of $1 million or more may be made at net asset value. However, if you buy the shares through a financial adviser who is paid a commission, a contingent deferred sales charge will be imposed on redemptions made within two years of purchase. Additional Class A purchase options that involve a contingent deferred sales charge may be permitted from time to time and will be disclosed in the prospectus if they are available.
(2) If you redeem Class B shares during the first year after you buy them, you will pay a contingent deferred sales charge of 5%, which declines to 4% during the second year, 3% during the third and fourth years, 2% during the fifth year, 1% during the sixth year, and 0% thereafter.
(3) Class C shares redeemed within one year of purchase are subject to a 1% contingent deferred sales charge.
(4) The Class A shares are subject to a 12b-1 fee of 0.30% of average daily net assets and Class B and C shares are each subject to a 12b-1 fee of 1.00% of average daily net assets. The distributor has agreed to waive these 12b-1 fees through May 31, 2000.
(5) The investment manager has agreed to waive fees and pay expenses from the commencement of the Fund's operations through May 31, 2000 in order to prevent total operating expenses (excluding any taxes, interest, brokerage fees, extraordinary expenses and 12b-1 fees) from exceeding 0.75% of average daily net assets. The fees and expenses shown in the table above do not reflect the voluntary expense caps by the manager and by the distributor noted in footnote 4. The following table shows operating expenses which are based on the most recently completed fiscal year and reflect the manager's and distributor's current fee waivers and payments. 5

-----------------------------------------------------------------------------------------------------
   Fund operating expenses including voluntary expense caps in effect until May 31, 2000

 CLASS                                             A                    B                   C
-----------------------------------------------------------------------------------------------------
 Management fees                                  0.00%               0.00%                0.00%
-----------------------------------------------------------------------------------------------------
 Distribution and service (12b-1) fees            0.00%               0.00%                0.00%
-----------------------------------------------------------------------------------------------------
 Other expenses                                   0.75%               0.75%                0.75%
-----------------------------------------------------------------------------------------------------
 Total operating expenses                         0.75%               0.75%                0.75%
-----------------------------------------------------------------------------------------------------

(6) The Fund's actual rate of return may be greater or less than the hypothetical 5% return we use here. Also, this example assumes that the Fund's total operating expenses remain unchanged in each of the periods we show. This example does not reflect the voluntary expense caps described in footnotes 4 and 5.
(7) The Class B example reflects the conversion of Class B shares to Class A shares after approximately eight years. Information for the ninth and tenth years reflects expenses of the Class A shares..

How we manage the Fund

Our investment strategies

We research individual companies and analyze economic and market conditions, seeking to identify the securities or market sectors that we believe are the best investments for the Fund. Following is a description of how the portfolio managers pursue the Fund's investment goal.

We take a disciplined approach to investing, combining investment strategies and risk management techniques that can help shareholders meet their goals.

We strive to identify small-companies that we believe offer above-average opportunities for long-term price appreciation because their current stock price does not appear to accurately reflect the companies' underlying value or future earning potential.

Under normal conditions, at least 65% of the Fund's net assets will be invested in the common stock of small cap companies, those having a market capitalization generally less than $1.5 billion. Our focus will be on value stocks, defined as stocks whose price is historically low when compared with a given financial measure such as profits, book value or cashflow.

Companies may be undervalued for many reasons. They may be unknown to stock analysts, they may have experienced poor earnings or their industry may be in the midst of a period of weak growth.

We will use a selection model which we developed ourselves, to help identify companies that meet our investment guidelines. Our initial search will focus on several key characteristics including price-to-sales ratio, price-to-cash flow ratio and price-to-earnings ratio.

We will then carefully evaluate the financial strength of the company, the nature of its management, any developments affecting the company or its industry, anticipated new products or services, possible management changes, projected takeovers or technological breakthroughs. Using this extensive analysis, our goal is to pinpoint the companies within the universe of undervalued stocks, whose true value is likely to be recognized and rewarded with a rising stock price in the future.

Because there is added risk when investing in smaller companies, which may still be in their early developmental stages, we maintain a well-diversified portfolio, typically holding a mix of different stocks, representing a wide array of industries.

The Fund's investment objective is non-fundamental. This means that the Board of Trustees may change the objective without obtaining shareholder approval. If the objective were changed, we would notify shareholders before the change in the objective became effective.

The securities we typically invest in
Stocks offer investors the potential for capital appreciation, and may pay dividends as well.

------------------------------------------------------------------------------------------------------------------------------------
                                                                                        How we use them
                           Securities                                          Delaware Small Cap Contrarian Fund
------------------------------------------------------------------------------------------------------------------------------------
Common stocks: Securities that represent shares of ownership in    Under normal market conditions we will hold at least
a corporation. Stockholders participate in the corporation's       65% of the Fund's net assets in common stock of small
profits and losses, proportionate to the number of shares they     companies that we believe are selling for less than their
own.                                                               true value. Generally, we invest 90% to 100% of net
                                                                   assets in these stocks.

------------------------------------------------------------------------------------------------------------------------------------
American Depositary Receipts (ADRs): Securities of foreign         The Fund may  hold an unlimited amount of ADRs that are
entities issued  through a U.S. bank representing the bank's       actively traded in the U.S. when we believe they offer
holdings of a stated number of shares of a foreign corporation.    greater value and greater appreciation potential than
An ADR entitles the holder to all dividends and capital gains      U.S. securities.
earned by the underlying foreign shares. ADRs are bought and sold the same as U.S. securities.

------------------------------------------------------------------------------------------------------------------------------------
Repurchase agreements: An agreement between a buyer, such as       Typically, we use repurchase agreements as a short-term
the Fund, and a seller of securities in which the seller           investment for a Fund's cash position. In order to enter
agrees to buy the securities back within a specified time at the   into these repurchase agreements, the Fund must have
same price the buyer paid for them, plus an amount equal to an     collateral of at least 102% of the repurchase price.
agreed upon interest rate. Repurchase agreements are often         Repurchase agreements with maturities of over seven days
viewed as equivalent to cash.                                      will be considered illiquid. The Fund will only enter
                                                                   into repurchase agreements in which the collateral is
                                                                   composed of U.S. government securities.

------------------------------------------------------------------------------------------------------------------------------------
Restricted securities: Privately placed securities whose resale    We may invest in privately placed securities that are
is restricted under securities law.                                eligible for resale only among certain institutional
                                                                   buyers without registration, including Rule 144A Securities.
                                                                   Restricted securities that are determined to be illiquid
                                                                   may not exceed the Fund's 15% limit on illiquid securities which is described below.

------------------------------------------------------------------------------------------------------------------------------------
Illiquid securities: Securities that do not have a ready market,   We may invest up to 15% of net assets in illiquid
and cannot be easily sold within seven days at approximately the   securities.
price that the Fund has valued them.

------------------------------------------------------------------------------------------------------------------------------------
Options represent a right to buy or sell a security at an agreed   The Fund may write call options and purchase put options
upon price at a future date. The purchaser of an option may or     on a covered basis only, and will not engage in option
may not choose to go through with the transaction.                 writing strategies for speculative purposes.
Certain options may be considered to be derivative securities.

------------------------------------------------------------------------------------------------------------------------------------

The Fund may also invest in other securities including convertible securities, warrants, preferred stocks, and bonds. Please see the Statement of Additional Information for additional descriptions and risk information on these securities as well as those listed in the table above. You can find additional information about the investments in the Fund's portfolio in the annual or semi-annual shareholder report.

Lending securities
The Fund may lend up to 25% of its assets to qualified dealers and institutional investors for their use in security transactions.

Purchasing securities on a when-issued or delayed delivery basis
The Fund may buy or sell securities on a when-issued or delayed delivery basis; that is, paying for securities before delivery or taking delivery at a later date. The Fund will designate cash or securities in amounts sufficient to cover its obligations, and will value the designated assets daily.

Portfolio turnover
We anticipate that the Fund's annual portfolio turnover will be less than 100%. A turnover rate of 100% would occur if a Fund sold and replaced securities valued at 100% of its net assets within one year.

Borrowing from banks
The Fund may borrow money as a temporary measure for extraordinary purposes or to facilitate redemptions. Borrowing money could result in the Fund being unable to meet its investment objective.

The  risks of investing in the Fund
Investing in any mutual fund involves risk, including the risk that you may receive little or no return on your investment, and the risk that you may lose part or all of the money you invest. Before you invest in a Fund you should carefully evaluate the risks. Because of the nature of the Fund, you should consider an investment in it to be a long-term investment that typically provides the best results when held for a number of years. The following are the chief risks you assume when investing in Delaware Small Cap Contrarian Fund. Please see the Statement of Additional Information for further discussion of these risks and other risks not discussed here.

------------------------------------------------------------------------------------------------------------------------------------
                     Risks                                                   How we strive to manage them
------------------------------------------------------------------------------------------------------------------------------------
                                                                          Delaware Small Cap Contrarian Fund

------------------------------------------------------------------------------------------------------------------------------------
Market risk is the risk that all or a majority   We maintain a long-term investment approach and focus on stocks we believe can
of the securities in a certain market -- like    appreciate over an extended time frame regardless of interim market fluctuations.
the stock or bond market -- will decline in      We do not try to predict overall stock market movements and generally do not
value because of factors such as economic        trade for short-term purposes.
conditions, future expectations or investor
confidence.                                      We may hold a substantial part of the Fund's assets in cash or cash equivalents as a temporary, defensive strategy.

------------------------------------------------------------------------------------------------------------------------------------
Industry and security risk is the risk that the  We follow a rigorous selection process before choosing securities and value of securities in a particular industry or  continuously monitor them while they remain in the portfolio.
the value of an individual stock or bond will
decline because of changing expectations for     The Fund is a diversified portfolio with investments in companies representing
the performance of that industry or for the      many different industries. We do not make additional investments in a stock if
individual company issuing the stock.            that stock represents 5% of net assets, nor in an industry if that industry represents 25% of net assets. However, it is likely that our holdings will be more concentrated in certain industries if the industry as a whole has strong value characteristics. This could increase volatility.

------------------------------------------------------------------------------------------------------------------------------------
Small company risk is the risk that prices of    The Fund maintains a well-diversified portfolio, selects stocks carefully and
smaller companies may be more volatile than      monitors them continuously. And, because we focus on stocks that are already
larger companies because of limited financial    selling at relatively low prices, we believe we may experience less price resources or dependence on narrow product lines. volatility than small cap funds that do not use a value-oriented strategy.

------------------------------------------------------------------------------------------------------------------------------------
Interest rate risk is the risk that securities   We analyze each company's financial situation and its cashflow to determine the
will decrease in value if interest rates rise.   company's ability to finance future expansion and operations. The potential
The risk is generally associated with bonds;     affect that rising interest rates might have on a stock is taken into however, because smaller companies often borrow  consideration before the stock is purchased.
money to finance their operations, they may be
adversely affected by rising interest rates.

------------------------------------------------------------------------------------------------------------------------------------
Foreign risk is the risk that foreign            We typically invest only a small portion of the Fund's portfolio in foreign
securities may be adversely affected by          securities. When we do purchase foreign securities, they are often denominated
political instability, changes in currency       in U.S. dollars. To the extent we invest in foreign securities, we invest
exchange rates, foreign economic conditions or   primarily in issuers of developed countries, which are less likely to encounter inadequate regulatory and accounting standards.  these foreign risks than issuers in developing countries. The Fund may use hedging techniques to help offset potential foreign currency losses.

------------------------------------------------------------------------------------------------------------------------------------
Liquidity risk is the possibility that           We limit exposure to illiquid securities.
securities cannot be readily sold within seven
days at approximately the price that the Fund
values them.

------------------------------------------------------------------------------------------------------------------------------------

Who manages the Fund

Investment manager

The Fund is managed by Delaware Management Company, a series of Delaware Management Business Trust which is an indirect, wholly owned subsidiary of Delaware Management Holdings, Inc. Delaware Management Company makes investment decisions for the Fund, manages the Fund's business affairs and provides daily administrative services. For these services, the manager will be paid the following fee as a percentage of average daily net assets:

                  0.75% on the first $500 million;
                  0.70% on the next $500 million;
                  0.65% on the next $1,500 million; and
                  0.60% on assets in excess of $2,500 million.

Portfolio managers

Andrea Giles, Vice President/Portfolio Manager, has had primary responsibility for making day-to-day investment decisions for the Fund since January 2000. She holds a BSAD from the Massachusetts Institute of Technology and an MBA in Finance from Columbia University. Prior to joining Delaware Investments in 1996, she was an account officer in the Leveraged Capital Group with Citibank. When making investment decisions for the Fund, Ms. Giles consults with Christopher S. Beck.

Christopher S. Beck, Vice President/Senior Portfolio Manager, has been in the investment business for 19 years, starting with Wilmington Trust in 1981. Later, he became Director of Research at Cypress Capital Management in Wilmington and Chief Investment Officer of the University of Delaware Endowment Fund. Prior to joining Delaware Investments in May 1997, he managed the Small Cap Fund for two years at Pitcairn Trust Company. He holds a BS from the University of Delaware, an MBA from Lehigh University and is a CFA charterholder.

Who's who?
This diagram shows the various organizations involved with managing, administering, and servicing the Delaware Investments funds.

                                Board of Trustees

Investment manager                             The Fund                        Custodian
Delaware Management Company                                                    The Chase Manhattan Bank
One Commerce Square                                                            4 Chase Metrotech Center
Philadelphia, PA 19103                                                         Brooklyn, NY 11245

Portfolio  managers                Distributor                                 Service agent
(see page __ for details)          Delaware Distributors, L.P.                 Delaware Service Company, Inc.
                                   1818 Market Street                          1818 Market Street
                                   Philadelphia, PA 19103                      Philadelphia, PA 19103

                                                            Financial advisers

                                                               Shareholders

Board of Trustees A mutual fund is governed by a Board of Trustees which has oversight responsibility for the management of the fund's business affairs. Trustees establish procedures and oversee and review the performance of the investment manager, the distributor and others that perform services for the fund. At least 40% of Board of Trustees must be independent of the fund's investment manager and distributor. These independent fund trustees, in particular, are advocates for shareholder interests.

Investment manager An investment manager is a company responsible for selecting portfolio investments consistent with the objective and policies stated in the mutual fund's prospectus. The investment manager places portfolio orders with broker/dealers and is responsible for obtaining the best overall execution of those orders. A written contract between a mutual fund and its investment manager specifies the services the manager performs. Most management contracts provide for the manager to receive an annual fee based on a percentage of the fund's average daily net assets. The manager is subject to numerous legal restrictions, especially regarding transactions between itself and the funds it advises.

Portfolio managers Portfolio managers are employed by the investment manager to make investment decisions for individual portfolios on a day-to-day basis.

Custodian Mutual funds are legally required to protect their portfolio securities and most funds place them with a qualified bank custodian who segregates fund securities from other bank assets.

Distributor Most mutual funds continuously offer new shares to the public through distributors who are regulated as broker-dealers and are subject to NASD Regulation, Inc. (NASD) rules governing mutual fund sales practices.

Service agent Mutual fund companies employ service agents (sometimes called transfer agents) to maintain records of shareholder accounts, calculate and disburse dividends and capital gains and prepare and mail shareholder statements and tax information, among other functions. Many service agents also provide customer service to shareholders.

Financial advisers Financial advisers provide advice to their clients--analyzing their financial objectives and recommending appropriate funds or other investments. Financial advisers are compensated for their services, generally through sales commissions, and through 12b-1 and/or service fees deducted from the fund's assets.

Shareholders Like shareholders of other companies, mutual fund shareholders have specific voting rights, including the right to elect trustees. Material changes in the terms of a fund's management contract must be approved by a shareholder vote, and funds seeking to change fundamental investment objectives or policies must also seek shareholder approval.

About your account

Investing in the Fund

You can choose from a number of share classes for the Fund. Because each share class has a different combination of sales charges, fees, and other features, you should consult your financial adviser to determine which class best suits your investment goals and time frame.

Choosing a share class

CLASS A
o Class A shares have an up-front sales charge of up to 5.75% that you pay when you buy the shares. The offering price for Class A shares includes the front-end sales charge.

o If you invest $50,000 or more, your front-end sales charge will be reduced.

o You may qualify for other reduced sales charges, as described in "How to reduce your sales charge," and under certain circumstances the sales charge may be waived; please see the Statement of Additional Information.

o Absent 12b-1 fee waivers, Class A shares are also subject to an annual 12b-1 fee no greater than 0.30% of average daily net assets, which is lower than the 12b-1 fee for Class B and Class C shares.

o Class A shares generally are not subject to a contingent deferred sales charge except in the limited circumstances described in the table below.

Class A Sales Charges

------------------------------------------------------------------------------------------------------------------------------------
       Amount of purchase                   Sales charge              Sales charge as % of amount       Dealer's commission as %
                                                as %                           invested                     of offering price
                                          of offering price
------------------------------------------------------------------------------------------------------------------------------------
        Less than $50,000                       5.75%                            6.10%                           5.00%
------------------------------------------------------------------------------------------------------------------------------------
    $50,000 but under $100,000                  4.75%                            4.99%                           4.00%
------------------------------------------------------------------------------------------------------------------------------------
    $100,000 but under $250,000                 3.75%                            3.90%                           3.00%
------------------------------------------------------------------------------------------------------------------------------------
    $250,000 but under $500,000                 2.50%                            2.56%                           2.00%
------------------------------------------------------------------------------------------------------------------------------------
   $500,000 but under $1 million                2.00%                            2.04%                           1.60%
------------------------------------------------------------------------------------------------------------------------------------
As shown below, there is no front-end sales charge when you purchase $1 million or more of Class A shares. However, if your financial adviser is paid a commission on your purchase, you will have to pay a limited contingent deferred sales charge of 1% if you redeem these shares within the first year and 0.50% if you redeem them within the second year unless a specific waiver of the charge applies.
------------------------------------------------------------------------------------------------------------------------------------
       Amount of purchase                 Sales charge as %               Sales charge as %             Dealer's commission as %
                                          of offering price               of amount invested               of offering price
------------------------------------------------------------------------------------------------------------------------------------

   $1,000,000 up to $5 million                  none                             none                            1.00%
------------------------------------------------------------------------------------------------------------------------------------
        Next $20 million
        Up to $25 million                       none                             none                            0.50%
------------------------------------------------------------------------------------------------------------------------------------

     Amount over $25 million                    none                             none                            0.25%
------------------------------------------------------------------------------------------------------------------------------------

CLASS B
o Class B shares have no up-front sales charge, so the full amount of your purchase is invested in the Fund. However, you will pay a contingent deferred sales charge if you redeem your shares within six years after you buy them.

o If you redeem Class B shares during the first year after you buy them, the shares will be subject to a contingent deferred sales charge of 5%. The contingent deferred sales charge is 4% during the second year, 3% during the third and fourth years, 2% during the fifth year, 1% during the sixth year, and 0% thereafter.

o Under certain circumstances the contingent deferred sales charge may be waived; please see the Statement of Additional Information.

o For approximately eight years after you buy your Class B shares, absent 12b-1 fee waivers, they are subject to annual 12b-1 fees no greater than 1% of average daily net assets, of which 0.25% are service fees paid to the distributor, dealers or others for providing services and maintaining accounts.

o Because of the higher 12b-1 fees, Class B shares have higher expenses and any dividends paid on these shares are lower than dividends on Class A shares.

o Approximately eight years after you buy them, Class B shares automatically convert into Class A shares with a 12b-1 fee of no more than 0.30%, which is currently being waived. Conversion may occur as late as three months after the eighth anniversary of purchase, during which time Class B's higher 12b-1 fees apply.

o You may purchase up to $250,000 of Class B shares at any one time. The limitation on maximum purchases varies for retirement plans.

CLASS C
o Class C shares have no up-front sales charge, so the full amount of your purchase is invested in the Fund. However, you will pay a contingent deferred sales charge of 1% if you redeem your shares within 12 months after you buy them.

o Under certain circumstances the contingent deferred sales charge may be waived; please see the Statement of Additional Information.

o Absent 12b-1 fee waivers, Class C shares are subject to an annual 12b-1 fee which may not be greater than 1% of average daily net assets, of which 0.25% are service fees paid to the distributor, dealers or others for providing services and maintaining shareholder accounts.

o Because of the higher 12b-1 fees, Class C shares have higher expenses and pay lower dividends than Class A shares.

o Unlike Class B shares, Class C shares do not automatically convert into another class.

o You may purchase any amount less than $1,000,000 of Class C shares at any one time. The limitation on maximum purchases varies for retirement plans.

Each share class of the Fund has adopted a separate 12b-1 plan that allows it to pay distribution fees for the sales and distribution of its shares. Because these fees are paid out of the Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

How to reduce your sales charge
We offer a number of ways to reduce or eliminate the sales charge on shares. Please refer to the Statement of Additional Information for detailed information and eligibility requirements. You can also get additional information from your financial adviser. You or your financial adviser must notify us at the time you purchase shares if you are eligible for any of these programs.


------------------------------------------------------------------------------------------------------------------------------------
         Program            How it works                                                     Share class
                                                                                   A                 B                C
------------------------------------------------------------------------------------------------------------------------------------
  Letter of Intent            Through a Letter of Intent you agree to              X          Although the Letter of Intent and
                              invest a certain amount in Delaware                             Rights of Accumulation do not apply
                              Investment Funds (except money market                           to the purchase of Class B and C
                              funds with no sales charge) over a                              shares, you can combine your purchase
                              13-month period to qualify for reduced                          of Class A shares with your purchase
                              front-end sales charges.                                        of Class B and C shares to fulfill
----------------------------------------------------------------------------                  your Letter of Intent or qualify for
  Rights of Accumulation      You can combine your holdings or                     X          Rights of Accumulation.
                              purchases of all funds in the Delaware
                              Investments family (except money market
                              funds with no sales charge) as well as
                              the holdings and purchases of your
                              spouse and children under 21 to qualify
                              for reduced front-end sales charges.
------------------------------------------------------------------------------------------------------------------------------------

  Reinvestment of             Up to 12 months after you redeem shares,     For Class A,         For Class B, your        Not
  redeemed shares             you can reinvest the proceeds with no        you will not         account will be          available
                              additional sales charge.                     have to pay an       credited with the
                                                                           additional           contingent
                                                                           front-end            deferred sales
                                                                           sales charge.        charge you
                                                                                                previously
                                                                                                paid on the
                                                                                                amount you are
                                                                                                reinvesting.
                                                                                                Your schedule
                                                                                                for contingent
                                                                                                deferred sales
                                                                                                charges and
                                                                                                conversion
                                                                                                to Class A will
                                                                                                not start over
                                                                                                again; it will
                                                                                                pick up from
                                                                                                the point at
                                                                                                which you
                                                                                                redeemed your
                                                                                                shares.
------------------------------------------------------------------------------------------------------------------------------------
  SIMPLE IRA, SEP IRA,        These investment plans may qualify for               X          There is no reduction in sales
  SARSEP, Prototype           reduced sales charges by combining the                          charges for Class B or Class C shares
  Profit Sharing,             purchases of all members of the group.                          for group purchases  by retirement
  Pension, 401(k),            Members of these groups may also qualify                        plans.
  SIMPLE 401(k),              to purchase shares without a front-end
  403(b)(7), and 457          sales charge and a waiver of any
  Retirement Plans            contingent deferred sales charges.
------------------------------------------------------------------------------------------------------------------------------------

How to buy shares

Through your financial adviser
Your financial adviser can handle all the details of purchasing shares, including opening an account. Your adviser may charge a separate fee for this service.

By mail
Complete an investment slip and mail it with your check, made payable to the fund and class of shares you wish to purchase, to Delaware Investments, 1818 Market Street, Philadelphia, PA 19103-3682. If you are making an initial purchase by mail, you must include a completed investment application (or an appropriate retirement plan application if you are opening a retirement account) with your check.

By wire
Ask your bank to wire the amount you want to invest to First Union Bank, ABA #031201467, Bank Account number 2014 12893 4013. Include your account number and the name of the fund in which you want to invest. If you are making an initial purchase by wire, you must call us so we can assign you an account number.

By exchange
You can exchange all or part of your investment in one or more funds in the Delaware Investments family for shares of other funds in the family. Please keep in mind, however, that under most circumstances you are allowed to exchange only between like classes of shares. To open an account by exchange, call the Shareholder Service Center at 800.523.1918.

Through automated shareholder services
You can purchase or exchange shares through Delaphone, our automated telephone service. For more information about how to sign up for this service, call our Shareholder Service Center at 800.523.1918.

Once you have completed an application, you can open an account with an initial investment of $1,000 and make additional investments at any time for as little as $100. If you are buying shares in an IRA or Roth IRA, under the Uniform Gifts to Minors Act or the Uniform Transfers to Minors Act; or through an Automatic Investing Plan, the minimum purchase is $250, and you can make additional investments of only $25. The minimum for an Education IRA is $500. The minimums vary for retirement plans other than IRAs, Roth IRAs or Education IRAs.

The price you pay for shares will depend on when we receive your purchase order. If we or an authorized agent receive your order before the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. Eastern Time) on a business day, you will pay that day's closing share price which is based on the Fund's net asset value. If we receive your order after the close of regular trading, you will pay the next business day's price. A business day is any day that the New York Stock Exchange is open for business. We reserve the right to reject any purchase order.

We determine the Fund's net asset value (NAV) per share at the close of regular trading of the New York Stock Exchange each business day that the Exchange is open. We calculate this value by adding the market value of all the securities and assets in the Fund's portfolio, deducting all liabilities, and dividing the resulting number by the number of shares outstanding. The result is the net asset value per share. We price securities and other assets for which market quotations are available at their market value. We price fixed-income securities on the basis of valuations provided to us by an independent pricing service that uses methods approved by the Board of Trustees. Any fixed-income securities that have a maturity of less than 60 days we price at amortized cost. For all other securities , we use methods approved by the Board of Trustees that are designed to price securities at their fair market value.

Retirement plans
In addition to being an appropriate investment for your Individual Retirement Account (IRA), Roth IRA and Education IRA, shares in the Fund may be suitable for group retirement plans. You may establish your IRA account even if you are already a participant in an employer-sponsored retirement plan. For more information on how shares in the Fund can play an important role in your retirement planning or for details about group plans, please consult your financial adviser, or call 800.523.1918.

How to redeem shares

Through your financial adviser
Your financial adviser can handle all the details of redeeming your shares. Your adviser may charge a separate fee for this service.

By mail
You can redeem your shares (sell them back to the fund) by mail by writing to:
Delaware Investments, 1818 Market Street, Philadelphia, PA 19103-3682. All owners of the account must sign the request, and for redemptions of more than $50,000, you must include a signature guarantee for each owner. Signature guarantees are also required when redemption proceeds are going to an address other than the address of record on an account.

By telephone
You can redeem up to $50,000 of your shares by telephone. You may have the proceeds sent to you by check, or, if you redeem at least $1,000 of shares, you may have the proceeds sent directly to your bank by wire. Bank information must be on file before you request a wire redemption.

By wire

You can redeem $1,000 or more of your shares and have the proceeds deposited directly to your bank account the next business day after we receive your request. If you request a wire deposit a bank wire fee may be deducted from your proceeds. Bank information must be on file before you request a wire redemption.

Through automated shareholder services
You can redeem shares through Delaphone, our automated telephone service. For more information about how to sign up for this service, call our Shareholder Service Center at 800.523.1918.

If you hold your shares in certificates, you must submit the certificates with your request to sell the shares. We recommend that you send your certificates by certified mail.

When you send us a properly completed request to redeem or exchange shares before the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. Eastern Time), you will receive the net asset value as determined on the business day we receive your request. We will deduct any applicable contingent deferred sales charges. You may also have to pay taxes on the proceeds from your sale of shares. We will send you a check, normally the next business day, but no later than seven days after we receive your request to sell your shares. If you purchased your shares by check, we will wait until your check has cleared, which can take up to 15 days, before we send your redemption proceeds.

If you are required to pay a contingent deferred sales charge when you redeem your shares, the amount subject to the fee will be based on the shares' net asset value when you purchased them or their net asset value when you redeem them, whichever is less. This arrangement assures that you will not pay a contingent deferred sales charge on any increase in the value of your shares. You also will not pay the charge on any shares acquired by reinvesting dividends or capital gains. If you exchange shares of one fund for shares of another, you do not pay a contingent deferred sales charge at the time of the exchange. If you later redeem those shares, the purchase price for purposes of the contingent deferred sales charge formula will be the price you paid for the original shares, not the exchange price. The redemption price for purposes of this formula will be the NAV of the shares you are actually redeeming.

Account minimums
If you redeem shares and your account balance falls below the required account minimum of $1,000 ($250 for IRAs, Uniform Gift to Minors Act accounts or accounts with automatic investing plans, $500 for Education IRAs) for three or more consecutive months, you will have until the end of the current calendar quarter to raise the balance to the minimum. If your account is not at the minimum by the required time, you will be charged a $9 fee for that quarter and each quarter after that until your account reaches the minimum balance. If your account does not reach the minimum balance, the Fund may redeem your account after 60 days' written notice to you.

Special services
To help make investing with us as easy as possible, and to help you build your investments, we offer the following special services.

Automatic Investing Plan
The Automatic Investing Plan allows you to make regular monthly or quarterly investments directly from your checking account.

Direct Deposit
With Direct Deposit you can make additional investments through payroll deductions, recurring government or private payments such as social security or direct transfers from your bank account.

Wealth Builder Option
With the Wealth Builder Option you can arrange automatic monthly exchanges between your shares in one or more Delaware Investments funds. Wealth Builder exchanges are subject to the same rules as regular exchanges (see below) and require a minimum monthly exchange of $100 per fund.

Dividend Reinvestment Plan
Through our Dividend Reinvestment Plan, you can have your distributions reinvested in your account or the same share class in another fund in the Delaware Investments family. The shares that you purchase through the Dividend Reinvestment Plan are not subject to a front-end sales charge or to a contingent deferred sales charge. Under most circumstances, you may reinvest dividends only into like classes of shares.

Exchanges
You can exchange all or part of your shares for shares of the same class in another Delaware Investments fund without paying a sales charge and without paying a contingent deferred sales charge at the time of the exchange. However, if you exchange shares from a money market fund that does not have a sales charge you will pay any applicable sales charges on your new shares. When exchanging Class B and Class C shares of one fund for the same class of shares in other funds, your new shares will be subject to the same contingent deferred sales charge as the shares you originally purchased. The holding period for the CDSC will also remain the same, with the amount of time you held your original shares being credited toward the holding period of your new shares. You don't pay sales charges on shares that you acquired through the reinvestment of dividends. You may have to pay taxes on your exchange. When you exchange shares, you are purchasing shares in another fund so you should be sure to get a copy of the fund's prospectus and read it carefully before buying shares through an exchange.

Dividends, distributions and taxes
Dividends and capital gains, if any, are paid annually. We automatically reinvest all dividends and any capital gains.

Tax laws are subject to change, so we urge you to consult your tax adviser about your particular tax situation and how it might be affected by current tax law. The tax status of your dividends from the Fund is the same whether you reinvest your dividends or receive them in cash. Distributions from the Fund's long-term capital gains are taxable as capital gains, while distributions from short-term capital gains and net investment income are generally taxable as ordinary income. Any capital gains may be taxable at different rates depending on the length of time the Fund held the assets. In addition, you may be subject to state and local taxes on distributions. We will send you a statement each year by January 31 detailing the amount and nature of all dividends and capital gains that you were paid for the prior year.

Certain management considerations


Year 2000

As with other mutual funds, financial and business organizations and individuals around the world, the Funds could be adversely affected if the computer systems used by their service providers do not properly process and calculate date-related information from and after January 1, 2000. This is commonly known as the "Year 2000 Problem." Each Fund has taken steps to obtain satisfactory assurances that its major service providers have taken steps reasonably designed to address the Year 2000 Problem on the computer systems that the service providers use. However, there can be no assurance that these steps will be sufficient to avoid any adverse impact on the business of the Funds. The portfolio managers and investment professionals of the Fund consider Year 2000 compliance (including, but not limited to, any or all of the following: impact on business, cost of compliance plan review and contingency planning, and vendor compliance) in the securities selection and investment process. However, there can be no guarantees that, even with their due diligence efforts, they will be able to predict the affect of Year 2000 on any company or the performance of its securities.

Financial highlights

Class A shares were initially offered on December 29, 1998. On March 16, 1999, the A Class sold shares which were subsequently repurchased, leaving a balance of 1 share, which is the initial seed purchase, as of November 30, 1999. This shareholder data is not being disclosed because the data is not believed to be meaningful. Financial highlights are not shown for Class B and Class C shares because these shares were not operating as of the close of the fiscal year.

Glossary

How to use this glossary

The glossary includes definitions of investment terms used throughout the Prospectus. If you would like to know the meaning of an investment term that is not explained in the text please check the glossary.

Amortized cost
Amortized cost is a method used to value a fixed-income security that starts with the face value of the security and then adds or subtracts from that value depending on whether the purchase price was greater or less than the value of the security at maturity. The amount greater or less than the par value is divided equally over the time remaining until maturity.

Average maturity
An average of when the individual bonds and other debt securities held in a portfolio will mature.

Bond
A debt security, like an IOU, issued by a company, municipality or government agency. In return for lending money to the issuer, a bond buyer generally receives fixed periodic interest payments and repayment of the loan amount on a specified maturity date. A bond's price changes prior to maturity and is inversely related to current interest rates. When interest rates rise, bond prices fall, and when interest rates fall, bond prices rise.

Bond ratings
Independent evaluations of creditworthiness, ranging from Aaa/AAA (highest quality) to D (lowest quality). Bonds rated Baa/BBB or better are considered investment grade. Bonds rated Ba/BB or lower are commonly known as junk bonds. See also Nationally recognized statistical rating organization.

Capital
The amount of money you invest.

Capital appreciation
An increase in the value of an investment.

Capital gains distributions
Payments to mutual fund shareholders of profits (realized gains) from the sale of a fund's portfolio securities. Usually paid once a year; may be either short-term gains or long-term gains.

Commission
The fee an investor pays to a financial adviser for investment advice and help in buying or selling mutual funds, stocks, bonds or other securities.

Compounding
Earnings on an investment's previous earnings.

Consumer Price Index (CPI)
Measurement of U.S. inflation; represents the price of a basket of commonly purchased goods.

Contingent deferred sales charge (CDSC)
Fee charged by some mutual funds when shares are redeemed (sold back to the fund) within a set number of years; an alternative method for investors to compensate a financial adviser for advice and service, rather than an up-front commission.

Corporate bond
A debt security issued by a corporation. See Bond.

Depreciation
A decline in an investment's value.

Diversification
The process of spreading investments among a number of different securities, asset classes or investment styles to reduce the risks of investing.

Dividend distribution
Payments to mutual fund shareholders of dividends passed along from the fund's portfolio of securities.

Duration
A measurement of a fixed-income investment's price volatility. The larger the number, the greater the likely price change for a given change in interest rates.

Expense ratio
A mutual fund's total operating expenses, expressed as a percentage of its total net assets. Operating expenses are the costs of running a mutual fund, including management fees, offices, staff, equipment and expenses related to maintaining the fund's portfolio of securities and distributing its shares. They are paid from the fund's assets before any earnings are distributed to shareholders.

Financial adviser
Financial professional (e.g., broker, banker, accountant, planner or insurance agent) who analyzes clients' finances and prepares personalized programs to meet objectives.

Fixed-income securities
With fixed-income securities, the money you originally invested is paid back at a pre-specified maturity date. These securities, which include government, corporate or municipal bonds, as well as money market securities, typically pay a fixed rate of return (often referred to as interest). See Bond.

Inflation
The increase in the cost of goods and services over time. U.S. inflation is frequently measured by changes in the Consumer Price Index (CPI).

Investment goal
The objective, such as long-term capital growth or high current income, that a mutual fund pursues.

Management fee
The amount paid by a mutual fund to the investment adviser for management services, expressed as an annual percentage of the fund's average daily net assets.

Market capitalization
The value of a corporation determined by multiplying the current market price of a share of common stock by the number of shares held by shareholders. A corporation with one million shares outstanding and the market price per share of $10 has a market capitalization of $10 million.

Maturity
The length of time until a bond issuer must repay the underlying loan principal to bondholders.

NASD Regulation, Inc. (NASD)
A self-regulating organization, consisting of brokerage firms (including distributors of mutual funds), that is responsible for overseeing the actions of its members.

Nationally recognized statistical rating organization  (NRSRO)
A company that assesses the credit quality of bonds, commercial paper, preferred and common stocks and municipal short-term issues, rating the probability that the issuer of the debt will meet the scheduled interest payments and repay the principal. Ratings are published by such companies as Moody's Investors Service, Inc. (Moody's), Standard & Poor's Ratings Group (S&P), Duff & Phelps, Inc.
(Duff), and Fitch IBCA, Inc. (Fitch).
                                                                              24

Net asset value (NAV)
The daily dollar value of one mutual fund share. Equal to a fund's net assets divided by the number of shares outstanding.

Preferred stock
Preferred stock has preference over common stock in the payment of dividends and liquidation of assets. Preferred stock also often pays dividends at a fixed rate and is sometimes convertible into common stock.

Price-to-earnings ratio
A measure of a stock's value calculated by dividing the current market price of a share of stock by its annual earnings per share. A stock selling for $100 per share with annual earnings per share of $5 has a P/E of 20.

Principal
Amount of money you invest (also called capital). Also refers to a bond's original face value, due to be repaid at maturity.

Prospectus
The official offering document that describes a mutual fund, containing information required by the SEC, such as investment objectives, policies, services and fees.

Redeem
To cash in your shares by selling them back to the mutual fund.

Risk
Generally defined as variability of value; also credit risk, inflation risk, currency and interest rate risk. Different investments involve different types and degrees of risk.

Russell 2000 Index
Russell 2000 Index, an unmanaged index that measures the performance of the 2000 smallest companies in the Russell 3000 Index.

Sales charge
Charge on the purchase or redemption of fund shares sold through financial advisers. May vary with the amount invested. Typically used to compensate advisers for advice and service provided.

SEC (Securities and Exchange Commission)
Federal agency established by Congress to administer the laws governing the securities industry, including mutual fund companies.

Share classes
Different classifications of shares; mutual fund share classes offer a variety of sales charge choices.

Signature guarantee
Certification by a bank, brokerage firm or other financial institution that a customer's signature is valid; signature guarantees can be provided by members of the STAMP program.

Standard deviation
A measure of an investment's volatility; for mutual funds, measures how much a fund's total return has typically varied from its historical average.

Statement of Additional Information (SAI)
The document serving as "Part B" of a fund's prospectus that provides more detailed information about the fund's organization, investments, policies and risks.

Stock
An investment that represents a share of ownership (equity) in a corporation. Stocks are often referred to as equities.

Total return
An investment performance measurement, expressed as a percentage, based on the combined earnings from dividends, capital gains and change in price over a given period.

Uniform Gift to Minors Act and Uniform Transfers to Minors Act
Federal and state laws that provide a simple way to transfer property to a minor with special tax advantages.

Volatility
The tendency of an investment to go up or down in value by different magnitudes. Investments that generally go up or down in value in relatively small amounts are considered "low volatility" investments, whereas those investments that generally go up or down in value in relatively large amounts are considered "high volatility" investments.

Delaware Small Cap Contrarian Fund

Additional information about the Fund's investments is available in the Fund's annual and semi-annual report to shareholders. In the Fund's shareholder reports, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the report period. You can find more detailed information about the Fund in the current Statement of Additional Information, which we have filed electronically with the Securities and Exchange Commission (SEC) and which is legally a part of this prospectus. If you want a free copy of the Statement of Additional Information, the annual or semi-annual report, or if you have any questions about investing in the Fund, you can write to us at 1818 Market Street, Philadelphia, PA 19103, or call toll-free 800.523.1918. You may also obtain additional information about the Fund from your financial adviser.

You can find reports and other information about the Fund on the SEC web site (http://www.sec.gov), or you can get copies of this information, after payment of a duplicating fee, by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-6009. Information about the Fund, including its Statement of Additional Information, can be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. You can get information on the public reference room by calling the SEC at 1.800.SEC.0330.

Web site

www.delawareinvestments.com
---------------------------

E-mail

service@delinvest.com

Shareholder Service Center

800.523.1918

Call the Shareholder Service Center Monday to Friday, 8 a.m. to 8 p.m. Eastern time:

  o For fund information; literature; price, yield and performance figures.

  o For information on existing regular investment accounts and retirement plan accounts including wire investments; wire redemptions; telephone redemptions and telephone exchanges.

Delaphone Service

800.362.FUND (800.362.3863)

  o For convenient access to account information or current performance information on all Delaware Investments Funds seven days a week, 24 hours a day, use this Touch-Tone(R) service.

Investment Company Act file number: 811-4997

----------------------------------------------------------------------------
Delaware Small Cap Contrarian Fund  Symbol                    CUSIP
----------------------------------------------------------------------------
Class A                                                     24610B883
----------------------------------------------------------------------------


                                    DELAWARE(SM)
                                   INVESTMENTS
                                   -----------
                              Philadelphia * London

P-002[--] PP 1/00

                                    DELAWARE
                                   INVESTMENTS
                                   -----------
                              Philadelphia * London

                       Delaware Small Cap Contrarian Fund

                               Institutional Class

                                   Prospectus
                                January 31, 2000

                             Growth of Capital Fund

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy of this prospectus, and any representation to the contrary is a criminal offense.

Table of contents

Fund profile                                                  page
Delaware Small Cap Contrarian Fund

How we manage the Fund                                        page
Our investment strategies
The securities we typically invest in
The risks of investing in the Fund


Who manages the Fund                                          page
Investment manager
Portfolio managers
Fund administration (Who's who)


About your account                                            page
Investing in the Fund
     How to buy shares
     How to redeem shares
     Account minimum
     Exchanges
Dividends, distributions and taxes

Certain management considerations                             page

Financial highlights                                          page

Glossary                                                      page

Profile: Delaware Small Cap Contrarian Fund


What is the Fund's goal?
Delaware Small Cap Contrarian Fund seeks long-term capital appreciation. Although the Fund will strive to meet its goal, there is no assurance that it will.


What are the Fund's main investment strategies?

We invest primarily in stocks of small companies whose stock prices appear low relative to their underlying value or future potential. Among other factors, we consider the financial strength of a company, its management, the prospects for its industry and any anticipated changes within the company that might suggest a more favorable outlook going forward.


What are the main risks of investing in the Fund?

Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest. The price of Fund shares will increase and decrease according to changes in the value of the Fund's investments. This Fund will be affected by declines in stock prices. The companies that the Fund invests in may involve greater risk due to their size, narrow product lines and limited financial resources. In addition, the Fund may have large investments in particular industries at any given time (although never more than 25% of its assets at the time of purchase), a strategy that may increase volatility. For a more complete discussion of risk, please turn to page __.

You should keep in mind that an investment in the Fund is not a complete investment program; it should be considered just one part of your total financial plan. Be sure to discuss this Fund with your financial adviser to determine whether it is an appropriate choice for you.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.


Who should invest in the Fund
o        Investors with long-term financial goals.
o        Investors seeking an investment primarily in common stocks.
o Investors seeking exposure to the capital appreciation opportunities of small companies.

Who should not invest in the Fund
o        Investors with short-term financial goals.
o        Investors whose primary goal is current income.
o Investors who are unwilling to accept share prices that may fluctuate, sometimes significantly over the short term.

How has the Fund performed?

This bar chart and table can help you evaluate the potential risks of investing in the Fund. We show the return for the Fund's Institutional Class shares for the past calendar year as well as the average annual return of these shares for the one-year and lifetime periods. The Fund's past performance does not necessarily indicate how it will perform in the future. The returns reflect expense caps and would be lower without the caps.


[GRAPHIC OMITTED: BAR CHART SHOWING TOTAL RETURN (INSTITUTIONAL CLASS)]

Total return


---------------
      1999
---------------
     8.24%
---------------





During the period illustrated in this bar chart, the Institutional Class' highest quarterly return was 20.69% for the quarter ended June 30, 1999 and its lowest quarterly return was -10.51% for the quarter ended September 30, 1999.

                            Average annual return for the period ending 12/31/99


                Institutional Class      Russell 2000 Index
                (Inception 12/29/98)


1 year            8.24%                  21.26%
Lifetime          12.72%                 21.26%

The Fund's returns are compared to the performance of the Russell 2000 Index. You should remember that unlike the Fund, the index is unmanaged and doesn't include the costs of operating a mutual fund, such as the costs of buying, selling and holding the securities.

What are the Fund's fees and expenses?
You do not pay sales charges directly from your investments when you buy or sell shares of the Institutional Class.

 -----------------------------------------------------------------
 Maximum sales charge (load) imposed on purchases as    none
 a percentage of offering price
 -----------------------------------------------------------------
 Maximum contingent deferred sales charge (load)
 as a percentage of original purchase price or
 redemption price, whichever is lower                   none
 -----------------------------------------------------------------
 Maximum sales charge (load) imposed on reinvested
 dividends                                              none
 -----------------------------------------------------------------
 Redemption fees                                        none
 -----------------------------------------------------------------
 Exchange Fees(1)                                       none
 -----------------------------------------------------------------

Annual fund operating expenses are deducted from the Fund's assets.


 -----------------------------------------------------------------
 Management fees                                        0.75%
 -----------------------------------------------------------------
 Distribution and service (12b-1) fees                  none
 -----------------------------------------------------------------
 Other expenses                                         1.09%
 -----------------------------------------------------------------
 Total operating expenses(2)                            1.84%
 -----------------------------------------------------------------

This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds with similar investment objectives. We show the cumulative amount of Fund expenses on a hypothetical investment of $10,000 with an annual 5% return over the time shown.(4) This is an example only, and does not represent future expenses, which may be greater or less than those shown here.


 ----------------------------
     1 year        $187
 ----------------------------
     3 years       $579
 ----------------------------
     5 years       $995
-----------------------------
    10 years     $2,159
-----------------------------

(1) Exchanges are subject to the requirements of each fund in the Delaware Investments family. A front-end sales charge may apply if you exchange your shares into a fund that has a front-end sales charge.
(2) The investment manager has agreed to waive fees and pay expenses from the commencement of the Fund's operations through May 31, 2000, in order to prevent total operating expenses (excluding any taxes, interest, brokerage fees and extraordinary expenses) from exceeding 0.75% of average daily net assets. The following table shows operating expenses which are based on the most recently completed fiscal year and reflect the manager's current fee waivers and payments.

     ---------------------------------------------------------------------------
                   Fund operating expenses including voluntary
                    expense caps in effect until May 31, 2000

     CLASS                                               Institutional Class
     ---------------------------------------------------------------------------
     Management fees                                            0.00%
     ---------------------------------------------------------------------------
     Distribution and service (12b-1) fees                      0.00%
     ---------------------------------------------------------------------------
     Other expenses                                             0.75%
     ---------------------------------------------------------------------------
     Total operating expenses                                   0.75%
     ---------------------------------------------------------------------------

(3) The Fund's actual rate of return may be greater or less than the hypothetical 5% return we use here. Also, this example assumes that the Fund's total operating expenses remain unchanged in each of the periods we show. This example does not reflect the voluntary expense cap described in footnote 2.

How we manage the Fund

Our investment strategies

We research individual companies and analyze economic and market conditions, seeking to identify the securities or market sectors that we believe are the best investments for the Fund. Following is a description of how the portfolio managers pursue the Fund's investment goal.


We take a disciplined approach to investing, combining investment strategies and risk management techniques that can help shareholders meet their goals.

We strive to identify small-companies that we believe offer above-average opportunities for long-term price appreciation because their current stock price does not appear to accurately reflect the companies' underlying value or future earning potential.

Under normal conditions, at least 65% of the Fund's net assets will be invested in the common stock of small cap companies, those having a market capitalization generally less than $1.5 billion. Our focus will be on value stocks, defined as stocks whose price is historically low when compared with a given financial measure such as profits, book value or cashflow.

Companies may be undervalued for many reasons. They may be unknown to stock analysts, they may have experienced poor earnings or their industry may be in the midst of a period of weak growth.

We will use a selection model which we developed ourselves, to help identify companies that meet our investment guidelines. Our initial search will focus on several key characteristics including price-to-sales ratio, price-to-cash flow ratio and price-to-earnings ratio.

We will then carefully evaluate the financial strength of the company, the nature of its management, any developments affecting the company or its industry, anticipated new products or services, possible management changes, projected takeovers or technological breakthroughs. Using this extensive analysis, our goal is to pinpoint the companies within the universe of undervalued stocks, whose true value is likely to be recognized and rewarded with a rising stock price in the future.

Because there is added risk when investing in smaller companies, which may still be in their early developmental stages, we maintain a well-diversified portfolio, typically holding a mix of different stocks, representing a wide array of industries.


The Fund's investment objective is non-fundamental. This means that the Board of Trustees may change the objective without obtaining shareholder approval. If the objective were changed, we would notify shareholders before the change in the objective became effective.

The securities we typically invest in
Stocks offer investors the potential for capital appreciation, and may pay dividends as well.

------------------------------------------------------------------------------------------------------------------------------
                                                                                        How we use them
                           Securities                                          Delaware Small Cap Contrarian Fund
------------------------------------------------------------------------------------------------------------------------------
Common stocks: Securities that represent shares of ownership in   Under normal market conditions we will hold at least
a corporation. Stockholders participate in the corporation's      65% of the Fund's net assets in common stock of small
profits and losses, proportionate to the number of shares they    companies that we believe are selling for less than
own.                                                              their true value. Generally, we invest 90% to 100% of
                                                                  net assets in these stocks.

------------------------------------------------------------------------------------------------------------------------------

American Depositary Receipts (ADRs): Securities of foreign        The Fund may hold an unlimited amount of ADRs that are
entities issued through a U.S. bank representing the bank's       actively traded in the U.S. when we believe they offer
holdings of a stated number of shares of a foreign corporation.   greater value and greater appreciation potential than
An ADR entitles the holder to all dividends and capital gains     U.S. securities.
earned by the underlying foreign shares. ADRs are bought and sold the same as U.S. securities.


------------------------------------------------------------------------------------------------------------------------------

Repurchase agreements: An agreement between a buyer, such as a    Typically, we use repurchase agreements as a short-term
fund, and a seller of securities in which the seller agrees to    investment for a Fund's cash position. In order to enter
buy the securities back within a specified time at the same       into these repurchase agreements, the Fund must have
price the buyer paid for them, plus an amount equal to an agreed  collateral of at least 102% of the repurchase price.
upon interest rate. Repurchase agreements are often viewed as     Repurchase agreements with maturities of over seven days
equivalent to cash.                                               will be considered illiquid. The Fund will only enter
                                                                  into repurchase agreements in which the collateral is
                                                                  composed of U.S. government securities.

------------------------------------------------------------------------------------------------------------------------------
Restricted securities: Privately placed securities whose resale   We may invest in privately placed securities that are
is restricted under securities law.                               eligible for resale only among certain institutional
                                                                  buyers without registration, including Rule 144A
                                                                  Securities. Restricted securities that are determined
                                                                  to be illiquid may not exceed the Fund's 15% limit on
                                                                  illiquid securities which is described below.

------------------------------------------------------------------------------------------------------------------------------
Illiquid securities: Securities that do not have a ready market,   We may invest up to 15% of net assets in illiquid
and cannot be easily sold within seven days at approximately the   securities.
price that the Fund has valued them.
------------------------------------------------------------------------------------------------------------------------------

Options represent a right to buy or sell a security at an agreed   The Fund may write call options and purchase put options
upon price at a future date. The purchaser of an option may or     on a covered basis only, and will not engage in option
may not choose to go through with the transaction.                 writing strategies for speculative purposes.
Certain options may be considered to be derivative securities.


------------------------------------------------------------------ -----------------------------------------------------------


The Fund may also invest in other securities including convertible securities, warrants, preferred stocks, and bonds. Please see the Statement of Additional Information for additional descriptions and risk information on these securities as well as those listed in the table above. You can find additional information about the investments in the Fund's portfolio in the annual or semi-annual shareholder report.

Lending securities
The Fund may lend up to 25% of its assets to qualified dealers and institutional investors for their use in security transactions.

Purchasing securities on a when-issued or delayed delivery basis
The Fund may buy or sell securities on a when-issued or delayed delivery basis; that is, paying for securities before delivery or taking delivery at a later date. The Fund will designate cash or securities in amounts sufficient to cover its obligations, and will value the designated assets daily.

Portfolio turnover
We anticipate that the Fund's annual portfolio turnover will be less than 100%. A turnover rate of 100% would occur if a Fund sold and replaced securities valued at 100% of its net assets within one year.


Borrowing from banks
The Fund may borrow money as a temporary measure for extraordinary purposes or to facilitate redemptions. Borrowing money could result in the Fund being unable to meet its investment objective.

The risks of investing in the Fund

Investing in any mutual fund involves risk, including the risk that you may receive little or no return on your investment, and the risk that you may lose part or all of the money you invest. Before you invest in a Fund you should carefully evaluate the risks. Because of the nature of the Fund, you should consider an investment in it to be a long-term investment that typically provides the best results when held for a number of years. The following are the chief risks you assume when investing in Delaware Small Cap Contrarian Fund. Please see the Statement of Additional Information for further discussion of these risks and other risks not discussed here.


------------------------------------------------------------------------------------------------------------------------------------
                     Risks                                                   How we strive to manage them
------------------------------------------------------------------------------------------------------------------------------------
                                                                          Delaware Small Cap Contrarian Fund

------------------------------------------------------------------------------------------------------------------------------------

Market risk is the risk that all or a majority    We maintain a long-term investment approach and focus on stocks we believe can
of the securities in a certain market -- like     appreciate over an extended time frame regardless of interim market fluctuations.
the stock or bond market -- will decline in       We do not try to predict overall stock market movements and generally do not
value because of factors such as economic         trade for short-term purposes.
conditions, future expectations or investor
confidence.                                       We may hold a substantial part of the Fund's assets in cash or cash equivalents as a temporary, defensive strategy.

------------------------------------------------------------------------------------------------------------------------------------
Industry and security risk is the risk that the   We follow a rigorous selection process before choosing securities and
value of securities in a particular industry or   continuously monitor them while they remain in the portfolio.
the value of an individual stock or bond will
decline because of changing expectations for      The Fund is a diversified portfolio with investments in companies representing
the performance of that industry or for the       many different industries. We do not make additional investments in a stock if
individual company issuing the stock.             that stock represents 5% of net assets, nor in an industry if that industry represents 25% of net assets. However, it is likely that our holdings will be more concentrated in certain industries if the industry as a whole has strong value characteristics. This could increase volatility.

------------------------------------------------------------------------------------------------------------------------------------

Small company risk is the risk that prices of     The Fund maintains a well-diversified portfolio, selects stocks carefully and
smaller companies may be more volatile than       monitors them continuously. And, because we focus on stocks that are already
larger companies because of limited financial     selling at relatively low prices, we believe we may experience less price resources or dependence on narrow product lines.  volatility than small cap funds that do not use a value-oriented strategy.

------------------------------------------------------------------------------------------------------------------------------------
Interest rate risk is the risk that securities    We analyze each company's financial situation and its cashflow to determine the
will decrease in value if interest rates rise.    company's ability to finance future expansion and operations. The potential
The risk is generally associated with bonds;      affect that rising interest rates might have on a stock is taken into
however, because smaller companies often borrow   consideration before the stock is purchased.
money to finance their operations, they may be
adversely affected by rising interest rates.

------------------------------------------------------------------------------------------------------------------------------------
Foreign risk is the risk that foreign             We typically invest only a small portion of the Fund's portfolio in foreign
securities may be adversely affected by           securities. When we do purchase foreign securities, they are often denominated
political instability, changes in currency        in U.S. dollars. To the extent we invest in foreign securities, we invest
exchange rates, foreign economic conditions or    primarily in issuers of developed countries, which are less likely to encounter
inadequate regulatory and accounting standards.   these foreign risks than issuers in developing countries. The Fund may use hedging techniques to help offset potential foreign currency losses.
------------------------------------------------------------------------------------------------------------------------------------
Liquidity risk is the possibility that            We limit exposure to illiquid securities.
securities cannot be readily sold within seven
days at approximately the price that the Fund
values them.

------------------------------------------------------------------------------------------------------------------------------------

Who manages the Fund

Investment manager

The Fund is managed by Delaware Management Company, a series of Delaware Management Business Trust which is an indirect, wholly owned subsidiary of Delaware Management Holdings, Inc. Delaware Management Company makes investment decisions for the Fund, manages the Fund's business affairs and provides daily administrative services. For these services, the manager will be paid the following fee as a percentage of average daily net assets.


         0.75% on the first $500 million;
         0.70% on the next $500 million;
         0.65% on the next $1,500 million; and
         0.60% on assets in excess of $2,500 million.

Portfolio managers
Andrea Giles, Vice President/Portfolio Manager, has had primary responsibility for making day-to-day investment decisions for the Fund since January 2000. She holds a BSAD from the Massachusetts Institute of Technology and an MBA in Finance from Columbia University. Prior to joining Delaware Investments in 1996, she was an account officer in the Leveraged Capital Group with Citibank. When making investment decisions for the Fund, Ms. Giles consults with Christopher S. Beck.

Christopher S. Beck, Vice President/Senior Portfolio Manager, has been in the investment business for 19 years, starting with Wilmington Trust in 1981. Later, he became Director of Research at Cypress Capital Management in Wilmington and Chief Investment Officer of the University of Delaware Endowment Fund. Prior to joining Delaware Investments in May 1997, he managed the Small Cap Fund for two years at Pitcairn Trust Company. He holds a BS from the University of Delaware, an MBA from Lehigh University and is a CFA charterholder.

Who's who?

This diagram shows the various organizations involved with managing, administering, and servicing the Delaware Investments funds.

                                Board of Trustees

Investment manager                                         The Funds            Custodian
Delaware Management Company                                                     The Chase Manhattan Bank
One Commerce Square                                                                     4 Chase Metrotech Center
Philadelphia, PA 19103                                                                  Brooklyn, NY 11245


Portfolio managers                          Distributor                                 Service agent
(see page __ for details)                   Delaware Distributors, L.P.                 Delaware Service Company, Inc.
                                            1818 Market Street                          1818 Market Street
                                            Philadelphia, PA 19103                      Philadelphia, PA 19103

                                  Shareholders

Board of Trustees A mutual fund is governed by a Board of Trustees which has oversight responsibility for the management of the fund's business affairs. Trustees establish procedures and oversee and review the performance of the investment manager, the distributor and others that perform services for the fund. At least 40% of the Board of Trustees must be independent of the fund's investment manager and distributor. These independent fund trustees, in particular, are advocates for shareholder interests.

Investment manager An investment manager is a company responsible for selecting portfolio investments consistent with the objective and policies stated in the mutual fund's prospectus. The investment manager places portfolio orders with broker/dealers and is responsible for obtaining the best overall execution of those orders. A written contract between a mutual fund and its investment manager specifies the services the manager performs. Most management contracts provide for the manager to receive an annual fee based on a percentage of the fund's average daily net assets. The manager is subject to numerous legal restrictions, especially regarding transactions between itself and the funds it advises.

Portfolio managers Portfolio managers are employed by the investment manager to make investment decisions for individual portfolios on a day-to-day basis.

Custodian Mutual funds are legally required to protect their portfolio securities and most funds place them with a qualified bank custodian who segregates fund securities from other bank assets.

Distributor Most mutual funds continuously offer new shares to the public through distributors who are regulated as broker-dealers and are subject to NASD Regulation, Inc. (NASD) rules governing mutual fund sales practices.

Service agent Mutual fund companies employ service agents (sometimes called transfer agents) to maintain records of shareholder accounts, calculate and disburse dividends and capital gains and prepare and mail shareholder statements and tax information, among other functions. Many service agents also provide customer service to shareholders.

Shareholders Like shareholders of other companies, mutual fund shareholders have specific voting rights, including the right to elect directors. Material changes in the terms of a fund's management contract must be approved by a shareholder vote, and funds seeking to change fundamental investment objectives or policies must also seek shareholder approval.

About your account

Investing in the Fund
Institutional Class shares are available for purchase only by the following:

o retirement plans introduced by persons not associated with brokers or dealers that are primarily engaged in the retail securities business and rollover individual retirement accounts from such plans;

o tax-exempt employee benefit plans of the manager or its affiliates and securities dealer firms with a selling agreement with the distributor;

o institutional advisory accounts of the manager, or its affiliates and those having client relationships with Delaware Investment Advisers, an affiliate of the manager, or its affiliates and their corporate sponsors, as well as subsidiaries and related employee benefit plans and rollover individual retirement accounts from such institutional advisory accounts;

o a bank, trust company and similar financial institution investing for its own account or for the account of its trust customers for whom such financial institution is exercising investment discretion in purchasing shares of the Class, except where the investment is part of a program that requires payment to the financial institution of a Rule 12b-1 Plan fee; and

o registered investment advisers investing on behalf of clients that consist solely of institutions and high net-worth individuals having at least $1,000,000 entrusted to the adviser for investment purposes, but only if the adviser is not affiliated or associated with a broker or dealer and derives compensation for its services exclusively from its clients for such advisory services.

How to buy shares

By mail
Complete an investment slip and mail it with your check, made payable to the fund and class of shares you wish to purchase, to Delaware Investments, 1818 Market Street, Philadelphia, PA 19103-3682. If you are making an initial purchase by mail, you must include a completed investment application (or an appropriate retirement plan application if you are opening a retirement account) with your check.

By wire
Ask your bank to wire the amount you want to invest to First Union Bank, ABA #031201467, Bank Account number 2014128934013. Include your account number and the name of the fund in which you want to invest. If you are making an initial purchase by wire, you must call us at 800.510.4015 so we can assign you an account number.


By exchange
You can exchange all or part of your investment in one or more funds in the Delaware Investments family for shares of other funds in the family. Please keep in mind, however, that you may not exchange your shares for Class B or Class C shares. To open an account by exchange, call your Client Services Representative at 800.510.4015.


Through your financial adviser
Your financial adviser can handle all the details of purchasing shares, including opening an account. Your adviser may charge a separate fee for this service.

The price you pay for shares will depend on when we receive your purchase order. If we or an authorized agent receive your order before the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. Eastern Time) on a business day, you will pay that day's closing share price which is based on the Fund's net asset value. If we receive your order after the close of regular trading, you will pay the next business day's price. A business day is any day that the New York Stock Exchange is open for business. We reserve the right to reject any purchase order.

We determine the Fund's net asset value (NAV) per share at the close of regular trading of the New York Stock Exchange each business day that the Exchange is open. We calculate this value by adding the market value of all the securities and assets in the Fund's portfolio, deducting all liabilities, and dividing the resulting number by the number of shares outstanding. The result is the net asset value per share. We price securities and other assets for which market quotations are available at their market value. We price fixed-income securities on the basis of valuations provided to us by an independent pricing service that uses methods approved by the Board of Trustees. Any fixed-income securities that have a maturity of less than 60 days we price at amortized cost. For all other securities, we use methods approved by the Board of Trustees that are designed to price securities at their fair market value.

How to redeem shares

By mail
You can redeem your shares (sell them back to the fund) by mail by writing to:
Delaware Investments, 1818 Market Street, Philadelphia, PA 19103-3682. All owners of the account must sign the request, and for redemptions of more than $50,000, you must include a signature guarantee for each owner. You can also fax your written request to 215.255.8864. Signature guarantees are also required when redemption proceeds are going to an address other than the address of record on an account.


By telephone
You can redeem up to $50,000 of your shares by telephone. You may have the proceeds sent to you by check, or, if you redeem at least $1,000 of shares, you may have the proceeds sent directly to your bank by wire. Bank information must be on file before you request a wire redemption.

By wire

You can redeem $1,000 or more of your shares and have the proceeds deposited directly to your bank account the next business day after we receive your request. Bank information must be on file before you request a wire redemption.


Through your financial adviser
Your financial adviser can handle all the details of redeeming your shares. Your adviser may charge a separate fee for this service.

If you hold your shares in certificates, you must submit the certificates with your request to sell the shares. We recommend that you send your certificates by certified mail.


When you send us a properly completed request to redeem or exchange shares before the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. Eastern Time), you will receive the net asset value as determined on the business day we receive your request. We will send you a check, normally the next business day, but no later than seven days after we receive your request to sell your shares. If you purchased your shares by check, we will wait until your check has cleared, which can take up to 15 days, before we send your redemption proceeds.


Account minimum
If you redeem shares and your account balance falls below $250, the Fund may redeem your account after 60 days' written notice to you.

Exchanges
You can exchange all or part of your shares for shares of the same class in another Delaware Investments fund. If you exchange shares to a fund that has a sales charge you will pay any applicable sales charges on your new shares. You don't pay sales charges on shares that are acquired through the reinvestment of dividends. You may have to pay taxes on your exchange. When you exchange shares, you are purchasing shares in another fund so you should be sure to get a copy of the fund's prospectus and read it carefully before buying shares through an exchange. You may not exchange your shares for Class B and Class C shares of the funds in the Delaware Investments family.

Dividends, distributions and taxes
Dividends and capital gains, if any, are paid annually. We automatically reinvest all dividends and any capital gains.


Tax laws are subject to change, so we urge you to consult your tax adviser about your particular tax situation and how it might be affected by current tax law. The tax status of your dividends from this Fund is the same whether you reinvest your dividends or receive them in cash. Distributions from the Fund's long-term capital gains are taxable as capital gains, while distributions from short-term capital gains and net investment income are generally taxable as ordinary income. Any capital gains may be taxable at different rates depending on the length of time the Fund held the assets. In addition, you may be subject to state and local taxes on distributions. We will send you a statement each year by January 31 detailing the amount and nature of all dividends and capital gains that you were paid for the prior year.

Certain management considerations


Year 2000

As with other mutual funds, financial and business organizations and individuals around the world, the Funds could be adversely affected if the computer systems used by their service providers do not properly process and calculate date-related information from and after January 1, 2000. This is commonly known as the "Year 2000 Problem." Each Fund has taken steps to obtain satisfactory assurances that its major service providers have taken steps reasonably designed to address the Year 2000 Problem on the computer systems that the service providers use. However, there can be no assurance that these steps will be sufficient to avoid any adverse impact on the business of the Funds. The portfolio managers and investment professionals of the Fund consider Year 2000 compliance (including, but not limited to, any or all of the following: impact on business, cost of compliance plan review and contingency planning, and vendor compliance) in the securities selection and investment process. However, there can be no guarantees that, even with their due diligence efforts, they will be able to predict the affect of Year 2000 on any company or the performance of its securities.

Financial highlights

The financial highlights table is intended to help you understand the Fund's financial performance. All "per share" information reflects financial results for a single Fund share. This information has been audited by Ernst & Young LLP, whose report, along with the Fund's financial statements, is included in the Fund's annual report, which is available upon request by calling 800.523.1918.


--------------------------------------------------------------------------------
 Delaware Small Cap Contrarian Fund Institutional Class

                                                                        Period
                                                                    12/29/98(1)
                                                                        through
                                                                       11/30/99

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Net asset value, beginning of period                                     $8.500
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Income from investment operations:
--------------------------------------------------------------------------------
Net investment income(2)                                                  0.104
--------------------------------------------------------------------------------
Net realized and unrealized gain on investments                           0.326
--------------------------------------------------------------------------------
Total from investment operations                                          0.430
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Less dividends and distributions:
--------------------------------------------------------------------------------
Dividends from net investment income                                       none
--------------------------------------------------------------------------------
Distributions from net realized gain on investments                        none
--------------------------------------------------------------------------------
Total dividends and distributions                                          none
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Net asset value, end of period                                           $8.930
--------------------------------------------------------------------------------
Total return(3)                                                            5.06%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Ratios and supplemental data:
--------------------------------------------------------------------------------
Net assets, end of period
(000 omitted)                                                            $2,101
--------------------------------------------------------------------------------
Ratio of expenses to average daily net assets                              0.80%
--------------------------------------------------------------------------------
Ratio of expenses to average daily net assets  prior to
expense limitation and expenses paid indirectly                            1.84%
--------------------------------------------------------------------------------
Ratio of net investment income to average daily net assets                 1.27%
--------------------------------------------------------------------------------
Ratio of net investment income to average daily net assets
prior to expense limitation and expenses paid indirectly                   0.18%
--------------------------------------------------------------------------------
Portfolio turnover                                                           63%
--------------------------------------------------------------------------------
(1) Date of commencement of trading; ratios have been annualized but total return has not been annualized.
(2) Per share information was based on the average shares outstanding method.
(2) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value, and reflects the manager's expense caps.

How to read the Financial highlights


Net investment income
Net investment income includes dividend and interest income earned from a fund's securities; it is after expenses have been deducted.

Net realized and unrealized gain (loss) on investments
A realized gain occurs when we sell an investment at a profit, while a realized loss occurs when we sell an investment at a loss. When an investment increases or decreases in value but we do not sell it, we record an unrealized gain or loss. The amount of realized gain per share that we pay to shareholders is listed under "Less dividends and distributions-Distributions from net realized gain on investments."

Net asset value (NAV)
This is the value of a mutual fund share, calculated by dividing the net assets by the number of shares outstanding.

Total return
This represents the rate that an investor would have earned or lost on an investment in a fund. In calculating this figure for the financial highlights table, we include applicable fee waivers, exclude front-end and contingent deferred sales charges, and assume the shareholder has reinvested all dividends and realized gains.

Net assets
Net assets represent the total value of all the assets in a fund's portfolio, less any liabilities, that are attributable to that class of the fund.

Ratio of expenses to average daily net assets
The expense ratio is the percentage of net assets that a fund pays annually for operating expenses and management fees. These expenses include accounting and administration expenses, services for shareholders, and similar expenses.

Ratio of net investment income to average daily net assets
We determine this ratio by dividing net investment income by average net assets.

Portfolio turnover
This figure tells you the amount of trading activity in a fund's portfolio. For example, a fund with a 50% turnover has bought and sold half of the value of its total investment portfolio during the stated period.

Glossary

How to use this glossary

The glossary includes definitions of investment terms used throughout the Prospectus. If you would like to know the meaning of an investment term that is not explained in the text please check the glossary.

Amortized cost
Amortized cost is a method used to value a fixed-income security that starts with the face value of the security and then adds or subtracts from that value depending on whether the purchase price was greater or less than the value of the security at maturity. The amount greater or less than the par value is divided equally over the time remaining until maturity.

Average maturity
An average of when the individual bonds and other debt securities held in a portfolio will mature.

Bond
A debt security, like an IOU, issued by a company, municipality or government agency. In return for lending money to the issuer, a bond buyer generally receives fixed periodic interest payments and repayment of the loan amount on a specified maturity date. A bond's price changes prior to maturity and is inversely related to current interest rates. When interest rates rise, bond prices fall, and when interest rates fall, bond prices rise.

Bond ratings

Independent evaluations of creditworthiness, ranging from Aaa/AAA (highest quality) to D (lowest quality). Bonds rated Baa/BBB or better are considered investment grade. Bonds rated Ba/BB or lower are commonly known as junk bonds. See also Nationally recognized statistical rating organization.


Capital
The amount of money you invest.

Capital appreciation
An increase in the value of an investment.

Capital gains distributions
Payments to mutual fund shareholders of profits (realized gains) from the sale of a fund's portfolio securities. Usually paid once a year; may be either short-term gains or long-term gains.

Commission
The fee an investor pays to a financial adviser for investment advice and help in buying or selling mutual funds, stocks, bonds or other securities.

Compounding
Earnings on an investment's previous earnings.

Consumer Price Index (CPI)
Measurement of U.S. inflation; represents the price of a basket of commonly purchased goods.

Contingent deferred sales charge (CDSC)
Fee charged by some mutual funds when shares are redeemed (sold back to the fund) within a set number of years; an alternative method for investors to compensate a financial adviser for advice and service, rather than an up-front commission.

Corporate bond
A debt security issued by a corporation. See Bond.

Depreciation
A decline in an investment's value.

Diversification
The process of spreading investments among a number of different securities, asset classes or investment styles to reduce the risks of investing.

Dividend distribution
Payments to mutual fund shareholders of dividends passed along from the fund's portfolio of securities.

Duration
A measurement of a fixed-income investment's price volatility. The larger the number, the greater the likely price change for a given change in interest rates.

Expense ratio
A mutual fund's total operating expenses, expressed as a percentage of its total net assets. Operating expenses are the costs of running a mutual fund, including management fees, offices, staff, equipment and expenses related to maintaining the fund's portfolio of securities and distributing its shares. They are paid from the fund's assets before any earnings are distributed to shareholders.

Financial adviser
Financial professional (e.g., broker, banker, accountant, planner or insurance agent) who analyzes clients' finances and prepares personalized programs to meet objectives.

Fixed-income securities
With fixed-income securities, the money you originally invested is paid back at a pre-specified maturity date. These securities, which include government, corporate or municipal bonds, as well as money market securities, typically pay a fixed rate of return (often referred to as interest). See Bond.

Inflation
The increase in the cost of goods and services over time. U.S. inflation is frequently measured by changes in the Consumer Price Index (CPI).

Investment goal
The objective, such as long-term capital growth or high current income, that a mutual fund pursues.

Management fee
The amount paid by a mutual fund to the investment adviser for management services, expressed as an annual percentage of the fund's average daily net assets.

Market capitalization
The value of a corporation determined by multiplying the current market price of a share of common stock by the number of shares held by shareholders. A corporation with one million shares outstanding and the market price per share of $10 has a market capitalization of $10 million.

Maturity
The length of time until a bond issuer must repay the underlying loan principal to bondholders.

NASD Regulation, Inc. (NASD)
A self-regulating organization, consisting of brokerage firms (including distributors of mutual funds), that is responsible for overseeing the actions of its members.

Nationally recognized statistical rating organization  (NRSRO)
A company that assesses the credit quality of bonds, commercial paper, preferred and common stocks and municipal short-term issues, rating the probability that the issuer of the debt will meet the scheduled interest payments and repay the principal. Ratings are published by such companies as Moody's Investors Service, Inc. (Moody's), Standard & Poor's Ratings Group (S&P), Duff & Phelps, Inc.
(Duff), and Fitch IBCA, Inc. (Fitch).

Net asset value (NAV)
The daily dollar value of one mutual fund share. Equal to a fund's net assets divided by the number of shares outstanding.

Preferred stock
Preferred stock has preference over common stock in the payment of dividends and liquidation of assets. Preferred stock also often pays dividends at a fixed rate and is sometimes convertible into common stock.

Price-to-earnings ratio
A measure of a stock's value calculated by dividing the current market price of a share of stock by its annual earnings per share. A stock selling for $100 per share with annual earnings per share of $5 has a P/E of 20.

Principal
Amount of money you invest (also called capital). Also refers to a bond's original face value, due to be repaid at maturity.

Prospectus
The official offering document that describes a mutual fund, containing information required by the SEC, such as investment objectives, policies, services and fees.

Redeem
To cash in your shares by selling them back to the mutual fund.

Risk
Generally defined as variability of value; also credit risk, inflation risk, currency and interest rate risk. Different investments involve different types and degrees of risk.

Russell 2000 Index
Russell 2000 Index, an unmanaged index that measures the performance of the 2000 smallest companies in the Russell 3000 Index.

Sales charge
Charge on the purchase or redemption of fund shares sold through financial advisers. May vary with the amount invested. Typically used to compensate advisers for advice and service provided.

SEC (Securities and Exchange Commission)
Federal agency established by Congress to administer the laws governing the securities industry, including mutual fund companies.

Share classes
Different classifications of shares; mutual fund share classes offer a variety of sales charge choices.

Signature guarantee
Certification by a bank, brokerage firm or other financial institution that a customer's signature is valid; signature guarantees can be provided by members of the STAMP program.

Standard deviation
A measure of an investment's volatility; for mutual funds, measures how much a fund's total return has typically varied from its historical average.

Statement of Additional Information (SAI)
The document serving as "Part B" of a fund's prospectus that provides more detailed information about the fund's organization, investments, policies and risks.

Stock
An investment that represents a share of ownership (equity) in a corporation. Stocks are often referred to as equities.

Total return
An investment performance measurement, expressed as a percentage, based on the combined earnings from dividends, capital gains and change in price over a given period.

Uniform Gift to Minors Act and Uniform Transfers to Minors Act
Federal and state laws that provide a simple way to transfer property to a minor with special tax advantages.

Volatility
The tendency of an investment to go up or down in value by different magnitudes. Investments that generally go up or down in value in relatively small amounts are considered "low volatility" investments, whereas those investments that generally go up or down in value in relatively large amounts are considered "high volatility" investments.

Delaware Small Cap Contrarian Fund

Additional information about the Fund's investments is available in the Fund's annual and semi-annual report to shareholders. In the Fund's shareholder reports, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the report period. You can find more detailed information about the Fund in the current Statement of Additional Information, which we have filed electronically with the Securities and Exchange Commission (SEC) and which is legally a part of this prospectus. If you want a free copy of the Statement of Additional Information, the annual or semi-annual report, or if you have any questions about investing in this Fund, you can write to us at 1818 Market Street, Philadelphia, PA 19103-3682, or call toll-free 800.523.1918. You may also obtain additional information about the Fund from your financial adviser.

You can find reports and other information about the Fund on the SEC web site (http://www.sec.gov), or you can get copies of this information, after payment of a duplicating fee, by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-6009. Information about the Fund, including its Statement of Additional Information, can be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. You can get information on the public reference room by calling the SEC at 1.800.SEC.0330.


Web site
www.delawareinvestments.com
---------------------------

E-mail
service@delinvest.com

Client Services Representative


800.510.4015


Delaphone Service


800.362.FUND (800.362.3863)


o For convenient access to account information or current performance information on all Delaware Investments Funds seven days a week, 24 hours a day, use this Touch-Tone service.

Investment Company Act file number: 811-4997


--------------------------------------------------------------------------
Delaware Small Cap Contrarian Fund Symbol                    CUSIP
--------------------------------------------------------------------------
Institutional Class                                        24610B859
--------------------------------------------------------------------------



                                    DELAWARE
                                   INVESTMENTS
                                   -----------
                              Philadelphia * London

P-002 [--] PP 1/00

                                    DELAWARE
                                   INVESTMENTS
                                   -----------
                              Philadelphia * London

                           Delaware Mid-Cap Value Fund

                           Class A * Class B * Class C

                                   Prospectus

                                January 31, 2000

                             Growth of Capital Fund

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy of this prospectus, and any representation to the contrary is a criminal offense.

Table of contents

Fund profile                                         page
Delaware Mid-Cap Value Fund

How we manage the Fund                               page
Our investment strategies
The securities we typically invest in
The risks of investing in the Fund

Who manages the Fund                                 page
Investment manager
Portfolio  managers
Fund administration (Who's who)

About your account                                   page
Investing in the Fund
     Choosing a share class
     How to reduce your sales charge
     How to buy shares
     Retirement plans
     How to redeem shares
     Account minimums
     Special services
     Exchanges
Dividends, distributions and taxes

Certain management considerations                    page

Financial highlights                                 page

Glossary                                             page

Profile:  Delaware Mid-Cap Value Fund

What is the Fund's goal?
Delaware Mid-Cap Value Fund seeks to provide long-term capital growth. Although the Fund will strive to meet its goal, there is no assurance that it will.

What are the Fund's main investment strategies?
We invest primarily in stocks of medium size companies, typically those with market capitalizations between $1 billion and $9 billion at the time of purchase. We look for stocks whose stock prices appear low relative to their underlying value or future potential. Among other factors, we consider the financial strength of a company, its management, the prospects for its industry and any anticipated changes within the company that might suggest a more favorable outlook going forward.

What are the main risks of investing in the Fund?
Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest. The price of Fund shares will increase and decrease according to changes in the value of the Fund's investments. This Fund will be affected by declines in stock prices. In addition, the companies that the Fund invests in may involve more risk than large companies due to their size, narrow product lines and limited financial resources. For a more complete discussion of risk, please turn to page __.

You should keep in mind that an investment in the Fund is not a complete investment program; it should be considered just one part of your total financial plan. Be sure to discuss this Fund with your financial adviser to determine whether it is an appropriate choice for you.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.


Who should invest in the Fund
o Investors with long-term financial goals.
o Investors seeking an investment primarily in common stocks.
o Investors seeking exposure to the capital appreciation opportunities of medium size companies.


Who should not invest in the Fund
o Investors with short-term financial goals.
o Investors whose primary goal is current income.
o Investors who are unwilling to accept share prices that may fluctuate, sometimes significantly over the short term.

What are the Fund's fees and expenses?
Sales charges are fees paid directly from your investments when you buy or sell shares of the Fund.



-------------------------------------------------------------- ----------- ----------- ----------
CLASS                                                                A           B          C
-------------------------------------------------------------- ----------- ----------- ----------
-------------------------------------------------------------- ----------- ----------- ----------
Maximum sales charge (load) imposed on
purchases as a percentage of offering price                        5.75%        none       none
-------------------------------------------------------------- ----------- ----------- ----------
Maximum contingent deferred sales charge (load)
as a percentage of original purchase price or
redemption price, whichever is lower                                none(1)       5%(2)      1%(3)
-------------------------------------------------------------- ----------- ----------- ----------
Maximum sales charge (load) imposed on
reinvested dividends                                                none        none       none
-------------------------------------------------------------- ----------- ----------- ----------
Redemption fees                                                     none        none       none
-------------------------------------------------------------- ----------- ----------- ----------

Annual fund operating expenses are deducted from the Fund's assets.


-------------------------------------------------------------- ----------- ---------- -----------
Management fees                                                   0.75%       0.75%      0.75%
-------------------------------------------------------------- ----------- ---------- -----------
Distribution and service (12b-1) fees(4)                          0.30%       1.00%      1.00%
-------------------------------------------------------------- ----------- ---------- -----------
Other expenses                                                    0.58%       0.58%      0.58%
-------------------------------------------------------------- ----------- ---------- -----------
Total operating expenses(5)                                       1.63%       2.33%      2.33%
-------------------------------------------------------------- ----------- ---------- -----------

This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds with similar investment objectives. We show the cumulative amount of Fund expenses on a hypothetical investment of $10,000 with an annual 5% return over the time shown.(6) This is an example only, and does not represent future expenses, which may be greater or less than those shown here.

-------------- ----------- ----------- ------------------- -------------- ----------------------
CLASS(7)            A            B               B               C                  C
                            (if redeemed) (if redeemed)
-------------- ----------- ----------- ------------------- -------------- ----------------------
1 year            $731        $236            $736              $236                $336
-------------- ----------- ----------- ------------------- -------------- ----------------------
3 years         $1,060        $727          $1,027              $727                $727
-------------- ----------- ----------- ------------------- -------------- ----------------------
5 years         $1,411      $1,245          $1,445            $1,245              $1,245
-------------- ----------- ----------- ------------------- -------------- ----------------------
10 years        $2,397      $2,491          $2,491            $2,666              $2,666
-------------- ----------- ----------- ------------------- -------------- ----------------------

(1) A purchase of Class A shares of $1 million or more may be made at net asset value. However, if you buy the shares through a financial adviser who is paid a commission, a contingent deferred sales charge will apply to certain redemptions made within two years of purchase. Additional Class A purchase options that involve a contingent deferred sales charge may be permitted from time to time and will be disclosed in the prospectus if they are available.

(2) If you redeem Class B shares during the first year after you buy them, you will pay a contingent deferred sales charge of 5%, which declines to 4% during the second year, 3% during the third and fourth years, 2% during the fifth year, 1% during the sixth year, and 0% thereafter.
(3) Class C shares redeemed within one year of purchase are subject to a 1% contingent deferred sales charge.
(4) The Class A shares are subject to a 12b-1 fee of 0.30% of average daily net assets and Class B and C shares are each subject to a 12b-1 fee of 1.00% of average daily net assets. The distributor has agreed to waive these 12b-1 fees through May 31, 2000.
(5) The investment manager has agreed to waive fees and pay expenses from the commencement of the Fund's operations through May 31, 2000 in order to prevent total operating expenses (excluding any taxes, interest, brokerage fees, extraordinary expenses and 12b-1 fees) from exceeding
     0.75% of average daily net assets. The fees and expenses shown in the table above do not reflect the voluntary expense caps by the manager and by the distributor noted in footnote 4. The following table shows operating expenses which are based on the most recently completed fiscal year and reflect the manager's and distributor's current fee waivers and payments.

-------------------------------------------------------------------------------------------------------------
                                      Fund operating expenses including
                                           voluntary expense caps in
                                           effect until May 31, 2000
------------------------------------------------ ------------------- -------------------- -------------------
CLASS                                                    A                    B                   C
------------------------------------------------ ------------------- -------------------- -------------------
Management fees                                        0.17%                0.17%               0.17%
------------------------------------------------ ------------------- -------------------- -------------------
Distribution and service (12b-1) fees                  0.00%                0.00%               0.00%
------------------------------------------------ ------------------- -------------------- -------------------
Other expenses                                         0.58%                0.58%               0.58%
------------------------------------------------ ------------------- -------------------- -------------------
Total operating expenses                               0.75%                0.75%               0.75%
------------------------------------------------ ------------------- -------------------- -------------------

(6) The Fund's actual rate of return may be greater or less than the hypothetical 5% return we use here. Also, this example assumes that the Fund's total operating expenses remain unchanged in each of the periods we show. This example does not reflect the voluntary expense caps described in footnotes 4 and 5.
(7) The Class B example reflects the conversion of Class B shares to Class A shares after approximately eight years. Information for the ninth and tenth years reflects expenses of the Class A shares.

How we manage the Fund

Our investment strategies

We research individual companies and analyze economic and market conditions, seeking to identify the securities or market sectors that we believe are the best investments for the Fund. Following is a description of how the portfolio managers pursue the Fund's investment goal.

We take a disciplined approach to investing, combining investment strategies and risk management techniques that can help shareholders meet their goals.

We strive to identify medium size companies that we believe offer above-average opportunities for long-term price appreciation because their current stock price, in our opinion, does not accurately reflect the companies' underlying value or future earning potential.

Companies may be undervalued for many reasons. They may be unknown to stock analysts, they may have experienced poor earnings or their industry may be in the midst of a period of weak growth.

We will use a selection model which we developed ourselves, to help identify companies that meet our investment guidelines. Our search will focus on several key characteristics, including price-to-sales ratio, price-to-cash flow ratio and price-to-earnings ratio.

We will carefully evaluate the financial strength of the company, the nature of its management, any developments affecting the company or its industry, anticipated new products or services, possible management changes, projected takeovers or technological breakthroughs. Using this extensive analysis, our goal is to pinpoint the companies within the universe of undervalued stocks, whose true value is likely to be recognized and rewarded with a rising stock price in the future.

Because there is added risk when investing in medium size companies, which may not have fully matured, we maintain a well-diversified portfolio, typically holding a mix of different stocks, representing a wide array of industries.

The Fund's investment objective is non-fundamental. This means that the Board of Trustees may change the objective without obtaining shareholder approval. If the objective were changed, we would notify shareholders before the change in the objective became effective.

The securities we typically invest in

Stocks offer investors the potential for capital appreciation, and may pay dividends as well.



-------------------------------------------------------- ---------------------------------------------------------------------------
                                                                                  How we use them
Securities                                                                  Delaware Mid-Cap Value Fund
-------------------------------------------------------- ---------------------------------------------------------------------------
Common stocks: Securities that represent shares            Generally, we invest 90% to 100% of net assets in common stocks of
of ownership in a corporation. Stockholders                medium sized companies that we believe arfe selling for less than their
participate in the corporation's profits and               true value.
losses, proportionate to the number of shares
they own.
-------------------------------------------------------- ---------------------------------------------------------------------------
Foreign securities and American Depositary                 The Fund may invest up to 15% of its net assets in foreign securities.
Receipts (ADRs): Securities of foreign entities            We have no present intention of investing directly in foreign securities;
issued directly or, in the case of American                however, we may hold an unlimited amount of ADRs which are actively
Depositary Receipts, through a U.S. bank. ADRs             traded in the U.S. when we believe they offer greater value and greater
are issued by a U.S. bank and represent the                appreciation potential than U.S. securities.
bank's holdings of a stated number of shares of
a foreign corporation. An ADR entitles the
holder to all dividends and capital gains
earned by the underlying foreign shares. ADRs
are bought and sold the same as U.S.
securities.
-------------------------------------------------------- ---------------------------------------------------------------------------
Repurchase agreements: An agreement between a              Typically, we use repurchase agreements as a short-term investment for a
buyer, such as a fund, and a seller of                     Fund's cash position. In order to enter into these repurchase agreements,
securities in which the seller agrees to buy               the Fund must have collateral of at least 102% of the repurchase price.
the securities back within a specified time at             Repurchase agreements with maturities of over seven days will be
the same price the buyer paid for them, plus an            considered illiquid. The Fund will only enter into repurchase agreements
amount equal to an agreed upon interest rate.              in which the collateral is composed of U.S. government securities.
Repurchase agreements are often repurchase
agreements in which the collateral is composed
of U.S. viewed as equivalent to cash.
-------------------------------------------------------- ---------------------------------------------------------------------------
Restricted securities: Privately placed securities         We may invest in privately placed securities that are eligible for resale
whose resale is restricted under securities law.           only among certain institutional buyers without registration, including
                                                           Rule 144A Securities. Restricted securities that are determined to be illiquid may not exceed the Fund's 15% limit on illiquid securities, which is described below.
-------------------------------------------------------- ---------------------------------------------------------------------------
Illiquid securities: Securities that do not                We may invest up to 15% of net assets in illiquid securities.
have a ready market, and cannot be easily sold
within seven days at approximately the price
that the Fund has valued them.
-------------------------------------------------------- ---------------------------------------------------------------------------
Options represent a right to buy or sell a                 The Fund may write call options and purchase put options on a covered
security at an agreed upon price at a future               basis only, and will not engage in option writing strategies for
date. The purchaser of an option may or may not            speculative purposes.
choose to go through with the transaction.
Certain options may be considered to be
derivative securities.
-------------------------------------------------------- ---------------------------------------------------------------------------


The Fund may also invest in other securities including convertible securities, warrants, preferred stocks, and bonds. Please see the Statement of Additional Information for additional descriptions and risk information on these securities as well as those listed in the table above. You can find additional information about the investments in the Fund's portfolio in the annual or semi-annual shareholder report.

Lending securities
The Fund may lend up to 25% of its assets to qualified dealers and institutional investors for their use in security transactions.

Purchasing securities on a when-issued or delayed delivery basis
The Fund may buy or sell securities on a when-issued or delayed delivery basis; that is, paying for securities before delivery or taking delivery at a later date. The Fund will designate cash or securities in amounts sufficient to cover its obligations, and will value the designated assets daily.

Portfolio turnover
We anticipate that the Fund's annual portfolio turnover will be less than 100%. A turnover rate of 100% would occur if a Fund sold and replaced securities valued at 100% of its net assets within one year.

Borrowing from banks
The Fund may borrow money as a temporary measure for extraordinary purposes or to facilitate redemptions. Borrowing money could result in the Fund being unable to meet its investment objective.

The risks of investing in the Fund

Investing in any mutual fund involves risk, including the risk that you may receive little or no return on your investment, and the risk that you may lose part or all of the money you invest. Before you invest in the Fund you should carefully evaluate the risks. Because of the nature of the Fund, you should consider an investment in it to be a long-term investment that typically provides the best results when held for a number of years. The following are the chief risks you assume when investing in Delaware Mid-Cap Value Fund. Please see the Statement of Additional Information for further discussion of these risks and other risks not discussed here.

-------------------------------------------------------- ---------------------------------------------------------------------------
                                                                              How we strive to manage them

Risks                                                                         Delaware Mid-Cap Value Fund
-------------------------------------------------------- ---------------------------------------------------------------------------
Market risk is the risk that all or a majority             We maintain a long-term investment approach and focus on stocks we
of the securities in a certain market -- like              believe can appreciate over an extended time frame regardless of interim
the stock or bond market -- will decline in                market fluctuations. We do not try to predict overall stock market
value because of factors such as economic                  movements and generally do not trade for short-term purposes.
conditions, future expectations or investor
confidence.                                                We may hold a substantial part of the Fund's assets in cash or cash equivalents as a temporary, defensive strategy.
-------------------------------------------------------- ---------------------------------------------------------------------------
Industry and security risk is the risk that the            We limit the amount of the Fund's assets invested in any one industry and
value of securities in a particular industry or            in any individual security. We also follow a rigorous selection process
the value of an individual stock or bond will              before choosing securities and continuously monitor them while they
decline because of changing expectations for               remain in the portfolio.
the performance of that industry or for the
individual company issuing the stock.
-------------------------------------------------------- ---------------------------------------------------------------------------
Smaller company risk is the risk that prices of            The Fund maintains a well-diversified portfolio, selects stocks carefully
medium size or smaller companies may be more               monitors them continuously. And, because we focus on stocks that are
and volatile than larger companies because of              already selling at relatively low prices, we believe we may experience
limited financial resources or dependence on               less price volatility than small or mid-cap funds that do not use a
narrow product lines.                                      value-oriented strategy.
-------------------------------------------------------- ---------------------------------------------------------------------------
Interest rate risk is the risk that securities             We analyze each company's financial situation and its cashflow to
will decrease in value if interest rates rise.             determine the company's ability to finance future expansion and
The risk is generally associated with bonds;               operations. The potential affect that rising interest rates might have on
however, because smaller companies often borrow            a stock is taken into consideration before the stock is purchased.
money to finance their operations, they may be
adversely affected by rising interest rates.
-------------------------------------------------------- ---------------------------------------------------------------------------
Foreign risk is the risk that foreign                      We typically invest only a small portion of the Fund's portfolio in
securities may be adversely affected by                    foreign securities. When we do purchase foreign securities, they are
political instability, changes in currency                 often denominated in U.S. dollars. To the extent we invest in foreign
exchange rates, foreign economic conditions or             securities, we invest primarily in issuers of developed countries, which
inadequate regulatory and accounting standards.            are less likely to encounter these foreign risks than issuers in developing countries. The Fund may use hedging techniques to help offset potential foreign currency losses.
-------------------------------------------------------- ---------------------------------------------------------------------------
Liquidity risk is the possibility that                     We limit exposure to illiquid securities.
securities cannot be readily sold within seven
days at approximately the price that the Fund
values them.
-------------------------------------------------------- ---------------------------------------------------------------------------

Who manages the Fund

Investment manager

The Fund is managed by Delaware Management Company, a series of Delaware Management Business Trust which is an indirect, wholly owned subsidiary of Delaware Management Holdings, Inc. Delaware Management Company makes investment decisions for the Fund, manages the Fund's business affairs and provides daily administrative services. For these services, the manager will be paid the following fee as a percentage of average daily net assets.

          0.75% on first $500 million;
          0.70% on next $500 million;
          0.65% on next $1,500 million; and
          0.60% on assets in excess of $2,500 million.

Portfolio  managers

Christopher S. Beck, Vice President/Senior Portfolio Manager, has had primary responsibility for making day-to-day investment decisions for the Fund since its inception. Mr. Beck has been in the investment business for 19 years, starting with Wilmington Trust in 1981. Later, he became Director of Research at Cypress Capital Management in Wilmington and Chief Investment Officer of the University of Delaware Endowment Fund. Prior to joining Delaware Investments in May 1997, he managed the Small Cap Fund for two years at Pitcairn Trust Company. He holds a BS from the University of Delaware, an MBA from Lehigh University and is a CFA charterholder. When making investment decisions for the Fund, Mr. Beck regularly consults with Andrea Giles.

Andrea Giles, Vice President/Portfolio Manager, holds a BSAD from the Massachusetts Institute of Technology and an MBA in Finance from Columbia University. Prior to joining Delaware Investments in 1996, she was an account officer in the Leveraged Capital Group with Citibank.

Who's who?

This diagram shows the various organizations involved with managing, administering, and servicing the Delaware Investments funds.



                                               Board of Trustees

Investment manager                                  The Fund             Custodian

Delaware Management Company                                              The Chase Manhattan Bank
One Commerce Square                                                      4 Chase Metrotech Center
Philadelphia, PA 19103                                                   Brooklyn, NY 11245

Portfolio manager                   Distributor                          Service agent
(see page __ for details)           Delaware Distributors, L.P.          Delaware Service Company, Inc.
                                    1818 Market Street                   1818 Market Street
                                    Philadelphia, PA 19103               Philadelphia, PA 19103

                                              Financial advisers

                                                 Shareholders


Board of Trustees A mutual fund is governed by a Board of Trustees which has oversight responsibility for the management of the fund's business affairs. Trustees establish procedures and oversee and review the performance of the investment manager, the distributor and others that perform services for the fund. At least 40% of Board of Trustees must be independent of the fund's investment manager and distributor. These independent fund trustees, in particular, are advocates for shareholder interests.

Investment manager An investment manager is a company responsible for selecting portfolio investments consistent with the objective and policies stated in the mutual fund's prospectus. The investment manager places portfolio orders with broker/dealers and is responsible for obtaining the best overall execution of those orders. A written contract between a mutual fund and its investment manager specifies the services the manager performs. Most management contracts provide for the manager to receive an annual fee based on a percentage of the fund's average daily net assets. The manager is subject to numerous legal restrictions, especially regarding transactions between itself and the funds it advises.

Portfolio managers Portfolio managers are employed by the investment manager to make investment decisions for individual portfolios on a day-to-day basis.

Custodian Mutual funds are legally required to protect their portfolio securities and most funds place them with a qualified bank custodian who segregates fund securities from other bank assets.

Distributor Most mutual funds continuously offer new shares to the public through distributors who are regulated as broker-dealers and are subject to NASD Regulation, Inc. (NASD) rules governing mutual fund sales practices.

Service agent Mutual fund companies employ service agents (sometimes called transfer agents) to maintain records of shareholder accounts, calculate and disburse dividends and capital gains and prepare and mail shareholder statements and tax information, among other functions. Many service agents also provide customer service to shareholders.

Financial advisers Financial advisers provide advice to their clients--analyzing their financial objectives and recommending appropriate funds or other investments. Financial advisers are compensated for their services, generally through sales commissions, and through 12b-1 and/or service fees deducted from the fund's assets.

Shareholders Like shareholders of other companies, mutual fund shareholders have specific voting rights, including the right to elect trustees. Material changes in the terms of a fund's management contract must be approved by a shareholder vote, and funds seeking to change fundamental investment objectives or policies must also seek shareholder approval.

About your account

Investing in the Fund

You can choose from a number of share classes for the Fund. Because each share class has a different combination of sales charges, fees, and other features, you should consult your financial adviser to determine which class best suits your investment goals and time frame.

Choosing a share class

Class A

o Class A shares have an up-front sales charge of up to 5.75% that you pay when you buy the shares. The offering price for Class A shares includes the front-end sales charge.

o  If you invest $50,000 or more, your front-end sales charge will be reduced.

o You may qualify for other reduced sales charges, as described in "How to reduce your sales charge," and under certain circumstances the sales charge may be waived; please see the Statement of Additional Information.

o Absent 12b-1 fee waivers, Class A shares are also subject to an annual 12b-1 fee no greater than 0.30% of average daily net assets, which is lower than the 12b-1 fee for Class B and Class C shares.

o Class A shares generally are not subject to a contingent deferred sales charge except in the limited circumstances described in the table below.

Class A Sales Charges



---------------------------------- ---------------------------- ------------------------------- ---------------------------------
       Amount of purchase               Sales charge as %        Sales charge as % of amount        Dealer's commission as %
                                        of offering price                  invested                    of offering price
---------------------------------- ---------------------------- ------------------------------- ---------------------------------
         Less than $50,000                    5.75%                         6.10%                           5.00%
---------------------------------- ---------------------------- ------------------------------- ---------------------------------
    $50,000 but under $100,000                4.75%                         4.99%                           4.00%
---------------------------------- ---------------------------- ------------------------------- ---------------------------------
    $100,000 but under $250,000               3.75%                         3.90%                           3.00%
---------------------------------- ---------------------------- ------------------------------- ---------------------------------
    $250,000 but under $500,000               2.50%                         2.56%                           2.00%
---------------------------------- ---------------------------- ------------------------------- ---------------------------------
   $500,000 but under $1 million              2.00%                         2.04%                           1.60%
---------------------------------- ---------------------------- ------------------------------- ---------------------------------

As shown below, there is no front-end sales charge when you purchase $1 million or more of Class A shares. However, if your financial adviser is paid a commission on your purchase, you will have to pay a limited contingent deferred sales charge of 1% if you redeem these shares within the first year and 0.50% if you redeem them within the second year unless a specific waiver of the charge applies.


---------------------------------- ---------------------------- ------------------------------- ---------------------------------
       Amount of purchase               Sales charge as %             Sales charge as %             Dealer's commission as %
                                        of offering price             of amount invested               of offering price
---------------------------------- ---------------------------- ------------------------------- ---------------------------------
   $1,000,000 up to $5 million                none                           none                            1.00%
---------------------------------- ---------------------------- ------------------------------- ---------------------------------
        Next $20 million
        Up to $25 million                     none                           none                            0.50%
---------------------------------- ---------------------------- ------------------------------- ---------------------------------
     Amount over $25 million                  none                           none                            0.25%
---------------------------------- ---------------------------- ------------------------------- ---------------------------------

Class B

o Class B shares have no up-front sales charge, so the full amount of your purchase is invested in the Fund. However, you will pay a contingent deferred sales charge if you redeem your shares within six years after you buy them.

o If you redeem Class B shares during the first year after you buy them, the shares will be subject to a contingent deferred sales charge of 5%. The contingent deferred sales charge is 4% during the second year, 3% during the third and fourth years, 2% during the fifth year, 1% during the sixth year, and 0% thereafter.

o Under certain circumstances the contingent deferred sales charge may be waived; please see the Statement of Additional Information.

o For approximately eight years after you buy your Class B shares, absent 12b-1 fee waivers, they are subject to annual 12b-1 fees no greater than 1% of average daily net assets, of which 0.25% are service fees paid to the distributor, dealers or others for providing services and maintaining accounts.

o Because of the higher 12b-1 fees, Class B shares have higher expenses and any dividends paid on these shares are lower than dividends on Class A shares.

o Approximately eight years after you buy them, Class B shares automatically convert into Class A shares with a 12b-1 fee of no more than 0.30%, which is currently being waived. Conversion may occur as late as three months after the eighth anniversary of purchase, during which time Class B's higher 12b-1 fees apply.

o You may purchase up to $250,000 of Class B shares at any one time. The limitation on maximum purchases varies for retirement plans.

Class C

o Class C shares have no up-front sales charge, so the full amount of your purchase is invested in the Fund. However, you will pay a contingent deferred sales charge of 1% if you redeem your shares within 12 months after you buy them.

o Under certain circumstances the contingent deferred sales charge may be waived; please see the Statement of Additional Information.

o Absent 12b-1 fee waivers, Class C shares are subject to an annual 12b-1 fee which may not be greater than 1% of average daily net assets, of which 0.25% are service fees paid to the distributor, dealers or others for providing services and maintaining shareholder accounts.

o Because of the higher 12b-1 fees, Class C shares have higher expenses and pay lower dividends than Class A shares.

o Unlike Class B shares, Class C shares do not automatically convert into another class.

o You may purchase any amount less than $1,000,000 of Class C shares at any one time. The limitation on maximum purchases varies for retirement plans.

Each share class of the Fund has adopted a separate 12b-1 plan that allows it to pay distribution fees for the sales and distribution of its shares. Because these fees are paid out of the Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

How to reduce your sales charge

We offer a number of ways to reduce or eliminate the sales charge on shares. Please refer to the Statement of Additional Information for detailed information and eligibility requirements. You can also get additional information from your financial adviser. You or your financial adviser must notify us at the time you purchase shares if you are eligible for any of these programs.




--------------------------- ---------------------------------------------- ---------------------------------------------------------
         Program            How it works                                                          Share class
                                                                                 A                  B                 C
--------------------------- ---------------------------------------------- ------------------ --------------------------------------
  Letter of Intent          Through a Letter of Intent you agree to              X             Although the Letter of Intent and
                            invest a certain amount in Delaware                                Rights of Accumulation do not apply
                            Investment Funds (except money market                              to the purchase of Class B and C
                            funds with no sales charge) over a                                 shares, you can combine your purchase
                            13-month period to qualify for reduced                             of Class A shares with your purchase
                            front-end sales charges.                                           of Class B and C shares to fulfill
                                                                                               your Letter of Intent or qualify for
                                                                                               Rights of Accumulation.
--------------------------- ---------------------------------------------- ------------------ --------------------------------------
  Rights of                 You can combine your holdings or                     X
  Accumulation              purchases of all funds in the Delaware
                            Investments family (except money market
                            funds with no sales charge) as well as
                            the holdings and purchases of your
                            spouse and children under 21 to qualify
                            for reduced front-end sales charges.

--------------------------- ---------------------------------------------- ------------------ --------------------------------------
  Reinvestment of           Up to 12 months after you redeem shares,       For Class A,        For Class B, your        Not
  redeemed shares           you can reinvest the proceeds with no          you will not        account will be          available
                            additional sales charge.                       have to pay an      credited with the
                                                                           additional          contingent
                                                                           front-end           deferred sales
                                                                           sales charge.       charge you
                                                                                               previously paid on
                                                                                               the amount you are
                                                                                               reinvesting. Your
                                                                                               schedule for
                                                                                               contingent deferred
                                                                                               sales charges and
                                                                                               conversion to Class
                                                                                               A will not start
                                                                                               over again; it will
                                                                                               pick up from the
                                                                                               point at which you
                                                                                               redeemed your
                                                                                               shares.
--------------------------- ---------------------------------------------- ------------------ --------------------------------------
  SIMPLE IRA, SEP IRA,      These investment plans may qualify for               X             There is no reduction in sales
  SARSEP, Prototype         reduced sales charges by combining the                             charges for Class B or Class C shares
  Profit Sharing,           purchases of all members of the group.                             for group purchases  by retirement
  Pension, 401(k),          Members of these groups may also qualify                           plans.
  SIMPLE 401(k),            to purchase shares without a front-end
  403(b)(7), and 457        sales charge and a waiver of any
  Retirement Plans          contingent deferred sales charges.
--------------------------- ---------------------------------------------- ------------------ --------------------------------------

How to buy shares

Through your financial adviser
Your financial adviser can handle all the details of purchasing shares, including opening an account. Your adviser may charge a separate fee for this service.

By mail
Complete an investment slip and mail it with your check, made payable to the fund and class of shares you wish to purchase, to Delaware Investments, 1818 Market Street, Philadelphia, PA 19103-3682. If you are making an initial purchase by mail, you must include a completed investment application (or an appropriate retirement plan application if you are opening a retirement account) with your check.

By wire
Ask your bank to wire the amount you want to invest to First Union Bank, ABA #031201467, Bank Account number 2014 12893 4013. Include your account number and the name of the fund in which you want to invest. If you are making an initial purchase by wire, you must call us so we can assign you an account number.

By exchange
You can exchange all or part of your investment in one or more funds in the Delaware Investments family for shares of other funds in the family. Please keep in mind, however, that under most circumstances you are allowed to exchange only between like classes of shares. To open an account by exchange, call the Shareholder Service Center at 800.523.1918.

Through automated shareholder services

You can purchase or exchange shares through Delaphone, our automated telephone service. For more information about how to sign up for this service, call our Shareholder Service Center at 800.523.1918.

Once you have completed an application, you can open an account with an initial investment of $1,000 and make additional investments at any time for as little as $100. If you are buying shares in an IRA or Roth IRA, under the Uniform Gifts to Minors Act or the Uniform Transfers to Minors Act; or through an Automatic Investing Plan, the minimum purchase is $250, and you can make additional investments of only $25. The minimum for an Education IRA is $500. The minimums vary for retirement plans other than IRAs, Roth IRAs or Education IRAs.

The price you pay for shares will depend on when we receive your purchase order. If we or an authorized agent receive your order before the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. Eastern Time) on a business day, you will pay that day's closing share price which is based on the Fund's net asset value. If we receive your order after the close of regular trading, you will pay the next business day's price. A business day is any day that the New York Stock Exchange is open for business. We reserve the right to reject any purchase order.

We determine the Fund's net asset value (NAV) per share at the close of regular trading of the New York Stock Exchange each business day that the Exchange is open. We calculate this value by adding the market value of all the securities and assets in the Fund's portfolio, deducting all liabilities, and dividing the resulting number by the number of shares outstanding. The result is the net asset value per share. We price securities and other assets for which market quotations are available at their market value. We price fixed-income securities on the basis of valuations provided to us by an independent pricing service that uses methods approved by the Board of Trustees. Any fixed-income securities that have a maturity of less than 60 days we price at amortized cost. For all other securities , we use methods approved by the Board of Trustees that are designed to price securities at their fair market value.

Retirement plans

In addition to being an appropriate investment for your Individual Retirement Account (IRA), Roth IRA and Education IRA, shares in the Fund may be suitable for group retirement plans. You may establish your IRA account even if you are already a participant in an employer-sponsored retirement plan. For more information on how shares in the Fund can play an important role in your retirement planning or for details about group plans, please consult your financial adviser, or call 800.523.1918.

How to redeem shares

Through your financial adviser
Your financial adviser can handle all the details of redeeming your shares. Your adviser may charge a separate fee for this service.

By mail
You can redeem your shares (sell them back to the fund) by mail by writing to:
Delaware Investments, 1818 Market Street, Philadelphia, PA 19103-3682. All owners of the account must sign the request, and for redemptions of more than $50,000, you must include a signature guarantee for each owner. Signature guarantees are also required when redemption proceeds are going to an address other than the address of record on an account.

By telephone
You can redeem up to $50,000 of your shares by telephone. You may have the proceeds sent to you by check, or, if you redeem at least $1,000 of shares, you may have the proceeds sent directly to your bank by wire. Bank information must be on file before you request a wire redemption.

By wire

You can redeem $1,000 or more of your shares and have the proceeds deposited directly to your bank account the next business day after we receive your request. If you request a wire deposit a bank wire fee may be deducted from your proceeds. Bank information must be on file before you request a wire redemption.


Through automated shareholder services

You can redeem shares through Delaphone, our automated telephone service. For more information about how to sign up for this service, call our Shareholder Service Center at 800.523.1918.

If you hold your shares in certificates, you must submit the certificates with your request to sell the shares. We recommend that you send your certificates by certified mail.

When you send us a properly completed request to redeem or exchange shares before the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. Eastern Time), you will receive the net asset value as determined on the business day we receive your request. We will deduct any applicable contingent deferred sales charges. You may also have to pay taxes on the proceeds from your sale of shares. We will send you a check, normally the next business day, but no later than seven days after we receive your request to sell your shares. If you purchased your shares by check, we will wait until your check has cleared, which can take up to 15 days, before we send your redemption proceeds.

If you are required to pay a contingent deferred sales charge when you redeem your shares, the amount subject to the fee will be based on the shares' net asset value when you purchased them or their net asset value when you redeem them, whichever is less. This arrangement assures that you will not pay a contingent deferred sales charge on any increase in the value of your shares. You also will not pay the charge on any shares acquired by reinvesting dividends or capital gains. If you exchange shares of one fund for shares of another, you do not pay a contingent deferred sales charge at the time of the exchange. If you later redeem those shares, the purchase price for purposes of the contingent deferred sales charge formula will be the price you paid for the original shares, not the exchange price. The redemption price for purposes of this formula will be the NAV of the shares you are actually redeeming.

Account minimums
If you redeem shares and your account balance falls below the required account minimum of $1,000 ($250 for IRAs, Uniform Gift to Minors Act accounts or accounts with automatic investing plans, $500 for Education IRAs) for three or more consecutive months, you will have until the end of the current calendar quarter to raise the balance to the minimum. If your account is not at the minimum by the required time, you will be charged a $9 fee for that quarter and each quarter after that until your account reaches the minimum balance. If your account does not reach the minimum balance, the Fund may redeem your account after 60 days' written notice to you.

Special services
To help make investing with us as easy as possible, and to help you build your investments, we offer the following special services.

Automatic Investing Plan
The Automatic Investing Plan allows you to make regular monthly or quarterly investments directly from your checking account.

Direct Deposit
With Direct Deposit you can make additional investments through payroll deductions, recurring government or private payments such as social security or direct transfers from your bank account.

Wealth Builder Option
With the Wealth Builder Option you can arrange automatic monthly exchanges between your shares in one or more Delaware Investments funds. Wealth Builder exchanges are subject to the same rules as regular exchanges (see below) and require a minimum monthly exchange of $100 per fund.

Dividend Reinvestment Plan
Through our Dividend Reinvestment Plan, you can have your distributions reinvested in your account or the same share class in another fund in the Delaware Investments family. The shares that you purchase through the Dividend Reinvestment Plan are not subject to a front-end sales charge or to a contingent deferred sales charge. Under most circumstances, you may reinvest dividends only into like classes of shares.

Exchanges
You can exchange all or part of your shares for shares of the same class in another Delaware Investments fund without paying a sales charge and without paying a contingent deferred sales charge at the time of the exchange. However, if you exchange shares from a money market fund that does not have a sales charge you will pay any applicable sales charges on your new shares. When exchanging Class B and Class C shares of one fund for the same class of shares in other funds, your new shares will be subject to the same contingent deferred sales charge as the shares you originally purchased. The holding period for the CDSC will also remain the same, with the amount of time you held your original shares being credited toward the holding period of your new shares. You don't pay sales charges on shares that you acquired through the reinvestment of dividends. You may have to pay taxes on your exchange. When you exchange shares, you are purchasing shares in another fund so you should be sure to get a copy of the fund's prospectus and read it carefully before buying shares through an exchange.

Dividends, distributions and taxes
Dividends and capital gains, if any, are paid annually. We automatically reinvest all dividends and any capital gains.

Tax laws are subject to change, so we urge you to consult your tax adviser about your particular tax situation and how it might be affected by current tax law. The tax status of your dividends from the Fund is the same whether you reinvest your dividends or receive them in cash. Distributions from the Fund's long-term capital gains are taxable as capital gains, while distributions from short-term capital gains and net investment income are generally taxable as ordinary income. Any capital gains may be taxable at different rates depending on the length of time the Fund held the assets. In addition, you may be subject to state and local taxes on distributions. We will send you a statement each year by January 31 detailing the amount and nature of all dividends and capital gains that you were paid for the prior year.

Certain management considerations


Year 2000

As with other mutual funds, financial and business organizations and individuals around the world, the Funds could be adversely affected if the computer systems used by their service providers do not properly process and calculate date-related information from and after January 1, 2000. This is commonly known as the "Year 2000 Problem." Each Fund has taken steps to obtain satisfactory assurances that its major service providers have taken steps reasonably designed to address the Year 2000 Problem on the computer systems that the service providers use. However, there can be no assurance that these steps will be sufficient to avoid any adverse impact on the business of the Funds. The portfolio managers and investment professionals of the Fund consider Year 2000 compliance (including, but not limited to, any or all of the following: impact on business, cost of compliance plan review and contingency planning, and vendor compliance) in the securities selection and investment process. However, there can be no guarantees that, even with their due diligence efforts, they will be able to predict the affect of Year 2000 on any company or the performance of its securities.

Financial highlights

Class A shares were initially offered on December 29, 1998. On May 3, 1999, the A Class sold shares which were subsequently repurchased, leaving a balance of 1 share, which is the initial seed purchase, as of November 30, 1999. This shareholder data is not being disclosed because the data is not believed to be meaningful. Financial highlights are not shown for Class B and Class C shares because these shares were not operating as of the close of the fiscal year.

 How to read the financial highlights


Net investment income
Net investment income includes dividend and interest income earned from a fund's securities; it is after expenses have been deducted.

Net realized and unrealized gain (loss) on investments
A realized gain occurs when we sell an investment at a profit, while a realized loss occurs when we sell an investment at a loss. When an investment increases or decreases in value but we do not sell it, we record an unrealized gain or loss. The amount of realized gain per share that we pay to shareholders is listed under "Less dividends and distributions-Distributions from net realized gain on investments."

Net asset value (NAV)
This is the value of a mutual fund share, calculated by dividing the net assets by the number of shares outstanding.

Total return
This represents the rate that an investor would have earned or lost on an investment in a fund. In calculating this figure for the financial highlights table, we include applicable fee waivers, exclude front-end and contingent deferred sales charges, and assume the shareholder has reinvested all dividends and realized gains.

Net assets
Net assets represent the total value of all the assets in a fund's portfolio, less any liabilities, that are attributable to that class of the fund.

Ratio of expenses to average net assets
The expense ratio is the percentage of net assets that a fund pays annually for operating expenses and management fees. These expenses include accounting and administration expenses, services for shareholders, and similar expenses.

Ratio of net investment income to average net assets
We determine this ratio by dividing net investment income by average net assets.

Portfolio turnover
This figure tells you the amount of trading activity in a fund's portfolio. For example, a fund with a 50% turnover has bought and sold half of the value of its total investment portfolio during the stated period.

Glossary

How to use this glossary

The glossary includes definitions of investment terms used throughout the Prospectus. If you would like to know the meaning of an investment term that is not explained in the text please check the glossary.

Amortized cost
Amortized cost is a method used to value a fixed-income security that starts with the face value of the security and then adds or subtracts from that value depending on whether the purchase price was greater or less than the value of the security at maturity. The amount greater or less than the par value is divided equally over the time remaining until maturity.

Average maturity
An average of when the individual bonds and other debt securities held in a portfolio will mature.

Bond
A debt security, like an IOU, issued by a company, municipality or government agency. In return for lending money to the issuer, a bond buyer generally receives fixed periodic interest payments and repayment of the loan amount on a specified maturity date. A bond's price changes prior to maturity and is inversely related to current interest rates. When interest rates rise, bond prices fall, and when interest rates fall, bond prices rise.

Bond ratings

Independent evaluations of creditworthiness, ranging from Aaa/AAA (highest quality) to D (lowest quality). Bonds rated Baa/BBB or better are considered investment grade. Bonds rated Ba/BB or lower are commonly known as junk bonds. See also Nationally recognized statistical rating organization.

Capital
The amount of money you invest.

Capital appreciation
An increase in the value of an investment.

Capital gains distributions
Payments to mutual fund shareholders of profits (realized gains) from the sale of a fund's portfolio securities. Usually paid once a year; may be either short-term gains or long-term gains.

Commission
The fee an investor pays to a financial adviser for investment advice and help in buying or selling mutual funds, stocks, bonds or other securities.

Compounding
Earnings on an investment's previous earnings.

Consumer Price Index (CPI)
Measurement of U.S. inflation; represents the price of a basket of commonly purchased goods.

Contingent deferred sales charge (CDSC)
Fee charged by some mutual funds when shares are redeemed (sold back to the fund) within a set number of years; an alternative method for investors to compensate a financial adviser for advice and service, rather than an up-front commission.

Corporate bond
A debt security issued by a corporation. See Bond.

Depreciation
A decline in an investment's value.

Diversification
The process of spreading investments among a number of different securities, asset classes or investment styles to reduce the risks of investing.

Dividend distribution
Payments to mutual fund shareholders of dividends passed along from the fund's portfolio of securities.

Duration
A measurement of a fixed-income investment's price volatility. The larger the number, the greater the likely price change for a given change in interest rates.

Expense ratio
A mutual fund's total operating expenses, expressed as a percentage of its total net assets. Operating expenses are the costs of running a mutual fund, including management fees, offices, staff, equipment and expenses related to maintaining the fund's portfolio of securities and distributing its shares. They are paid from the fund's assets before any earnings are distributed to shareholders.

Financial adviser
Financial professional (e.g., broker, banker, accountant, planner or insurance agent) who analyzes clients' finances and prepares personalized programs to meet objectives.

Fixed-income securities
With fixed-income securities, the money you originally invested is paid back at a pre-specified maturity date. These securities, which include government, corporate or municipal bonds, as well as money market securities, typically pay a fixed rate of return (often referred to as interest). See Bond.

Inflation
The increase in the cost of goods and services over time. U.S. inflation is frequently measured by changes in the Consumer Price Index (CPI).

Investment goal
The objective, such as long-term capital growth or high current income, that a mutual fund pursues.

Management fee
The amount paid by a mutual fund to the investment adviser for management services, expressed as an annual percentage of the fund's average daily net assets.

Market capitalization
The value of a corporation determined by multiplying the current market price of a share of common stock by the number of shares held by shareholders. A corporation with one million shares outstanding and the market price per share of $10 has a market capitalization of $10 million.

Maturity
The length of time until a bond issuer must repay the underlying loan principal to bondholders.

NASD Regulation, Inc. (NASD)
A self-regulating organization, consisting of brokerage firms (including distributors of mutual funds), that is responsible for overseeing the actions of its members.

Nationally recognized statistical rating organization  (NRSRO)
A company that assesses the credit quality of bonds, commercial paper, preferred and common stocks and municipal short-term issues, rating the probability that the issuer of the debt will meet the scheduled interest payments and repay the principal. Ratings are published by such companies as Moody's Investors Service, Inc. (Moody's), Standard & Poor's Ratings Group (S&P), Duff & Phelps, Inc.
(Duff), and Fitch IBCA, Inc. (Fitch).

Net asset value (NAV)
The daily dollar value of one mutual fund share. Equal to a fund's net assets divided by the number of shares outstanding.

Preferred stock
Preferred stock has preference over common stock in the payment of dividends and liquidation of assets. Preferred stock also often pays dividends at a fixed rate and is sometimes convertible into common stock.

Price-to-earnings ratio
A measure of a stock's value calculated by dividing the current market price of a share of stock by its annual earnings per share. A stock selling for $100 per share with annual earnings per share of $5 has a P/E of 20.

Principal
Amount of money you invest (also called capital). Also refers to a bond's original face value, due to be repaid at maturity.

Prospectus
The official offering document that describes a mutual fund, containing information required by the SEC, such as investment objectives, policies, services and fees.

Redeem
To cash in your shares by selling them back to the mutual fund.

Risk
Generally defined as variability of value; also credit risk, inflation risk, currency and interest rate risk. Different investments involve different types and degrees of risk.

Russell 2000 Index
Russell 2000 Index, an unmanaged index that measures the performance of the 2000 smallest companies in the Russell 3000 Index.

Sales charge
Charge on the purchase or redemption of fund shares sold through financial advisers. May vary with the amount invested. Typically used to compensate advisers for advice and service provided.

SEC (Securities and Exchange Commission)
Federal agency established by Congress to administer the laws governing the securities industry, including mutual fund companies.

Share classes
Different classifications of shares; mutual fund share classes offer a variety of sales charge choices.

Signature guarantee
Certification by a bank, brokerage firm or other financial institution that a customer's signature is valid; signature guarantees can be provided by members of the STAMP program.

Standard deviation
A measure of an investment's volatility; for mutual funds, measures how much a fund's total return has typically varied from its historical average.

Statement of Additional Information (SAI)
The document serving as "Part B" of a fund's prospectus that provides more detailed information about the fund's organization, investments, policies and risks.

Stock
An investment that represents a share of ownership (equity) in a corporation. Stocks are often referred to as equities. Total return An investment performance measurement, expressed as a percentage, based on the combined earnings from dividends, capital gains and change in price over a given period.

Uniform Gift to Minors Act and Uniform Transfers to Minors Act
Federal and state laws that provide a simple way to transfer property to a minor with special tax advantages.

Volatility
The tendency of an investment to go up or down in value by different magnitudes. Investments that generally go up or down in value in relatively small amounts are considered "low volatility" investments, whereas those investments that generally go up or down in value in relatively large amounts are considered "high volatility" investments.

Delaware Mid-Cap Value Fund

Additional information about the Fund's investments is available in the Fund's annual and semi-annual report to shareholders. In the Fund's shareholder reports, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the report period. You can find more detailed information about the Fund in the current Statement of Additional Information, which we have filed electronically with the Securities and Exchange Commission (SEC) and which is legally a part of this prospectus. If you want a free copy of the Statement of Additional Information, the annual or semi-annual report, or if you have any questions about investing in the Fund, you can write to us at 1818 Market Street, Philadelphia, PA 19103, or call toll-free 800.523.1918. You may also obtain additional information about the Fund from your financial adviser.

You can find reports and other information about the Fund on the SEC web site (http://www.sec.gov), or you can get copies of this information, after payment of a duplicating fee, by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-6009. Information about the Fund, including its Statement of Additional Information, can be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. You can get information on the public reference room by calling the SEC at 1.800.SEC.0330.


Web site

www.delawareinvestments.com
---------------------------

E-mail
service@delinvest.com

Shareholder Service Center

800.523.1918

Call the Shareholder Service Center Monday to Friday, 8 a.m. to 8 p.m. Eastern time:

o   For fund information; literature; price, yield and performance figures.

o For information on existing regular investment accounts and retirement plan accounts including wire investments; wire redemptions; telephone redemptions and telephone exchanges.

Delaphone Service

800.362.FUND (800.362.3863)

o For convenient access to account information or current performance information on all Delaware Investments Funds seven days a week, 24 hours a day, use this Touch-Tone(R) service.

Investment Company Act file number: 811-4997


------------------------------------------------- ----------------
Delaware Mid-Cap Value Fund  Symbol                    CUSIP
------------------------------------------------- ----------------
Class A                                              24610B503
------------------------------------------------- ----------------



                                    DELAWARE
                                   INVESTMENTS
                                   -----------
                              Philadelphia * London

P-002 [--] PP 1/00

                                    DELAWARE
                                   INVESTMENTS
                                   -----------
                              Philadelphia * London

                           Delaware Mid-Cap Value Fund

                               Institutional Class

                                   Prospectus
                                January 31, 2000

                             Growth of Capital Fund

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy of this prospectus, and any representation to the contrary is a criminal offense.

Table of contents

Fund profile                                                                page
Delaware Mid-Cap Value Fund

How we manage the Fund                                                      page
Our investment strategies
The securities we typically invest in
The risks of investing in the Fund

Who manages the Fund                                                        page
Investment manager
Portfolio managers
Fund administration (Who's who)

About your account                                                          page
Investing in the Fund
     How to buy shares
     How to redeem shares
     Account minimum
     Exchanges
Dividends, distributions and taxes

Certain management considerations                                           page

Financial highlights                                                        page

Glossary                                                                    page

Profile:  Delaware Mid-Cap Value Fund

What is the Fund's goal?
Delaware Mid-Cap Value Fund seeks to provide long-term capital growth. Although the Fund will strive to meet its goal, there is no assurance that it will.

What are the Fund's main investment strategies?
We invest primarily in stocks of medium size companies, typically those with market capitalizations between $1 billion and $9 billion at the time of purchase. We look for stocks whose stock prices appear low relative to their underlying value or future potential. Among other factors, we consider the financial strength of a company, its management, the prospects for its industry and any anticipated changes within the company that might suggest a more favorable outlook going forward.

What are the main risks of investing in the Fund?
Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest. The price of Fund shares will increase and decrease according to changes in the value of the Fund's investments. This Fund will be affected by declines in stock prices. In addition, the companies that the Fund invests in may involve more risk than large companies due to their size, narrow product lines and limited financial resources. For a more complete discussion of risk, please turn to page __.

You should keep in mind that an investment in the Fund is not a complete investment program; it should be considered just one part of your total financial plan. Be sure to discuss this Fund with your financial adviser to determine whether it is an appropriate choice for you.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Who should invest in the Fund
o Investors with long-term financial goals.
o Investors seeking an investment primarily in common stocks.
o Investors seeking exposure to the capital appreciation opportunities of medium size companies.

Who should not invest in the Fund
o Investors with short-term financial goals.
o Investors whose primary goal is current income.
o Investors who are unwilling to accept share prices that may fluctuate, sometimes significantly over the short term.

How has the Fund performed?

This bar chart and table can help you evaluate the potential risks of investing in the Fund. We show returns for the Fund's Institutional Class shares for the past calendar year as well as the average annual returns of these shares for the one-year and lifetime periods. The Fund's past performance does not necessarily indicate how it will perform in the future. The returns reflect expense caps and would be lower without the caps.

[GRAPHIC OMITTED: BAR CHART SHOWING TOTAL RETURN (INSTITUTIONAL CLASS)]

Total return (Institutional Class)

---------
1999
---------
 -7.30%
---------

During the period illustrated in this bar chart, the Institutional Class' highest quarterly return was 11.78% for the quarter ended June 30, 1999 and its lowest quarterly return was - 10.21% for the quarter ended September 30, 1999.

                          Average annual return  for the period ending 12/31/99

CLASS              Institutional             Russell 2000 Index
                   (Inception 12/29/98)

1 year             -7.30%                    21.03%
Lifetime           -2.92%                    21.03%

The Fund's returns are compared to the performance of the Russell 2000 Index. You should remember that unlike the Fund, the index is unmanaged and doesn't include the costs of operating a mutual fund, such as the costs of buying, selling and holding the securities.

What are the Fund's fees and expenses?

You do not pay sales charges directly from your investments when you buy or sell shares of the Institutional Class.

-----------------------------------------------------------------
Maximum sales charge (load) imposed on purchases as
a percentage of offering price                         none
-----------------------------------------------------------------
Maximum contingent deferred sales charge (load)
as a percentage of original purchase price or
redemption price, whichever is lower                   none
-----------------------------------------------------------------
Maximum sales charge (load) imposed on reinvested
dividends                                              none
-----------------------------------------------------------------
Redemption fees                                        none
-----------------------------------------------------------------
Exchange Fees(1)                                       none
-----------------------------------------------------------------

Annual fund operating expenses are deducted from the Fund's assets.

-----------------------------------------------------------------
 Management fees                                          0.75%
-----------------------------------------------------------------
 Distribution and service (12b-1) fees                    none
-----------------------------------------------------------------
 Other expenses                                           0.58%
-----------------------------------------------------------------
 Total operating expenses(2)                              1.33%
-----------------------------------------------------------------

This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds with similar investment objectives. We show the cumulative amount of Fund expenses on a hypothetical investment of $10,000 with an annual 5% return over the time shown.(3) This is an example only, and does not represent future expenses, which may be greater or less than those shown here.

----------------------------
 1 year            $135
----------------------------
 3 years           $421
----------------------------
 5 years           $729
----------------------------
10 years         $1,601
----------------------------

(1) Exchanges are subject to the requirements of each fund in the Delaware Investments family. A front-end sales charge may apply if you exchange your shares into a fund that has a front-end sales charge.
(2) The investment manager has agreed to waive fees and pay expenses from the commencement of the Fund's operations through May 31, 2000, in order to prevent total operating expenses (excluding any taxes, interest, brokerage fees and extraordinary expenses) from exceeding 0.75% of average daily net assets. The following table shows operating expenses which are based on the most recently completed fiscal year and reflect the manager's and distributor's current fee waivers and payments.

--------------------------------------------------------------------------------
Fund operating expenses including voluntary expense caps in effect until May 31, 2000

CLASS                                                    Institutional Class
--------------------------------------------------------------------------------
Management fees                                                 0.17%
--------------------------------------------------------------------------------
Distribution and service (12b-1) fees                           none
--------------------------------------------------------------------------------
Other expenses                                                  0.58%
--------------------------------------------------------------------------------
Total operating expenses                                        0.75%
--------------------------------------------------------------------------------

(3) The Fund's actual rate of return may be greater or less than the hypothetical 5% return we use here. Also, this example assumes that the Fund's total operating expenses remain unchanged in each of the periods we show. This example does not reflect the voluntary expense cap described in footnote 2.
                                                                               5

How we manage the Fund

Our investment strategies
We research individual companies and analyze economic and market conditions, seeking to identify the securities or market sectors that we believe are the best investments for the Fund. Following is a description of how the portfolio managers pursue the Fund's investment goal.

We take a disciplined approach to investing, combining investment strategies and risk management techniques that can help shareholders meet their goals.

We strive to identify medium size companies that we believe offer above-average opportunities for long-term price appreciation because their current stock price, in our opinion, does not accurately reflect the companies' underlying value or future earning potential.

Companies may be undervalued for many reasons. They may be unknown to stock analysts, they may have experienced poor earnings or their industry may be in the midst of a period of weak growth.

We will use a selection model which we developed ourselves, to help identify companies that meet our investment guidelines. Our search will focus on several key characteristics, including price-to-sales ratio, price-to-cash flow ratio and price-to-earnings ratio.

We will carefully evaluate the financial strength of the company, the nature of its management, any developments affecting the company or its industry, anticipated new products or services, possible management changes, projected takeovers or technological breakthroughs. Using this extensive analysis, our goal is to pinpoint the companies within the universe of undervalued stocks, whose true value is likely to be recognized and rewarded with a rising stock price in the future.

Because there is added risk when investing in medium size companies, which may not have fully matured, we maintain a well-diversified portfolio, typically holding a mix of different stocks, representing a wide array of industries.

The Fund's investment objective is non-fundamental. This means that the Board of Trustees may change the objective without obtaining shareholder approval. If the objective were changed, we would notify shareholders before the change in the objective became effective.

The securities we typically invest in
Stocks offer investors the potential for capital appreciation, and may pay dividends as well.

------------------------------------------------------------------------------------------------------------------------------------
                                                                                  How we use them
Securities                                                                  Delaware Mid-Cap Value Fund
------------------------------------------------------------------------------------------------------------------------------------
Common stocks: Securities that represent shares of     Generally, we invest 90% to 100% of net assets in
ownership in a corporation. Stockholders participate   common stock of medium sized companies that we
in the corporation's profits and losses,               believe are selling for less than their true value.
proportionate to the number of shares they own.
------------------------------------------------------------------------------------------------------------------------------------
Foreign securities and American Depositary Receipts    The Fund may invest up to  15% of its net assets in foreign
(ADRs): Securities of foreign entities issued          securities . We have no present intention of investing directly in
directly or, in the case of American Depositary        foreign securities; however, we may hold  an unlimited amount of
Receipts, through a U.S. bank. ADRs are issued by a    ADRs which are actively traded in the U.S. when we believe they offer
U.S. bank and represent the bank's holdings of a       greater value and greater appreciation potential than U.S. securities.
stated number of shares of a foreign corporation. An
ADR entitles the holder to all dividends and capital
gains earned by the underlying foreign shares. ADRs
are bought and sold the same as U.S. securities.
------------------------------------------------------------------------------------------------------------------------------------
Repurchase agreements: An agreement between a buyer,   Typically, we use repurchase agreements as a short-term investment
such as a fund, and a seller of securities in          for a Fund's cash position. In order to enter into these repurchase
which the seller agrees to buy the securities back     agreements, the Fund must have collateral of at least 102% of the
within a specified time at the same price the buyer    repurchase price. Repurchase agreements with maturities of over seven
paid for them, plus an amount equal to an agreed       days will be considered illiquid. The Fund will only enter into
upon interest rate. Repurchase agreements are often    repurchase agreements in which the collateral is composed of U.S.
viewed as equivalent to cash.                          government securities.
------------------------------------------------------------------------------------------------------------------------------------
Restricted securities: Privately placed securities     We may invest in privately placed securities that are eligible for
whose resale is restricted under securities law.       resale only among certain institutional buyers without registration, including Rule 144A Securities. Restricted securities that are determined to be illiquid may not exceed the Fund's 15% limit on illiquid securities, which is described below.
------------------------------------------------------------------------------------------------------------------------------------
Illiquid securities: Securities that do not have a     We may invest up to 15% of net assets in illiquid securities.
ready market, and cannot be easily sold within seven
days at approximately the price that the Fund has
valued them.
------------------------------------------------------------------------------------------------------------------------------------
Options represent a right to buy or sell a security    The Fund may write call options and purchase put options on a covered
at an agreed upon price at a future date. The          basis only, and will not engage in option writing strategies for
purchaser of an option may or may not choose to go     speculative purposes.
through with the transaction.
Certain options may be considered to be derivative
securities.
------------------------------------------------------------------------------------------------------------------------------------

The Fund may also invest in other securities including convertible securities, warrants, preferred stocks, and bonds. Please see the Statement of Additional Information for additional descriptions and risk information on these securities as well as those listed in the table above. You can find additional information about the investments in the Fund's portfolio in the annual or semi-annual shareholder report.

Lending securities
The Fund may lend up to 25% of its assets to qualified dealers and institutional investors for their use in security transactions.

Purchasing securities on a when-issued or delayed delivery basis
The Fund may buy or sell securities on a when-issued or delayed delivery basis; that is, paying for securities before delivery or taking delivery at a later date. The Fund will designate cash or securities in amounts sufficient to cover its obligations, and will value the designated assets daily.

Portfolio turnover
We anticipate that the Fund's annual portfolio turnover will be less than 100%. A turnover rate of 100% would occur if a Fund sold and replaced securities valued at 100% of its net assets within one year.


Borrowing from banks
The Fund may borrow money as a temporary measure for extraordinary purposes or to facilitate redemptions. Borrowing money could result in the Fund being unable to meet its investment objective.

The risks of investing in the Fund
Investing in any mutual fund involves risk, including the risk that you may receive little or no return on your investment, and the risk that you may lose part or all of the money you invest. Before you invest in the Fund you should carefully evaluate the risks. Because of the nature of the Fund, you should consider an investment in it to be a long-term investment that typically provides the best results when held for a number of years. The following are the chief risks you assume when investing in Delaware Mid-Cap Value Fund. Please see the Statement of Additional Information for further discussion of these risks and other risks not discussed here.

------------------------------------------------------------------------------------------------------------------------------------
                                                                              How we strive to manage them
Risks                                                                         Delaware Mid-Cap Value Fund
------------------------------------------------------------------------------------------------------------------------------------
Market risk is the risk that all or a majority of      We maintain a long-term investment approach and focus on stocks we believe
the securities in a certain market -- like the         can appreciate over an extended time frame regardless of interim market
stock or bond market -- will decline in value          fluctuations. We do not try to predict overall stock market movements and
because of factors such as economic conditions,        generally do not trade for short-term purposes.
future expectations or investor confidence.

                                                       We may hold a substantial part of the Fund's assets in cash or cash equivalents as a temporary, defensive strategy.

------------------------------------------------------------------------------------------------------------------------------------
Industry and security risk is the risk that the        We limit the amount of the Fund's assets invested in any one industry and
value of securities in a particular industry or the    in any individual security. We also follow a rigorous selection process
value of an individual stock or bond will decline      before choosing securities and continuously monitor them while they remain
because of changing expectations for the               in the portfolio.
performance of that industry or for the individual
company issuing the stock.

------------------------------------------------------------------------------------------------------------------------------------
Smaller company risk is the risk that prices of        The Fund maintains a well-diversified portfolio, selects stocks carefully
medium size or smaller companies may be more           and monitors them continuously. And, because we focus on stocks that are
volatile than larger companies because of limited      already selling at relatively low prices, we believe we may experience less
financial resources or dependence on narrow product    price volatility than small or mid-cap funds that do not use a value-oriented
lines.                                                 strategy.
------------------------------------------------------------------------------------------------------------------------------------
Interest rate risk is the risk that securities will    We analyze each company's financial situation and its cashflow to determine
decrease in value if interest rates rise. The risk     the company's ability to finance future expansion and operations. The
is generally associated with bonds; however,           potential affect that rising interest rates might have on a stock is taken
because smaller companies often borrow money to        into consideration before the stock is purchased.
finance their operations, they may be adversely
affected by rising interest rates.
------------------------------------------------------------------------------------------------------------------------------------
Foreign risk is the risk that foreign securities       We typically invest only a small portion of the Fund's portfolio in foreign
may be adversely affected by political instability,    securities. When we do purchase foreign securities, they are often
changes in currency exchange rates, foreign            denominated in U.S. dollars. To the extent we invest in foreign securities,
economic conditions or inadequate regulatory and       we invest primarily in issuers of developed countries, which are less
accounting standards.                                  likely to encounter these foreign risks than issuers in developing countries. The Fund may use hedging techniques to help offset potential foreign currency losses.
------------------------------------------------------------------------------------------------------------------------------------
Liquidity risk is the possibility that securities      We limit exposure to illiquid securities.
cannot be readily sold within seven days at
approximately the price that the Fund values them.
------------------------------------------------------------------------------------------------------------------------------------

Who manages the Fund

Investment manager
The Fund is managed by Delaware Management Company, a series of Delaware Management Business Trust which is an indirect, wholly owned subsidiary of Delaware Management Holdings, Inc. Delaware Management Company makes investment decisions for the Fund, manages the Fund's business affairs and provides daily administrative services. For these services, the manager will be paid the following fee as a percentage of average daily net assets:

        0.75% on the first $500 million;
        0.70% on the next $500 million;
        0.65% on the next $1,500 million; and
        0.60% on assets in excess of $2,500 million.

Portfolio  managers
Christopher S. Beck, Vice President/Senior Portfolio Manager, has had primary responsibility for making day-to-day investment decisions for the Fund since its inception. Mr. Beck has been in the investment business for 19 years, starting with Wilmington Trust in 1981. Later, he became Director of Research at Cypress Capital Management in Wilmington and Chief Investment Officer of the University of Delaware Endowment Fund. Prior to joining Delaware Investments in May 1997, he managed the Small Cap Fund for two years at Pitcairn Trust Company. He holds a BS from the University of Delaware, an MBA from Lehigh University and is a CFA charterholder. When making investment decisions for the Fund, Mr. Beck regularly consults with Andrea Giles.

Andrea Giles, Vice President/Portfolio Manager, holds a BSAD from the Massachusetts Institute of Technology and an MBA in Finance from Columbia University. Prior to joining Delaware Investments in 1996, she was an account officer in the Leveraged Capital Group with Citibank.

Who's who?
This diagram shows the various organizations involved with managing, administering, and servicing the Delaware Investments funds.

                                Board of Trustees

Investment manager                                        The Fund                      Custodian
Delaware Management Company                                                     The Chase Manhattan Bank
One Commerce Square                                                                     4 Chase Metrotech Center
Philadelphia, PA 19103                                                                  Brooklyn, NY 11245

Portfolio managers                          Distributor                                 Service agent
(see page __ for details)                   Delaware Distributors, L.P.                 Delaware Service Company, Inc.
                                            1818 Market Street                          1818 Market Street
                                            Philadelphia, PA 19103                      Philadelphia, PA 19103

                                                       Shareholders

Board of Trustees A mutual fund is governed by a Board of Trustees which has oversight responsibility for the management of the fund's business affairs. Trustees establish procedures and oversee and review the performance of the investment manager, the distributor and others that perform services for the fund. At least 40% of Board of Trustees must be independent of the fund's investment manager and distributor. These independent fund trustees, in particular, are advocates for shareholder interests.

Investment manager An investment manager is a company responsible for selecting portfolio investments consistent with the objective and policies stated in the mutual fund's prospectus. The investment manager places portfolio orders with broker/dealers and is responsible for obtaining the best overall execution of those orders. A written contract between a mutual fund and its investment manager specifies the services the manager performs. Most management contracts provide for the manager to receive an annual fee based on a percentage of the fund's average daily net assets. The manager is subject to numerous legal restrictions, especially regarding transactions between itself and the funds it advises.

Portfolio managers Portfolio managers are employed by the investment manager to make investment decisions for individual portfolios on a day-to-day basis.

Custodian Mutual funds are legally required to protect their portfolio securities and most funds place them with a qualified bank custodian who segregates fund securities from other bank assets.

Distributor Most mutual funds continuously offer new shares to the public through distributors who are regulated as broker-dealers and are subject to NASD Regulation, Inc. (NASD) rules governing mutual fund sales practices.

Service agent Mutual fund companies employ service agents (sometimes called transfer agents) to maintain records of shareholder accounts, calculate and disburse dividends and capital gains and prepare and mail shareholder statements and tax information, among other functions. Many service agents also provide customer service to shareholders.

Shareholders Like shareholders of other companies, mutual fund shareholders have specific voting rights, including the right to elect trustees. Material changes in the terms of a fund's management contract must be approved by a shareholder vote, and funds seeking to change fundamental investment objectives or policies must also seek shareholder approval.

About your account

Investing in the Fund
Institutional Class shares are available for purchase only by the following:

o retirement plans introduced by persons not associated with brokers or dealers that are primarily engaged in the retail securities business and rollover individual retirement accounts from such plans;

o tax-exempt employee benefit plans of the manager or its affiliates and securities dealer firms with a selling agreement with the distributor;

o institutional advisory accounts of the manager, or its affiliates and those having client relationships with Delaware Investment Advisers, an affiliate of the manager, or its affiliates and their corporate sponsors, as well as subsidiaries and related employee benefit plans and rollover individual retirement accounts from such institutional advisory accounts;

o a bank, trust company and similar financial institution investing for its own account or for the account of its trust customers for whom such financial institution is exercising investment discretion in purchasing shares of the Class, except where the investment is part of a program that requires payment to the financial institution of a Rule 12b-1 Plan fee; and

o registered investment advisers investing on behalf of clients that consist solely of institutions and high net-worth individuals having at least $1,000,000 entrusted to the adviser for investment purposes, but only if the adviser is not affiliated or associated with a broker or dealer and derives compensation for its services exclusively from its clients for such advisory services.

How to buy shares

By mail
Complete an investment slip and mail it with your check, made payable to the fund and class of shares you wish to purchase, to Delaware Investments, 1818 Market Street, Philadelphia, PA 19103-3682. If you are making an initial purchase by mail, you must include a completed investment application (or an appropriate retirement plan application if you are opening a retirement account) with your check.

By wire
Ask your bank to wire the amount you want to invest to First Union Bank, ABA #031201467, Bank Account number 2014 12893 4013. Include your account number and the name of the fund in which you want to invest. If you are making an initial purchase by wire, you must call us at 800.510.4015 so we can assign you an account number.

By exchange
You can exchange all or part of your investment in one or more funds in the Delaware Investments family for shares of other funds in the family. Please keep in mind, however, that you may not exchange your shares for Class B or Class C shares. To open an account by exchange, call your Client Services Representative at 800.510.4015.

Through your financial adviser
Your financial adviser can handle all the details of purchasing shares, including opening an account. Your adviser may charge a separate fee for this service.

The price you pay for shares will depend on when we receive your purchase order. If we or an authorized agent receive your order before the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. Eastern Time) on a business day, you will pay that day's closing share price which is based on the Fund's net asset value. If we receive your order after the close of regular trading, you will pay the next business day's price. A business day is any day that the New York Stock Exchange is open for business. We reserve the right to reject any purchase order.

We determine the Fund's net asset value (NAV) per share at the close of regular trading of the New York Stock Exchange each business day that the Exchange is open. We calculate this value by adding the market value of all the securities and assets in the Fund's portfolio, deducting all liabilities, and dividing the resulting number by the number of shares outstanding. The result is the net asset value per share. We price securities and other assets for which market quotations are available at their market value. We price fixed-income securities on the basis of valuations provided to us by an independent pricing service that uses methods approved by the Board of Trustees. Any fixed-income securities that have a maturity of less than 60 days we price at amortized cost. For all other securities , we use methods approved by the Board of Trustees that are designed to price securities at their fair market value.

How to redeem shares

By mail
You can redeem your shares (sell them back to the fund) by mail by writing to:
Delaware Investments, 1818 Market Street, Philadelphia, PA 19103-3682. All owners of the account must sign the request, and for redemptions of more than $50,000, you must include a signature guarantee for each owner. You can also fax your written request to 215.255.8864. Signature guarantees are also required when redemption proceeds are going to an address other than the address of record on an account.

By telephone
You can redeem up to $50,000 of your shares by telephone. You may have the proceeds sent to you by check, or, if you redeem at least $1,000 of shares, you may have the proceeds sent directly to your bank by wire. Bank information must be on file before you request a wire redemption.

By wire
You can redeem $1,000 or more of your shares and have the proceeds deposited directly to your bank account the next business day after we receive your request. Bank information must be on file before you request a wire redemption.

Through your financial adviser
Your financial adviser can handle all the details of redeeming your shares. Your adviser may charge a separate fee for this service.

If you hold your shares in certificates, you must submit the certificates with your request to sell the shares. We recommend that you send your certificates by certified mail.

When you send us a properly completed request to redeem or exchange shares before the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. Eastern Time), you will receive the net asset value as determined on the business day we receive your request. We will send you a check, normally the next business day, but no later than seven days after we receive your request to sell your shares. If you purchased your shares by check, we will wait until your check has cleared, which can take up to 15 days, before we send your redemption proceeds.

Account minimum
If you redeem shares and your account balance falls below $250, the Fund may redeem your account after 60 days' written notice to you.

Exchanges
You can exchange all or part of your shares for shares of the same class in another Delaware Investments fund. If you exchange shares to a fund that has a sales charge you will pay any applicable sales charges on your new shares. You don't pay sales charges on shares that are acquired through the reinvestment of dividends. You may have to pay taxes on your exchange. When you exchange shares, you are purchasing shares in another fund so you should be sure to get a copy of the fund's prospectus and read it carefully before buying shares through an exchange. You may not exchange your shares for Class B and Class C shares of the funds in the Delaware Investments family.

Dividends, distributions and taxes
Dividends and capital gains, if any, are paid annually. We automatically reinvest all dividends and any capital gains.


Tax laws are subject to change, so we urge you to consult your tax adviser about your particular tax situation and how it might be affected by current tax law. The tax status of your dividends from this Fund is the same whether you reinvest your dividends or receive them in cash. Distributions from the Fund's long-term capital gains are taxable as capital gains, while distributions from short-term capital gains and net investment income are generally taxable as ordinary income. Any capital gains may be taxable at different rates depending on the length of time the Fund held the assets. In addition, you may be subject to state and local taxes on distributions. We will send you a statement each year by January 31 detailing the amount and nature of all dividends and capital gains that you were paid for the prior year.

Certain management considerations


Year 2000

As with other mutual funds, financial and business organizations and individuals around the world, the Funds could be adversely affected if the computer systems used by their service providers do not properly process and calculate date-related information from and after January 1, 2000. This is commonly known as the "Year 2000 Problem." Each Fund has taken steps to obtain satisfactory assurances that its major service providers have taken steps reasonably designed to address the Year 2000 Problem on the computer systems that the service providers use. However, there can be no assurance that these steps will be sufficient to avoid any adverse impact on the business of the Funds. The portfolio managers and investment professionals of the Fund consider Year 2000 compliance (including, but not limited to, any or all of the following: impact on business, cost of compliance plan review and contingency planning, and vendor compliance) in the securities selection and investment process. However, there can be no guarantees that, even with their due diligence efforts, they will be able to predict the affect of Year 2000 on any company or the performance of its securities.

Financial highlights

The financial highlights table is intended to help you understand the Fund's financial performance. All "per share" information reflects financial results for a single Fund share. This information has been audited by Ernst & Young LLP, whose report, along with the Fund's financial statements, is included in the Fund's annual report, which is available upon request by calling 800.523.1918.

----------------------------------------------------------------------
                                                        Institutional
                                                         Class Shares
                                                               Period
                                                          12/29/98(1)
                                                              through
                                                             11/30/99
                                                     -----------------
Delaware Mid-Cap Value Fund
----------------------------------------------------------------------
Net asset value, beginning of period                           $ 8.500

Income (loss) from investment operations:

Net investment income                                            0.073
Net realized and unrealized gain (loss) on
investments                                                     (0.533)
                                                               -------
Total from investment operations                                (0.460)
                                                               -------

Less dividends and distributions:

Dividends from net investment income                              none
Distributions from net realized gain on investments               none
                                                               -------
Total dividends and distributions                                 none
                                                               -------

Net asset value, end of period:                                 $8.040
                                                               =======

Total return(2)                                                 (5.41%)
Ratios and supplemental data:
Net assets, end of period  (000 omitted)                       $ 1,891
Ratio of expenses to net assets                                  0.75%
Ratio of expenses to average net assets prior to expense
limitation and expenses paid indirectly                          1.33%
Ratio of net investment income to average net
assets                                                           0.92%
Net investment income prior to expense limitation
and expenses paid indirectly                                     0.34%
Portfolio turnover                                                 37%
----------------------------------------------------------------------
(1) Date of commencement of trading; ratios have been annualized but total return has not been annualized.
(2) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value, and reflects the manager's expense caps.

How to read the financial highlights

Net investment income
Net investment income includes dividend and interest income earned from a fund's securities; it is after expenses have been deducted.

Net realized and unrealized gain (loss) on investments
A realized gain occurs when we sell an investment at a profit, while a realized loss occurs when we sell an investment at a loss. When an investment increases or decreases in value but we do not sell it, we record an unrealized gain or loss. The amount of realized gain per share that we pay to shareholders is listed under "Less dividends and distributions-Distributions from net realized gain on investments."

Net asset value (NAV)
This is the value of a mutual fund share, calculated by dividing the net assets by the number of shares outstanding.

Total return
This represents the rate that an investor would have earned or lost on an investment in a fund. In calculating this figure for the financial highlights table, we include applicable fee waivers, exclude front-end and contingent deferred sales charges, and assume the shareholder has reinvested all dividends and realized gains.

Net assets
Net assets represent the total value of all the assets in a fund's portfolio, less any liabilities, that are attributable to that class of the fund.

Ratio of expenses to average net assets
The expense ratio is the percentage of net assets that a fund pays annually for operating expenses and management fees. These expenses include accounting and administration expenses, services for shareholders, and similar expenses.

Ratio of net investment income to average net assets
We determine this ratio by dividing net investment income by average net assets.

Portfolio turnover
This figure tells you the amount of trading activity in a fund's portfolio. For example, a fund with a 50% turnover has bought and sold half of the value of its total investment portfolio during the stated period.

Glossary

How to use this glossary

The glossary includes definitions of investment terms used throughout the Prospectus. If you would like to know the meaning of an investment term that is not explained in the text please check the glossary.

Amortized cost
Amortized cost is a method used to value a fixed-income security that starts with the face value of the security and then adds or subtracts from that value depending on whether the purchase price was greater or less than the value of the security at maturity. The amount greater or less than the par value is divided equally over the time remaining until maturity.

Average maturity
An average of when the individual bonds and other debt securities held in a portfolio will mature.

Bond
A debt security, like an IOU, issued by a company, municipality or government agency. In return for lending money to the issuer, a bond buyer generally receives fixed periodic interest payments and repayment of the loan amount on a specified maturity date. A bond's price changes prior to maturity and is inversely related to current interest rates. When interest rates rise, bond prices fall, and when interest rates fall, bond prices rise.


Bond ratings
Independent evaluations of creditworthiness, ranging from Aaa/AAA (highest quality) to D (lowest quality). Bonds rated Baa/BBB or better are considered investment grade. Bonds rated Ba/BB or lower are commonly known as junk bonds. See also Nationally recognized statistical rating organization.


Capital
The amount of money you invest.

Capital appreciation
An increase in the value of an investment.

Capital gains distributions
Payments to mutual fund shareholders of profits (realized gains) from the sale of a fund's portfolio securities. Usually paid once a year; may be either short-term gains or long-term gains.

Commission
The fee an investor pays to a financial adviser for investment advice and help in buying or selling mutual funds, stocks, bonds or other securities.

Compounding
Earnings on an investment's previous earnings.

Consumer Price Index (CPI)
Measurement of U.S. inflation; represents the price of a basket of commonly purchased goods.

Contingent deferred sales charge (CDSC)
Fee charged by some mutual funds when shares are redeemed (sold back to the fund) within a set number of years; an alternative method for investors to compensate a financial adviser for advice and service, rather than an up-front commission.

Corporate bond
A debt security issued by a corporation. See Bond.

Depreciation
A decline in an investment's value.

Diversification
The process of spreading investments among a number of different securities, asset classes or investment styles to reduce the risks of investing.

Dividend distribution
Payments to mutual fund shareholders of dividends passed along from the fund's portfolio of securities.

Duration
A measurement of a fixed-income investment's price volatility. The larger the number, the greater the likely price change for a given change in interest rates.

Expense ratio
A mutual fund's total operating expenses, expressed as a percentage of its total net assets. Operating expenses are the costs of running a mutual fund, including management fees, offices, staff, equipment and expenses related to maintaining the fund's portfolio of securities and distributing its shares. They are paid from the fund's assets before any earnings are distributed to shareholders.

Financial adviser
Financial professional (e.g., broker, banker, accountant, planner or insurance agent) who analyzes clients' finances and prepares personalized programs to meet objectives.

Fixed-income securities
With fixed-income securities, the money you originally invested is paid back at a pre-specified maturity date. These securities, which include government, corporate or municipal bonds, as well as money market securities, typically pay a fixed rate of return (often referred to as interest). See Bond.

Inflation
The increase in the cost of goods and services over time. U.S. inflation is frequently measured by changes in the Consumer Price Index (CPI).

Investment goal
The objective, such as long-term capital growth or high current income, that a mutual fund pursues.

Management fee
The amount paid by a mutual fund to the investment adviser for management services, expressed as an annual percentage of the fund's average daily net assets.

Market capitalization
The value of a corporation determined by multiplying the current market price of a share of common stock by the number of shares held by shareholders. A corporation with one million shares outstanding and the market price per share of $10 has a market capitalization of $10 million.

Maturity
The length of time until a bond issuer must repay the underlying loan principal to bondholders.

NASD Regulation, Inc. (NASD)
A self-regulating organization, consisting of brokerage firms (including distributors of mutual funds), that is responsible for overseeing the actions of its members.

Nationally recognized statistical rating organization  (NRSRO)
A company that assesses the credit quality of bonds, commercial paper, preferred and common stocks and municipal short-term issues, rating the probability that the issuer of the debt will meet the scheduled interest payments and repay the principal. Ratings are published by such companies as Moody's Investors Service, Inc. (Moody's), Standard & Poor's Ratings Group (S&P), Duff & Phelps, Inc.
(Duff), and Fitch IBCA, Inc. (Fitch).

Net asset value (NAV)
The daily dollar value of one mutual fund share. Equal to a fund's net assets divided by the number of shares outstanding.

Preferred stock
Preferred stock has preference over common stock in the payment of dividends and liquidation of assets. Preferred stock also often pays dividends at a fixed rate and is sometimes convertible into common stock.

Price-to-earnings ratio
A measure of a stock's value calculated by dividing the current market price of a share of stock by its annual earnings per share. A stock selling for $100 per share with annual earnings per share of $5 has a P/E of 20.

Principal
Amount of money you invest (also called capital). Also refers to a bond's original face value, due to be repaid at maturity.

Prospectus
The official offering document that describes a mutual fund, containing information required by the SEC, such as investment objectives, policies, services and fees.

Redeem
To cash in your shares by selling them back to the mutual fund.

Risk
Generally defined as variability of value; also credit risk, inflation risk, currency and interest rate risk. Different investments involve different types and degrees of risk.

Russell 2000 Index
Russell 2000 Index, an unmanaged index that measures the performance of the 2000 smallest companies in the Russell 3000 Index.

Sales charge
Charge on the purchase or redemption of fund shares sold through financial advisers. May vary with the amount invested. Typically used to compensate advisers for advice and service provided.

SEC (Securities and Exchange Commission)
Federal agency established by Congress to administer the laws governing the securities industry, including mutual fund companies.

Share classes
Different classifications of shares; mutual fund share classes offer a variety of sales charge choices.

Signature guarantee
Certification by a bank, brokerage firm or other financial institution that a customer's signature is valid; signature guarantees can be provided by members of the STAMP program.

Standard deviation
A measure of an investment's volatility; for mutual funds, measures how much a fund's total return has typically varied from its historical average.

Statement of Additional Information (SAI)
The document serving as "Part B" of a fund's prospectus that provides more detailed information about the fund's organization, investments, policies and risks.

Stock
An investment that represents a share of ownership (equity) in a corporation. Stocks are often referred to as equities.

Total return
An investment performance measurement, expressed as a percentage, based on the combined earnings from dividends, capital gains and change in price over a given period.

Uniform Gift to Minors Act and Uniform Transfers to Minors Act
Federal and state laws that provide a simple way to transfer property to a minor with special tax advantages.

Volatility
The tendency of an investment to go up or down in value by different magnitudes. Investments that generally go up or down in value in relatively small amounts are considered "low volatility" investments, whereas those investments that generally go up or down in value in relatively large amounts are considered "high volatility" investments.

Delaware Mid-Cap Value Fund

Additional information about the Fund's investments is available in the Fund's annual and semi-annual report to shareholders. In the Fund's shareholder reports, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the report period. You can find more detailed information about the Fund in the current Statement of Additional Information, which we have filed electronically with the Securities and Exchange Commission (SEC) and which is legally a part of this prospectus. If you want a free copy of the Statement of Additional Information, the annual or semi-annual report, or if you have any questions about investing in this Fund, you can write to us at 1818 Market Street, Philadelphia, PA 19103-3682, or call toll-free 800.523.1918. You may also obtain additional information about the Fund from your financial adviser.

You can find reports and other information about the Fund on the SEC web site (http://www.sec.gov), or you can get copies of this information, after payment of a duplicating fee, by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-6009. Information about the Fund, including its Statement of Additional Information, can be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. You can get information on the public reference room by calling the SEC at 1.800.SEC.0330.


Web site

www.delawareinvestments.com
---------------------------

E-mail
service@delinvest.com

Client Services Representative

800.510.4015

Delaphone Service

800.362.FUND (800.362.3863)

o For convenient access to account information or current performance information on all Delaware Investments Funds seven days a week, 24 hours a day, use this Touch-Tone service.

Investment Company Act file number: 811-4997

--------------------------------------------------------------------------------
Delaware Mid-Cap Value Fund  Symbol                        CUSIP
Institutional Class                                        24610B800
--------------------------------------------------------------------------------




                                    DELAWARE
                                   INVESTMENTS
                                   -----------
                              Philadelphia * London

                                    DELAWARE
                                   INVESTMENTS
                                   -----------
                              Philadelphia * London

                         Delaware Retirement Income Fund

                           Class A * Class B* Class C

                                   Prospectus
                                January 31, 2000

                                Total Return Fund

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy of this prospectus, and any representation to the contrary is a criminal offense.

Table of contents

Fund profile                                         page
Delaware Retirement Income Fund

How we manage the Fund                               page
Our investment strategies
The securities we invest in
The risks of investing in the Fund

Who manages the Fund                                 page
Investment manager
Portfolio managers
Fund administration (Who's who)


About your account                                   page
Investing in the Fund
      Choosing a share class
      How to reduce your sales charge
      How to buy shares
      Retirement plans
      How to redeem shares
      Account minimums
      Special services
      Exchanges
Dividends, distributions and taxes

Other investment policies
and risk considerations                              page

Certain management considerations                    page

Financial highlights                                 page

Glossary                                             page

Profile: Delaware Retirement Income Fund


What is the Fund's goal?
Delaware Retirement Income Fund seeks to provide high current income and an investment that has the potential for capital appreciation. Although the Fund will strive to achieve its goal, there is no assurance that it will.


What are the Fund's main investment strategies?

We invest primarily in income generating securities of large, well-established companies and in debt securities including high-yield, high risk corporate bonds, investment grade fixed income securities and U.S. government securities.


What are the main risks of investing in the Fund?
Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest. The price of Fund shares will increase and decrease according to changes in the value of the Fund's investments. This Fund will be affected by declines in stock and bond prices, which could be caused by a drop in the stock market, economic recession or poor performance from particular companies or sectors, or increases in interest rates. For a more complete discussion of risk, please turn to page __.


Delaware Retirement Income Fund may invest up to 45% of its net assets in high-yield, higher risk corporate bonds, commonly known as junk bonds. These bonds involve the risk that the issuing company may be unable to pay interest or repay principal. Although high-yield bonds have credit quality ratings which are below investment grade, they can offer high income potential which we believe can make a positive contribution to the Fund's performance.

You should keep in mind that an investment in the Fund is not a complete investment program; it should be considered just one part of your total financial plan. Be sure to discuss this Fund with your financial adviser to determine whether it is an appropriate choice for you.


An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Who should invest in the Fund
    o Investors with long-term financial goals.
    o Investors looking for growth potential combined with regular income.
    o Investors looking for supplemental monthly income from an investment that also offers possible protection against inflation.

Who should not invest in the Fund
    o Investors with short-term financial goals.
    o Investors who are unwilling to accept share prices that may fluctuate, sometimes significantly, over the short term.
    o Investors seeking an investment primarily in fixed income securities.

How has Delaware Retirement Income Fund performed?

This bar chart and table can help you evaluate the potential risks of investing in the Fund. We show returns for the Fund's Class A shares for the past three calendar years as well as the average annual returns for these shares for the one-year and lifetime periods. Returns for Class B and Class C shares are not shown because these shares have not commenced operations. The Fund's past performance does not necessarily indicate how it will perform in the future. The returns reflect voluntary expense caps and would be lower without the voluntary caps.

[GRAPHIC OMITTED: BAR CHART SHOWING YEAR BY YEAR TOTAL RETURN (CLASS A)] Year-by-year total return


-------------------------------
1997         1998        1999
-------------------------------
34.28%       2.13%       4.73%
-------------------------------

During the periods illustrated in this bar chart, Class A's highest quarterly return was 13.03% for the quarter ended September 30, 1997 and its lowest quarterly return was -9.47% for the quarter ended September 30, 1998.

The maximum Class A sales charge of 5.75%, which is normally deducted when you purchase shares, is not reflected in the total returns above. If this fee were included, the returns would be less than those shown above. The average annual returns shown below do include the sales charge.

                                Average annual return for period ending 12/31/99
                    Class A                  S&P 500 Composite
                    (Inception 12/2/96)      Stock Index
1 year               -1.31%                  21.03%
Lifetime             12.07%                  27.56%

The Fund's returns are compared to the performance of the S&P 500 Composite Stock Index. You should remember that unlike the Fund, the index is unmanaged and doesn't include the costs of operating a mutual fund, such as the costs of buying, selling and holding the securities.

What are the Fund's fees and expenses?
Sales charges are fees paid directly from your investments when you buy or sell shares of the Fund.

-----------------------------------------------------------------------------------------
CLASS                                                          A         B         C
-----------------------------------------------------------------------------------------
Maximum sales charge (load) imposed on
Purchases as a percentage of offering price                    5.75%     none      none
-----------------------------------------------------------------------------------------
Maximum contingent deferred sales charge (load)
as a percentage of original purchase price or
Redemption price, whichever is lower                           none(1)   5%(2)     1%(3)
-----------------------------------------------------------------------------------------
Maximum sales charge (load) imposed on
Reinvested dividends                                           none      none      none
-----------------------------------------------------------------------------------------
Redemption fees                                                none      none      none
-----------------------------------------------------------------------------------------

Annual fund operating expenses are deducted from the Fund's assets.

-----------------------------------------------------------------------------------------
Management fees                                                  0.65%     0.65%    0.65%
-----------------------------------------------------------------------------------------
Distribution and service (12b-1) fees(4)                         0.30%     1.00%    1.00%
-----------------------------------------------------------------------------------------
Other expenses                                                   0.22%     0.22%    0.22%
-----------------------------------------------------------------------------------------
Total operating expenses(5)                                      1.17%     1.87%    1.87%
-----------------------------------------------------------------------------------------

This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds with similar investment objectives. We show the cumulative amount of Fund expenses on a hypothetical investment of $10,000 with an annual 5% return over the time shown.(6) This is an example only, and does not represent future expenses, which may be greater or less than those shown here.

-----------------------------------------------------------------------------------------
CLASS(7)               A          B                     B         C                   C
                                            (if redeemed)                 (if redeemed)
-----------------------------------------------------------------------------------------
1 year              $688       $190                  $690      $190                $290
-----------------------------------------------------------------------------------------
3 years             $925       $588                  $888      $588                $588
-----------------------------------------------------------------------------------------
5 years           $1,182     $1,011                $1,211    $1,011              $1,011
-----------------------------------------------------------------------------------------
10 years          $1,914     $2,008                $2,008    $2,190              $2,190
-----------------------------------------------------------------------------------------

(1) A purchase of Class A shares of $1 million or more may be made at net asset value. However, if you buy the shares through a financial adviser who is paid a commission, a contingent deferred sales charge will apply to redemptions made within two years. Additional Class A purchase options that involve a contingent deferred sales charge may be permitted from time to time and will be disclosed in the prospectus if they are available.

(2) If you redeem Class B shares during the first year after you buy them, you will pay a contingent deferred sales charge of 5%, which declines to 4% during the second year, 3% during the third and fourth years, 2% during the fifth year, 1% during the sixth year, and 0% thereafter.

(3) Class C shares redeemed within one year of purchase are subject to a 1% contingent deferred sales charge.

(4) The Class A shares are subject to a 12b-1 fee of 0.30% of average daily net assets and Class B and C shares are each subject to a 12b-1 fee of 1.00% of average daily net assets. The distributor has agreed to waive these 12b-1 fees through May 31, 2000.

(5) The investment manager has agreed to waive fees and pay expenses from the commencement of the Fund's operations through May 31, 2000 in order to prevent total operating expenses (excluding any taxes, interest, brokerage fees, extraordinary expenses and 12b-1 fees) from exceeding 0.75% of average daily net assets. The fees and expenses shown in the table above do not reflect the voluntary expense caps by the manager and by the distributor noted in footnote 4. The following table shows operating expenses which are based on the most recently completed fiscal year and reflect the manager's and distributor's current fee waivers and payments.


         -------------------------------------------------------------------------------------------------------------
                  Fund operating expenses including voluntary expense caps in effect until May 31, 2000
         CLASS                                                    A                    B                   C
         -------------------------------------------------------------------------------------------------------------
         Management fees                                       0.53%                0.53%                0.53%
         -------------------------------------------------------------------------------------------------------------
         Distribution and service (12b-1) fees                 0.00%                0.00%                0.00%
         -------------------------------------------------------------------------------------------------------------
         Other expenses                                        0.22%                0.22%                0.22%
         -------------------------------------------------------------------------------------------------------------
         Total operating expenses                              0.75%                0.75%                0.75%
         -------------------------------------------------------------------------------------------------------------




(6) The Fund's actual rate of return may be greater or less than the hypothetical 5% return we use here. Also, this example assumes that the Fund's total operating expenses remain unchanged in each of the periods we show. This example does not reflect the voluntary expense cap described in footnotes 4 and 5.


(7) The Class B example reflects the conversion of Class B shares to Class A shares after approximately eight years. Information for the ninth and tenth years reflects expenses of the Class A shares.

How we manage the Fund

Our investment strategies

We research individual companies and analyze economic and market conditions, seeking to identify the securities or market sectors that we think are the best investments for Delaware Retirement Income Fund. Following is a description of how the portfolio managers pursue the Fund's investment goal.


We take a disciplined approach to investing, combining investment strategies and risk management techniques that can help shareholders meet their goals.


The manager will seek to achieve the Fund's investment objective by investing in a combination of income generating equity securities and debt securities including, but not limited to, dividend paying common stocks, securities of real estate investment trusts, preferred stocks, warrants, rights, convertible securities, non-convertible debt securities, high-yield, high risk securities, investment grade fixed-income securities, U.S. government securities and foreign equity and fixed-income securities. Under normal circumstances, at least 50% of the Fund's total assets will be invested in income generating equity securities. In making investments in income generating equity securities, the Fund may invest an unlimited portion of its total assets in convertible securities without regard to credit quality. While debt securities may comprise up to 50% of the Fund's total assets, no more than 45% of the Fund's total assets will be invested in high-yield, high risk debt securities. No more than 25% of the Fund's total assets will be invested in any one industry sector nor, as to 75% of the Fund's total assets, will more than 5% be invested in securities of any one issuer. The Fund may invest up to 20% of its total assets in foreign equity and debt securities. The Fund will not, however, invest more than 5% of its total assets in securities of issuers principally located or principally operating in markets of emerging countries.

Within the percentage guidelines noted above, the manager will determine the proportion of the Fund's assets that will be allocated to income generating equity securities and equity equivalents and to debt securities, based on its analysis of economic and market conditions and its assessment of the income and potential for appreciation that can be achieved from investment in such asset classes. It is expected that the proportion of the Fund's total assets invested in income generating equity securities and equity equivalent securities will vary from 50% to 100% of the Fund's total assets. The proportion of the Fund's total assets in debt securities will correspondingly vary from 0% to 50% of the Fund's total assets.

The Fund's investment objective is non-fundamental. This means that the Board of Trustees may change the objective without obtaining shareholder approval. If the objective were changed, we would notify shareholders before the change in the objective became effective.

Portfolio turnover

The Fund anticipates that its annual portfolio turnover will generally be less than 100%. A turnover rate of 100% would occur if a Fund sold and replaced securities valued at 100% of its net assets within one year.

The securities we invest in
The following is a more detailed description of some of the securities in which the Fund may invest.

Common stock
Common stock is generally considered to be shares of a corporation that entitle the holder to a pro-rata share of the profits of the corporation, if any, without a preference over any other shareholder or class of shareholders, including holders of the corporation's preferred stock and other senior equity. Common stock usually carries with it the right to vote and frequently an exclusive right to do so. Holders of common stock also have the right to participate in the remaining assets of the corporation after all other claims are paid, including those of debt securities and preferred stock. In selecting common stocks for investment, the manager will focus primarily on a security's dividend-paying capacity rather than on its potential for appreciation.

Preferred stock

Generally, preferred stock receives dividends prior to distributions on common stock and usually has a priority of claim over common stockholders if the issuer of the stock is liquidated. Unlike common stock, preferred stock does not usually have voting rights; preferred stock, in some instances, is convertible into common stock. Dividends on typical preferred stock are cumulative, causing dividends to accrue even if not declared by the issuer's Board of Trustees. There is, however, no assurance that dividends will be declared by the Boards of Trustees of issuers of the preferred stocks in which the Fund invests.

Convertible securities
Traditional convertible securities include corporate bonds, notes and preferred stocks that may be converted into or exchanged for common stock, and other securities that also provide an opportunity for equity participation. These securities are generally convertible either at a stated price or a stated rate (that is, for a specific number of shares of common stock or other security). As with other fixed-income securities, the price of a convertible security to some extent varies inversely with interest rates. While providing a fixed-income stream (generally higher in yield than the income derivable from a common stock but lower than that afforded by a non-convertible debt security), a convertible security also affords the investor an opportunity, through its conversion feature, to participate in the capital appreciation of the common stock into which it is convertible. As the market price of the underlying common stock declines, convertible securities tend to trade increasingly on a yield basis and so may not experience market value declines to the same extent as the underlying common stock. When the market price of the underlying common stock increases, the price of a convertible security tends to rise as a reflection of the value of the underlying common stock. To obtain such a higher yield, the Fund may be required to pay for a convertible security an amount in excess of the value of the underlying common stock. Common stock acquired by the Fund upon conversion of a convertible security will generally be held for so long as the manager anticipates such stock will provide the Fund with opportunities which are consistent with the Fund's investment objectives and policies. Convertible securities in which the Fund may invest may be rated below investment grade (i.e., "Ba" or lower by Moody's or "BB" or lower by S&P or similarly rated by other comparable rating agencies) or, if unrated, determined to be of comparable quality by the manager. Because the Fund treats convertible securities as an equity equivalent security, it will not consider credit quality of convertible securities in making its investment decisions.

Real estate investment trust securities
Real Estate Investment Trusts ("REITs") are pooled investment vehicles that invest primarily in income-producing real estate or real estate related loans or interests. REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. Like investment companies such as the Fund, REITs are not taxed on income distributed to shareholders provided they comply with several requirements of the Internal Revenue Code (the "Code"). REITs are subject to substantial cash flow dependency, defaults by borrowers, self-liquidation, and the risk of failing to qualify for tax-free pass-through of income under the Code, and/or maintain exemptions from the Investment Company Act of 1940 (the "1940 Act"). Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended.

REITs invest all of their assets in the real estate and real estate related sectors of the economy, and are subject to the risks of financing projects. REITs may have limited financial resources, may trade less frequently and in a limited volume, and are more volatile than the high-yield, high risk securities in which the Fund may also invest.

High-yield, high risk securities

High-yield, high risk debt securities, like all debt securities, represent money borrowed that must be repaid and has a fixed amount, a specific maturity or maturities and usually a specific rate of interest or original purchase discount. Unlike common and preferred stock, debt securities, including high-yield, high risk debt securities, do not represent an equity interest in the issuer. However, debt securities have a priority claim over stockholders if the issuer is liquidated. The Fund may invest in a wide variety of debt securities, although it is anticipated that under normal market conditions, the Fund primarily will invest in high-yield corporate debt obligations, including zero coupon bonds and pay-in-kind securities ("PIKs"), debentures, convertible debentures, corporate notes (including convertible notes) and units consisting of bonds with stock or warrants to buy stock attached. See Zero coupon bonds and Pay-in-kind bonds under Other investment policies and risk considerations.
The Fund will invest in both rated and unrated bonds. The rated bonds that the Fund may purchase in this sector of its portfolio will be rated BBB or lower by S&P or Fitch IBCA, Inc., Baa or lower by Moody's, or similarly rated by another nationally recognized statistical rating organization. See Appendix A to the Statement of Additional Information for more rating information and High-yield securities under Special risk considerations for a description of the risks associated with investing in lower-rated fixed-income securities. Unrated bonds may be more speculative in nature than rated bonds.

Foreign securities
The Fund may invest up to 20% of its total assets in securities of issuers organized or having a majority of their assets or deriving a majority of their operating income in foreign countries. These income generating equity securities and debt securities include foreign government securities, equity securities and debt obligations of foreign companies, and securities issued by supranational entities. A supranational entity is an entity established or financially supported by the national governments of one or more countries to promote reconstruction or development. Examples of supranational entities include, among others, the International Bank for Reconstruction and Development (more commonly known as the World Bank), the European Economic Community, the European Coal and Steel Community, the European Investment Bank, the Inter-Development Bank, the Export-Import Bank and the Asian Development Bank.


The Fund may invest in sponsored and unsponsored American Depositary Receipts, European Depositary Receipts, or Global Depositary Receipts ("Depositary Receipts"). Depositary Receipts are receipts typically issued by a bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. "sponsored" Depositary Receipts are issued jointly by the issuer of the underlying security and a depository, and "unsponsored" Depositary Receipts are issued without the participation of the issuer of the deposited security. The Fund may also invest in Brady Bonds, which are described more fully under the Other Investment policies and risk considerations section of this Prospectus.

The Fund may invest in securities issued in any currency and may hold foreign currencies. Securities of issuers within a given country may be denominated in the currency of another country or in multinational currency units, such as the Euro. The Fund may, from time to time, purchase or sell foreign currencies and/or engage in forward foreign currency transactions in order to expedite settlement of Fund transactions and to minimize currency value fluctuations. See Other investment policies and risk considerations for a further description of the Fund's foreign currency transactions.


While the Fund may purchase securities of issuers in any foreign country, developed and underdeveloped, no more than 5% of the Fund's assets may be invested in direct obligations or equity securities of issuers located in emerging market countries. See Emerging market securities under Special risk considerations.


The Fund will invest in both rated and unrated foreign securities. The rated securities that the Fund may purchase in the international sector of its portfolio may include those rated BBB or lower by S&P or Fitch, Baa or lower by Moody's, or similarly rated by another nationally reorganized statistical rating organization. See Appendix A to the Statement of Additional Information for more rating information and Foreign securities and High-yield securities under Special risk considerations for a description of the risks associated with investing in foreign securities and lower-rated securities.

The Fund may also invest in zero coupon bonds, purchase shares of other investment companies and may engage in short sales. See Zero coupon bonds and Pay-in-kind bonds and Investment company securities under Other investment polices and risk considerations.

In unusual market conditions, in order to meet redemption requests, for temporary defensive purposes, and pending investment or at such other times when suitable income generating equity or debt securities are not available, the Fund may hold a substantial portion of its assets in (1) cash, (2) debt securities issued by the U.S. government, its agencies or instrumentalities, (3) commercial paper, (4) certificates of deposit and bankers' acceptances or repurchase agreements with respect to any of the foregoing investments. The Fund will only invest in commercial paper of companies rated "A-2" or better by S&P or "P-2" or better by Moody's or similarly rated by another comparable rating agency or, if not so rated, of equivalent investment quality as determined by the manager. See Appendix A to the Statement of Additional Information for more rating information.

See Other investment policies and risk considerations for a description of the Fund's other investment policies and for a further description of some of the policies described above.

The remaining investment policies of the Fund not identified above or in Statement of Additional Information are not fundamental and may be changed by the Fund's Board of Trustees without a shareholder vote.

The risks of investing in the Fund
Investing in any mutual fund involves risk, including the risk that you may receive little or no return on your investment, and the risk that you may lose part or all of the money you invest. Before you invest in the Fund you should carefully evaluate the risks. Because of the nature of the Delaware Retirement Income Fund, you should consider an investment in it to be a long-term investment that typically provides the best results when held for a number of years. The following are the chief risks you assume when investing in Delaware Retirement Income Fund. Please see the Statement of Additional Information for further discussion of these risks and the other risks not discussed here.


---------------------------------------------------------------- ------------------------------------------------------------------
                                                                                   How we strive to manage them
                             Risks                                                Delaware Retirement Income Fund
---------------------------------------------------------------- ------------------------------------------------------------------
Market risk is the risk that all or a majority of the            We invest in several different asset classes including both
securities in a certain market -- like the stock or bond         equity and fixed income, which tend to increase and decline in
market -- will decline in value because of factors such as       different economic and investment conditions. We also maintain
economic conditions, future expectations or investor             a long-term investment approach and focus on securities, which
confidence.                                                      we believe can perform well over an extended time frame
                                                                 regardless of interim market fluctuations.
---------------------------------------------------------------- ------------------------------------------------------------------
Industry and security risk is the risk that the value of         We limit the amount of each Fund's assets invested in any one
securities in a particular industry or the value of an           industry and in any individual security or issuer. We also
individual stock or bond will decline because of changing        follow a rigorous selection process when choosing securities for
expectations for the performance of that industry or for the     the portfolio.
individual company issuing the stock or bond.
---------------------------------------------------------------- ------------------------------------------------------------------
Interest rate risk is the risk that securities will decrease     We do not try to increase return by predicting and aggressively
in value if interest rates rise. The risk is greater for bonds   capitalizing on interest rate moves. We monitor economic
with longer maturities than for those with shorter maturities.   conditions and make adjustments as necessary to guard against undue risk from interest rate changes.
---------------------------------------------------------------- ------------------------------------------------------------------
Credit risk is the possibility that a bond's issuer (or an       We carefully evaluate the financial situation of each entity
entity that insures the bond) will be unable to make timely      whose bonds are held in the portfolio. We also hold a
payments of interest and principal.                              relatively large number of different bonds to minimize the risk should any individual issuer be unable to pay its interest or repay principal. This is a substantial risk of the Fund because it may invest up to 45% in fixed income securities rated below investment grade.
---------------------------------------------------------------- ------------------------------------------------------------------


---------------------------------------------------------------- ------------------------------------------------------------------
                                                                                   How we strive to manage them
                       Risks                                                      Delaware Retirement Income Fund

---------------------------------------------------------------- ------------------------------------------------------------------
Real estate risk is the risk that real estate investment         We may invest a substantial portion of the portfolio in real
trusts held in the portfolio will be affected by declines in     estate investment trusts, which generally offer high income
the value of real estate, unfavorable national or regional       potential. We carefully select REITs based on the quality of
economic conditions, lack of mortgage availability,              their management and their ability to generate substantial
overbuilding, declining rents and changes in interest rates.     cashflow, which we believe can help to shield them from some of the risks involved with real estate investing.
---------------------------------------------------------------- ------------------------------------------------------------------

Foreign risk is the risk that foreign securities may be          We typically invest not more than 20% of the Fund's portfolio in
adversely affected by political instability, changes in          foreign corporations often through American Depositary Receipts.
currency exchange rates, foreign economic conditions or          ADRs are generally denominated in U.S. dollars and  trade on a
inadequate regulatory and accounting standards.                  U.S. exchange. To the extent we invest in foreign securities, we invest primarily in issuers of developed countries, which are less likely to encounter these foreign risks than issuers in developing countries. The Fund may use hedging techniques to help offset potential foreign currency losses.

---------------------------------------------------------------- ------------------------------------------------------------------

Liquidity risk is the possibility that securities cannot be      We limit exposure to illiquid securities.
readily sold within seven days at approximately the price
that the Fund values them.

---------------------------------------------------------------- ------------------------------------------------------------------

SPECIAL RISK CONSIDERATIONS

Generally
The Fund may invest a substantial portion of its assets in fixed-income securities. The market values of fixed-income securities generally fall when interest rates rise and, conversely, rise when interest rates fall. Lower-rated and unrated fixed-income securities tend to reflect short-term corporate and market developments to a greater extent than higher-rated fixed-income securities, which react primarily to fluctuations in the general level of interest rates. These lower-rated or unrated securities generally have higher yields, but, as a result of factors such as reduced creditworthiness of issuers, increased risk of default and a more limited and less liquid secondary market, are subject to greater volatility and risk of loss of income and principal than are higher-rated securities. The manager will attempt to reduce such risk through portfolio diversification, credit analysis, and attention to trends in the economy, industries and financial markets.

High-yield securities

The Fund may invest up to 45% of its total assets in bonds rated BBB or lower by S&P or Fitch, Baa or lower by Moody's, or similarly rated by another rating organization, and in unrated corporate bonds. See Appendix A to the Statement of Additional Information for more rating information. Investing in these so-called "junk" or "high-yield" bonds entails certain risks, including the risk of loss of principal and default on interest payments, which may be greater than the risks involved in investment grade bonds, and which should be considered by investors contemplating an investment in the Fund. Such bonds are sometimes issued by companies whose earnings at the time of issuance are less than the projected debt service on the junk bonds. In addition to the considerations discussed elsewhere in this Prospectus, those risks include the following:


Youth and volatility of the high-yield market. Although the market for high-yield bonds has been in existence for many years, including periods of economic downturns, the high-yield market grew rapidly during the long economic expansion which took place in the United States during the 1980s. During that economic expansion, the use of high-yield debt securities to fund highly leveraged corporate acquisitions and restructurings increased dramatically. As a result, the high-yield market grew substantially during that economic expansion. Although experts disagree on the impact recessionary periods have had and will have on the high-yield market, some analysts believe a protracted economic downturn would severely disrupt the market for high-yield bonds, would adversely affect the value of outstanding bonds and would adversely affect the ability of high-yield issuers to repay principal and interest. Those analysts cite volatility experienced in the high-yield market in the past as evidence for their position. It is likely that protracted periods of economic uncertainty would result in increased volatility in the market prices of high-yield bonds, an increase in the number of high-yield bond defaults and corresponding volatility in a Class' net asset value.

Redemptions. If, as a result of volatility in the high-yield market or other factors, the Fund experiences substantial net redemptions of the Fund's shares for a sustained period of time (i.e., more shares of the Fund are redeemed than are purchased), the Fund may be required to sell certain of its high-yield securities without regard to the investment merits of the securities to be sold. If the Fund sells a substantial number of securities to generate proceeds for redemptions, the asset base of the Fund will decrease and the Fund's expense ratios may increase.

Liquidity and valuation. The secondary market for high-yield securities is currently dominated by institutional investors, including mutual funds, and certain financial institutions. There is generally no established retail secondary market for high-yield securities. As a result, the secondary market for high-yield securities is more limited and less liquid than other secondary securities markets. The high-yield secondary market is particularly susceptible to liquidity problems when the institutions that dominate it temporarily cease buying bonds for regulatory, financial or other reasons, such as the savings and loan crisis. A less liquid secondary market may have an adverse effect on the Fund's ability to dispose of particular issues, when necessary, to meet the Fund's liquidity needs or in response to a specific economic event, such as the deterioration in the creditworthiness of the issuer. In addition, a less liquid secondary market makes it more difficult for the Fund to obtain precise valuations of the high-yield securities in its portfolio. During periods involving such liquidity problems, judgment plays a greater role in valuing high-yield securities than is normally the case. The secondary market for high-yield securities is also generally considered to be more likely to be disrupted by adverse publicity and investor perceptions than the more established secondary securities markets. The privately placed high-yield securities that the Fund may purchase are particularly susceptible to the liquidity and valuation risks outlined above.

Lower rated convertible securities and preferred stock

The Fund may invest in lower rated convertible securities and preferred stock (i.e., "Ba" or lower for convertible securities or "ba" or lower for preferred stock by Moody's or "BB" or lower for convertible securities or preferred stock by S&P or similarly rated by other comparable rating agencies) or, if unrated, determined to be of comparable quality by the manager. Investing in lower rated convertible securities and preferred stock entails certain risks, including the risk of loss of principal which may be greater than the risks involved in investing in higher rated securities, and which should be considered by investors contemplating an investment in the Fund. The Fund may have difficulty disposing of such securities because the trading market for such securities may be thinner than the market for higher rated convertible securities and preferred stock. To the extent a secondary trading market for these securities does exist, it generally is not as liquid as the secondary trading market for higher rated securities. The lack of a liquid secondary market as well as adverse publicity with respect to these securities, may have an adverse impact on market price and the Fund's ability to dispose of particular issues in response to a specific economic event such as a deterioration in the creditworthiness of the issuer. The lack of a liquid secondary market for certain securities also may make it more difficult for the Fund to obtain accurate market quotations for purposes of pricing the Fund's portfolio and calculating its net asset value. The market behavior of convertible securities and preferred stocks in lower rating categories is often more volatile than that of higher quality securities. Lower quality convertible securities and preferred stocks are judged by Moody's and S&P to have speculative elements or characteristics; their future cannot be considered as well assured and earnings and asset protection may be moderate or poor in comparison to investment grade securities. In addition, such lower quality securities face major ongoing uncertainties or exposure to adverse business, financial or economic conditions, which could lead to inadequate capacity to meet timely payments. A description of the ratings used by Moody's and S&P for such securities is set forth in Appendix A to the Statement of Additional Information. See also Special risk considerations--High-yield securities.


Foreign Securities
The Fund has the ability to purchase income generating equity securities and debt securities in any foreign country. Investors should consider carefully the substantial risks involved in investing in securities issued by companies and governments of foreign nations. These risks are in addition to the usual risks inherent in domestic investments. There is the possibility of expropriation, nationalization or confiscatory taxation, taxation of income earned in foreign nations or other taxes imposed with respect to investments in foreign nations, foreign exchange controls (which may include suspension of the ability to transfer currency from a given country), default in foreign government securities, political or social instability or diplomatic developments which could affect investments in securities of issuers in those nations.

In addition, in many countries, there is substantially less publicly available information about issuers than is available in reports about companies in the United States. Foreign companies are not subject to uniform accounting, auditing and financial reporting standards, and auditing practices and requirements may not be comparable to those applicable to United States companies. Consequently, financial data about foreign companies may not accurately reflect the real condition of those issuers and securities markets.

Further, the Fund may encounter difficulty or be unable to pursue legal remedies and obtain judgments in foreign courts. Commission rates on securities transactions in foreign countries, which are sometimes fixed rather than subject to negotiation as in the United States, are likely to be higher. Further, the settlement period of securities transactions in foreign markets may be longer than in domestic markets, and may be subject to administrative uncertainties. In many foreign countries, there is less government supervision and regulation of business and industry practices, stock exchanges, brokers and listed companies than in the United States, and capital requirements for brokerage firms are generally lower. The foreign securities markets of many of the countries in which the Fund may invest may also be smaller, less liquid and subject to greater price volatility than those in the United States.

Emerging market securities. The Fund may invest up to 5% of its assets in income generating equity securities and debt securities of issuers located in emerging market nations. Compared to the United States and other developed countries, emerging countries may have volatile social conditions, relatively unstable governments and political systems, economies based on only a few industries and economic structures that are less diverse and mature, and securities markets that trade a small number of securities, which can result in a low or nonexistent volume of trading. Prices in these securities markets tend to be volatile and, in the past, securities in these countries have offered greater potential for gain (as well as loss) than securities of companies located in developed countries. Until recently, there has been an absence of a capital market structure or market-oriented economy in certain emerging countries. Further, investments and opportunities for investments by foreign investors are subject to a variety of national policies and restrictions in many emerging countries. Also, the repatriation of both investment income and capital from several foreign countries is restricted and controlled under certain regulations, including, in some cases, the need for certain governmental consents. Countries such as those in which the Fund may invest may have historically experienced and may continue to experience, substantial, and in some periods extremely high rates of inflation for many years, high interest rates, exchange rate fluctuations or currency depreciation, large amounts of external debt, balance of payments and trade difficulties and extreme poverty and unemployment. Other factors which may influence the ability or willingness to service debt include, but are not limited to, a country's cash flow situation, the availability of sufficient foreign exchange on the date a payment is due, the relative size of its debt service burden to the economy as a whole, its government's policy towards the International Monetary Fund, the World Bank and other international agencies and the political constraints to which a government debtor may be subject. The manager currently considers countries such as Argentina, Brazil, Chile, China, Mexico, India, Portugal, Poland and Thailand to be emerging markets. This list is not intended to be exhaustive, but rather representative of the types of countries now considered by the manager to present special investment risks.

See Other investment policies and risk considerations for a further description of certain risks associated with certain of the Fund's investments, including the risks associated with investments in foreign government securities and engaging in foreign currency transactions and options.

Who manages the Fund

Investment manager

The Fund is managed by Delaware Management Company, a series of Delaware Management Business Trust which is an indirect, wholly owned subsidiary of Delaware Management Holdings, Inc. Delaware Management Company makes investment decisions for the Fund, manages the Fund's business affairs and provides daily administrative services For its services to the Fund, the manager was paid 0.53%, as a percentage of average daily net assets which includes a reduction due to expense caps.

Portfolio managers

Michael J. Dugan, Vice President/Senior Portfolio Manager, has primary responsibility for making day-to-day investment decisions for Delaware Retirement Income Fund. Mr.Dugan has been a member of the Fund's management team since May 1999. Mr. Dugan earned a bachelors degree in Business administration and a Masters degree in Finance from Loyola College in Baltimore. He rejoined Delaware Investments in 1997 after serving as a Vice President at Thompson, Siegel and Walmsley, where he managed value-oriented equity and balanced portfolios. He initially joined Delaware Investments in 1985. He previously held positions at Capitoline Investment Services, First National Bank of Maryland, Mercantile Safe Deposit and Trust Company, and Bache and Company.

Gerald T. Nichols, Vice President/Senior Portfolio Manager, has primary responsibility for making day-to-day investment decisions for the Fund regarding its investments in debt securities. Mr. Nichols has been a member of the Fund's management team since its inception. He is a graduate of the University of Kansas, where he received a BS in Business Administration and an MS in Finance. Prior to joining Delaware Investments, he was a high-yield credit analyst at Waddell & Reed, Inc. and subsequently the investment officer for a private merchant banking firm. He is a CFA charterholder.

Who's who?
This diagram shows the various organizations involved with managing, administering, and servicing the Delaware Investments funds.

                                Board of Trustees
Investment manager                       The Fund                      Custodian
Delaware Management Company                                      The Chase Manhattan Bank
One Commerce Square                                                    4 Chase Metrotech Center
Philadelphia, PA 19103                                                 Brooklyn, NY 11245


Portfolio managers                  Distributor                                 Service agent
(see page __ for details)           Delaware Distributors, L.P.                 Delaware Service Company, Inc.
                                    1818 Market Street                          1818 Market Street
                                    Philadelphia, PA 19103                      Philadelphia, PA 19103

                                Financial advisers

                                  Shareholders


Board of Trustees A mutual fund is governed by a Board of Trustees which has oversight responsibility for the management of the fund's business affairs. Trustees establish procedures and oversee and review the performance of the investment manager, the distributor and others that perform services for the fund. At least 40% of the Board of Trustees must be independent of the fund's investment manager and distributor. These independent fund trustees, in particular, are advocates for shareholder interests.


Investment manager An investment manager is a company responsible for selecting portfolio investments consistent with the objective and policies stated in the mutual fund's prospectus. The investment manager places portfolio orders with broker/dealers and is responsible for obtaining the best overall execution of those orders. A written contract between a mutual fund and its investment manager specifies the services the manager performs. Most management contracts provide for the manager to receive an annual fee based on a percentage of the fund's average daily net assets. The manager is subject to numerous legal restrictions, especially regarding transactions between itself and the funds it advises.

Portfolio managers Portfolio managers are employed by the investment manager to make investment decisions for individual portfolios on a day-to-day basis.

Custodian Mutual funds are legally required to protect their portfolio securities and most funds place them with a qualified bank custodian who segregates fund securities from other bank assets.

Distributor Most mutual funds continuously offer new shares to the public through distributors who are regulated as broker-dealers and are subject to NASD Regulation, Inc. (NASD) rules governing mutual fund sales practices.

Service agent Mutual fund companies employ service agents (sometimes called transfer agents) to maintain records of shareholder accounts, calculate and disburse dividends and capital gains and prepare and mail shareholder statements and tax information, among other functions. Many service agents also provide customer service to shareholders.

Financial advisers Financial advisers provide advice to their clients--analyzing their financial objectives and recommending appropriate funds or other investments. Financial advisers are compensated for their services, generally through sales commissions, and through 12b-1 and/or service fees deducted from the fund's assets.

Shareholders Like shareholders of other companies, mutual fund shareholders have specific voting rights, including the right to elect trustees. Material changes in the terms of a fund's management contract must be approved by a shareholder vote, and funds seeking to change fundamental investment objectives or policies must also seek shareholder approval.

About your account

Investing in the Funds

You can choose from a number of share classes for the Fund. Because each share class has a different combination of sales charges, fees, and other features, you should consult your financial adviser to determine which class best suits your investment goals and time frame.


Choosing a share class

Class A

o Class A shares have an up-front sales charge of up to 5.75% that you pay when you buy the shares. The offering price for Class A shares includes the front-end sales charge.

o    If you invest $50,000 or more, your front-end sales charge will be reduced.

o You may qualify for other reduced sales charges, as described in "How to reduce your sales charge," and under certain circumstances the sales charge may be waived; please see the Statement of Additional Information.

o Absent 12b-1 fee waivers, Class A shares are also subject to an annual 12b-1 fee no greater than 0.30% of average daily net assets, which is lower than the 12b-1 fee for Class B and Class C shares.

o Class A shares generally are not subject to a contingent deferred sales charge except in the limited circumstances described in the table below.

Class A Sales Charges


------------------------------------------------------------------------------------ --------------------------
                                     Sales charge
                                         as %               Sales charge as % of     Dealer's commission as %
     Amount of purchase           of offering price            amount invested           Of offering price
---------------------------------------------------------------------------------------------------------------
Less than $50,000                        5.75%                      6.10%                     5.00%
---------------------------------------------------------------------------------------------------------------
$50,000 but                              4.75%                      4.99%                     4.00%
Under $100,000
---------------------------------------------------------------------------------------------------------------
$100,000 but                             3.75%                      3.90%                     3.00%
Under $250,000
---------------------------------------------------------------------------------------------------------------
$250,000 but                             2.50%                      2.56%                     2.00%
Under $500,000
---------------------------------------------------------------------------------------------------------------
$500,000 but                             2.00%                      2.04%                     1.60%
Under $1 million
---------------------------------------------------------------------------------------------------------------

As shown below, there is no front-end sales charge when you purchase $1 million or more of Class A shares. However, if your financial adviser is paid a commission on your purchase, you will have to pay a limited contingent deferred sales charge of 1% if you redeem these shares within the first year and 0.50% if you redeem them within the second year unless a specific waiver of the charge applies.

------------------------------ -------------------------- -------------------------- --------------------------
                                     Sales charge
                                         as %               Sales charge as % of     Dealer's commission as %
     Amount of purchase           of offering price            amount invested           of offering price
---------------------------------------------------------------------------------------------------------------
 $1,000,000 up to $5 million             none                       none                       1.00%
------------------------------ -------------------------- -------------------------- --------------------------
      Next $20 million                   none                       none                       0.50%
      up to $25 million
------------------------------ -------------------------- -------------------------- --------------------------
   Amount over $25 million               none                       none                       0.25%
------------------------------ -------------------------- -------------------------- --------------------------

Class B
o Class B shares have no up-front sales charge, so the full amount of your purchase is invested in the Fund. However, you will pay a contingent deferred sales charge if you redeem your shares within six years after you buy them.

o If you redeem Class B shares during the first year after you buy them, the shares will be subject to a contingent deferred sales charge of 5%. The contingent deferred sales charge is 4% during the second year, 3% during the third and fourth years, 2% during the fifth year, 1% during the sixth year, and 0% thereafter.

o Under certain circumstances the contingent deferred sales charge may be waived; please see the Statement of Additional Information.

o For approximately eight years after you buy your Class B shares, absent 12b-1 fee waivers, they are subject to annual 12b-1 fees no greater than 1% of average daily net assets, of which 0.25% are service fees paid to the distributor, dealers or others for providing services and maintaining accounts.

o Because of the higher 12b-1 fees, Class B shares have higher expenses and any dividends paid on these shares are lower than dividends on Class A shares.

o Approximately eight years after you buy them, Class B shares automatically convert into Class A shares with a 12b-1 fee of no more than 0.30%, which is currently being waived. Conversion may occur as late as three months after the eighth anniversary of purchase, during which time Class B's higher 12b-1 fees apply.

o You may purchase up to $250,000 of Class B shares at any one time. The limitation on maximum purchases varies for retirement plans.


Class C
o Class C shares have no up-front sales charge, so the full amount of your purchase is invested in the Fund. However, you will pay a contingent deferred sales charge of 1% if you redeem your shares within 12 months after you buy them.

o Under certain circumstances the contingent deferred sales charge may be waived; please see the Statement of Additional Information.

o Absent 12b-1 fee waivers, Class C shares are subject to an annual 12b-1 fee which may not be greater than 1% of average daily net assets, of which 0.25% are service fees paid to the distributor, dealers or others for providing services and maintaining shareholder accounts.

o Because of the higher 12b-1 fees, Class C shares have higher expenses and pay lower dividends than Class A shares.

o Unlike Class B shares, Class C shares do not automatically convert into another class.

o You may purchase any amount less than $1,000,000 of Class C shares at any one time. The limitation on maximum purchases varies for retirement plans.

Each share class of the Fund has adopted a separate 12b-1 plan that allows it to pay distribution fees for the sales and distribution of its shares. Because these fees are paid out of the Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

How to reduce your sales charge
We offer a number of ways to reduce or eliminate the sales charge on shares. Please refer to the Statement of Additional Information for detailed information and eligibility requirements. You can also get additional information from your financial adviser. You or your financial adviser must notify us at the time you purchase shares if you are eligible for any of these programs.


--------------------------------------------------------------------------------------------------------------------------------
       Program             How it works                                                          Share class
                                                                             A             B                     C
--------------------------------------------------------------------------------------------------------------------------------
Letter of Intent          Through a Letter of Intent you agree to              X          Although the Letter of Intent and
                          invest a certain amount in Delaware                             Rights of Accumulation do not apply
                          Investment Funds (except money market                           to the purchase of Class B and C
                          funds with no sales charge) over a                              shares, you can combine your purchase
                          13-month period to qualify for reduced                          of Class A shares with your purchase
                          front-end sales charges.                                        of Class B and C shares to fulfill your
                                                                                          Letter of Intent or qualify for Rights
                                                                                          of Accumulation.
----------------------------------------------------------------------------------------------------------------------------------
Rights of Accumulation    You can combine your holdings or                     X
                          purchases of all funds in the Delaware
                          Investments family (except money market
                          funds with no sales charge) as well as
                          the holdings and purchases of your
                          spouse and children under 21 to qualify
                          for reduced front-end sales charges.

---------------------------------------------------------------------------------------------------------------------------------
Reinvestment of           Up to 12 months after you redeem shares,     For Class A,       For Class B, your        Not
redeemed shares           you can reinvest the proceeds with no        you will not       account will be          available
                          additional sales charge.                     have to pay an     credited with the
                                                                       additional         contingent
                                                                       front-end          deferred sales
                                                                       sales charge.      charge you
                                                                                          previously paid on
                                                                                          the amount you are
                                                                                          reinvesting. Your
                                                                                          schedule for
                                                                                          contingent deferred
                                                                                          sales charges and
                                                                                          conversion to Class
                                                                                          A will not start
                                                                                          over again; it will
                                                                                          pick up from the
                                                                                          point at which you
                                                                                          redeemed your
                                                                                          shares.
---------------------------------------------------------------------------------------------------------------------------------

SIMPLE IRA, SEP IRA,      These investment plans may qualify for               X          There is no reduction in sales
SARSEP, Prototype         reduced sales charges by combining the                          charges for Class B or Class C shares
Profit Sharing,           purchases of all members of the group.                          for group purchases  by retirement
Pension, 401(k),          Members of these groups may also qualify                        plans.
SIMPLE 401(k),            to purchase shares without a front-end
403(b)(7), and 457        sales charge and a waiver of any
Retirement Plans          contingent deferred sales charges.

-----------------------------------------------------------------------------------------------------------------------------------

How to buy shares

Through your financial adviser
Your financial adviser can handle all the details of purchasing shares, including opening an account. Your adviser may charge a separate fee for this service.

By mail
Complete an investment slip and mail it with your check, made payable to the fund and class of shares you wish to purchase, to Delaware Investments, 1818 Market Street, Philadelphia, PA 19103-3682. If you are making an initial purchase by mail, you must include a completed investment application (or an appropriate retirement plan application if you are opening a retirement account) with your check.

By wire
Ask your bank to wire the amount you want to invest to First Union Bank, ABA #031201467, Bank Account number 2014 12893 4013. Include your account number and the name of the fund in which you want to invest. If you are making an initial purchase by wire, you must call us so we can assign you an account number.

By exchange
You can exchange all or part of your investment in one or more funds in the Delaware Investments family for shares of other funds in the family. Please keep in mind, however, that under most circumstances you are allowed to exchange only between like classes of shares. To open an account by exchange, call the Shareholder Service Center at 800.523.1918.

Through automated shareholder services
You can purchase or exchange shares through Delaphone, our automated telephone service. For more information about how to sign up for this service, call our Shareholder Service Center at 800.523.1918.

Once you have completed an application, you can open an account with an initial investment of $1,000 and make additional investments at any time for as little as $100. If you are buying shares in an IRA or Roth IRA, under the Uniform Gifts to Minors Act or the Uniform Transfers to Minors Act; or through an Automatic Investing Plan, the minimum purchase is $250, and you can make additional investments of only $25. The minimum for an Education IRA is $500. The minimums vary for retirement plans other than IRAs, Roth IRAs or Education IRAs.


The price you pay for shares will depend on when we receive your purchase order. If we or an authorized agent receive your order before the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. Eastern Time) on a business day, you will pay that day's closing share price which is based on the Fund's net asset value. If we receive your order after the close of regular trading, you will pay the next business day's price. A business day is any day that the New York Stock Exchange is open for business. We reserve the right to reject any purchase order.

We determine the Fund's net asset value (NAV) per share at the close of regular trading of the New York Stock Exchange each business day that the Exchange is open. We calculate this value by adding the market value of all the securities and assets in the Fund's portfolio, deducting all liabilities, and dividing the resulting number by the number of shares outstanding. The result is the net asset value per share. We price securities and other assets for which market quotations are available at their market value. We price fixed-income securities on the basis of valuations provided to us by an independent pricing service that uses methods approved by the Board of Trustees. Any fixed-income securities that have a maturity of less than 60 days we price at amortized cost. For all other securities , we use methods approved by the Board of Trustees that are designed to price securities at their fair market value.


Retirement plans
In addition to being an appropriate investment for your Individual Retirement Account (IRA), Roth IRA and Education IRA, shares in the Fund may be suitable for group retirement plans. You may establish your IRA account even if you are already a participant in an employer-sponsored retirement plan. For more information on how shares in the Fund can play an important role in your retirement planning or for details about group plans, please consult your financial adviser, or call 800.523.1918.

How to redeem shares

Through your financial adviser
Your financial adviser can handle all the details of redeeming your shares. Your adviser may charge a separate fee for this service.

By mail

You can redeem your shares (sell them back to the fund) by mail by writing to:
Delaware Investments, 1818 Market Street, Philadelphia, PA 19103-3682. All owners of the account must sign the request, and for redemptions of more than $50,000 you must include a signature guarantee for each owner. Signature guarantees are also required when redemption proceeds are going to an address other than the address of record on an account.


By telephone
You can redeem up to $50,000 of your shares by telephone. You may have the proceeds sent to you by check, or, if you redeem at least $1,000 of shares, you may have the proceeds sent directly to your bank by wire. Bank information must be on file before you request a wire redemption.

By wire

You can redeem $1,000 or more of your shares and have the proceeds deposited directly to your bank account the next business day after we receive your request. If you request a wire deposit a bank wire fee may be deducted from your proceeds. Bank information must be on file before you request a wire redemption.


Through automated shareholder services
You can redeem shares through Delaphone, our automated telephone service. For more information about how to sign up for this service, call our Shareholder Service Center at 800.523.1918.

If you hold your shares in certificates, you must submit the certificates with your request to sell the shares. We recommend that you send your certificates by certified mail.


When you send us a properly completed request to redeem or exchange shares before the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. Eastern Time), you will receive the net asset value as determined on the business day we receive your request. We will deduct any applicable contingent deferred sales charges. You may also have to pay taxes on the proceeds from your sale of shares. We will send you a check, normally the next business day, but no later than seven days after we receive your request to sell your shares. If you purchased your shares by check, we will wait until your check has cleared, which can take up to 15 days, before we send your redemption proceeds.


If you are required to pay a contingent deferred sales charge when you redeem your shares, the amount subject to the fee will be based on the shares' net asset value when you purchased them or their net asset value when you redeem them, whichever is less. This arrangement assures that you will not pay a contingent deferred sales charge on any increase in the value of your shares. You also will not pay the charge on any shares acquired by reinvesting dividends or capital gains. If you exchange shares of one fund for shares of another, you do not pay a contingent deferred sales charge at the time of the exchange. If you later redeem those shares, the purchase price for purposes of the contingent deferred sales charge formula will be the price you paid for the original shares, not the exchange price. The redemption price for purposes of this formula will be the NAV of the shares you are actually redeeming.

Account minimums
If you redeem shares and your account balance falls below the required account minimum of $1,000 ($250 for IRAs, Uniform Gift to Minors Act accounts or accounts with automatic investing plans, $500 for Education IRAs) for three or more consecutive months, you will have until the end of the current calendar quarter to raise the balance to the minimum. If your account is not at the minimum by the required time, you will be charged a $9 fee for that quarter and each quarter after that until your account reaches the minimum balance. If your account does not reach the minimum balance, the Fund may redeem your account after 60 days' written notice to you.

Special services
To help make investing with us as easy as possible, and to help you build your investments, we offer the following special services.

Automatic Investing Plan
The Automatic Investing Plan allows you to make regular monthly or quarterly investments directly from your checking account.

Direct Deposit
With Direct Deposit you can make additional investments through payroll deductions, recurring government or private payments such as social security or direct transfers from your bank account.

Wealth Builder Option
With the Wealth Builder Option you can arrange automatic monthly exchanges between your shares in one or more Delaware Investments funds. Wealth Builder exchanges are subject to the same rules as regular exchanges (see below) and require a minimum monthly exchange of $100 per fund.

Dividend Reinvestment Plan
Through our Dividend Reinvestment Plan, you can have your distributions reinvested in your account or the same share class in another fund in the Delaware Investments family. The shares that you purchase through the Dividend Reinvestment Plan are not subject to a front-end sales charge or to a contingent deferred sales charge. Under most circumstances, you may reinvest dividends only into like classes of shares.

Exchanges
You can exchange all or part of your shares for shares of the same class in another Delaware Investments fund without paying a sales charge and without paying a contingent deferred sales charge at the time of the exchange. However, if you exchange shares from a money market fund that does not have a sales charge you will pay any applicable sales charges on your new shares. When exchanging Class B and Class C shares of one fund for similar shares in other funds, your new shares will be subject to the same contingent deferred sales charge as the shares you originally purchased. The holding period for the CDSC will also remain the same, with the amount of time you held your original shares being credited toward the holding period of your new shares. You don't pay sales charges on shares that you acquired through the reinvestment of dividends. You may have to pay taxes on your exchange. When you exchange shares, you are purchasing shares in another fund so you should be sure to get a copy of the fund's prospectus and read it carefully before buying shares through an exchange.

Dividends, distributions and taxes
Dividends, if any, will be paid monthly. Capital gains, if any, will be paid twice a year. We automatically reinvest all dividends and any capital gains.

Tax laws are subject to change, so we urge you to consult your tax adviser about your particular tax situation and how it might be affected by current tax law. The tax status of your dividends from the Fund is the same whether you reinvest your dividends or receive them in cash. Distributions from the Fund's long-term capital gains are taxable as capital gains, while distributions from short-term capital gains and net investment income are generally taxable as ordinary income. Any capital gains may be taxable at different rates depending on the length of time the Fund held the assets. In addition, you may be subject to state and local taxes on distributions. We will send you a statement each year by January 31 detailing the amount and nature of all dividends and capital gains that you were paid for the prior year.

Other investment policies and risk considerations

U.S. government securities
U.S. Treasury securities are backed by the "full faith and credit" of the United States. Securities issued or guaranteed by federal agencies and U.S. government sponsored instrumentalities may or may not be backed by the full faith and credit of the United States. In the case of securities not backed by the full faith and credit of the United States, investors in such securities look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitment. Agencies which are backed by the full faith and credit of the United States include the Export-Import Bank, Farmers Home Administration, Federal Financing Bank, the Federal Housing Administration, the Maritime Administration, the Small Business Administration, and others. Certain agencies and instrumentalities, such as the Government National Mortgage Association ("GNMA"), are, in effect, backed by the full faith and credit of the United States through provisions in their charters that they may make "indefinite and unlimited" drawings on the Treasury, if needed to service its debt. Debt from certain other agencies and instrumentalities, including the Federal Home Loan Bank and Federal National Mortgage Association, are not guaranteed by the United States, but those institutions are protected by the discretionary authority for the U.S. Treasury to purchase certain amounts of their securities to assist the institutions in meeting their debt obligations. Finally, other agencies and instrumentalities, such as the Farm Credit System, the Tennessee Valley Authority and the Federal Home Loan Mortgage Corporation, are federally chartered institutions under U.S. government supervision, but their debt securities are backed only by the creditworthiness of those institutions, not the U.S. government.

An instrumentality of a U.S. government agency is a government agency organized under Federal charter with government supervision. Instrumentalities issuing or guaranteeing securities include, among others, Federal Home Loan Banks, the Federal Land Banks, Central Bank for Cooperatives, Federal Intermediate Credit Banks and the Federal National Mortgage Association.

The maturities of such securities usually range from three months to thirty years. While such securities are guaranteed as to principal and interest by the U.S. government or its instrumentalities, their market values may fluctuate and are not guaranteed, which may, along with the other securities in the Fund's portfolio, cause a Class' daily net asset value to fluctuate.

Brady bonds
Among the foreign fixed-income securities in which the Fund may invest are Brady Bonds. Brady Bonds are debt securities issued under the framework of the Brady Plan, an initiative announced by former U.S. Treasury Secretary Nicholas F. Brady in 1989 as a mechanism for debtor nations to restructure their outstanding external indebtedness (generally commercial bank debt). Brady Bonds are not direct or indirect obligations of the U.S. government or any of its agencies or instrumentalities and are not guaranteed by the U.S. government or any of its agencies or instrumentalities. In so restructuring its external debt, a debtor nation negotiates with its existing bank lenders, as well as multilateral institutions such as the World Bank and the International Monetary Fund, to exchange its commercial bank debt for newly issued bonds (Brady Bonds). The Manager believes that economic reforms undertaken by countries in connection with the issuance of Brady Bonds make the debt of countries which have issued or have announced plans to issue Brady Bonds an attractive opportunity for investment. Investors, however, should recognize that the Brady Plan only sets forth general guiding principles for economic reform and debt reduction, emphasizing that solutions must be negotiated on a case-by-case basis between debtor nations and their creditors. In addition, Brady Bonds have been issued only recently and, accordingly, do not have a long payment history.

Foreign government securities
With respect to investment in debt issues of foreign governments, including Brady Bonds, the ability of a foreign government or government-related issuer to make timely and ultimate payments on its external debt obligations will also be strongly influenced by the issuer's balance of payments, including export performance, its access to international credits and investments, fluctuations in interest rates and the extent of its foreign reserves. A country whose exports are concentrated in a few commodities or whose economy depends on certain strategic imports could be vulnerable to fluctuations in international prices of these commodities or imports. If foreign government or government-related issuers cannot generate sufficient earnings from foreign trade to service its external debt, they may need to depend on continuing loans and aid from foreign governments, commercial banks and multilateral organizations, and inflows of foreign investment. The commitment on the part of these foreign governments, multilateral organizations and others to make such disbursements may be conditioned on the government's implementation of economic reforms and/or economic performance and the timely service of its obligations. Failure to implement such reforms, achieve such levels of economic performance or repay principal or interest when due may curtail the willingness of such third parties to lend funds, which may further impair the issuer's ability or willingness to service its debts in a timely manner. The cost of servicing external debt generally will also be adversely affected by rising international interest rates because many external debt obligations bear interest at rates which are adjusted based upon international interest rates. The ability to service external debt will also depend on the level of the relevant government's international currency reserves and its access to foreign exchange. Currency devaluations may affect the ability of a government issuer to obtain sufficient foreign exchange to service its external debt. If a foreign governmental issuer defaults on its obligations, the Fund may have limited legal recourse against the issuer and/or guarantor.

Zero coupon bonds and pay-in-kind bonds
Although the Fund does not intend to purchase a substantial amount of zero coupon bonds or PIK bonds, from time to time, the Fund may acquire zero coupon bonds and, to a lesser extent, PIK bonds. Zero coupon bonds are debt obligations which do not entitle the holder to any periodic payments of interest prior to maturity or a specified date when the securities begin paying current interest, and therefore are issued and traded at a discount from their face amounts or par value. PIK bonds pay interest through the issuance to holders of additional securities. Zero coupon bonds and PIK bonds are generally considered to be more interest-sensitive than income bearing bonds, to be more speculative than interest-bearing bonds, and to have certain tax consequences which could, under certain circumstances, be adverse to the Fund. For example, with zero coupon bonds, the Fund accrues, and is required to distribute to shareholders, income on such bonds. However, the Fund may not receive the cash associated with this income until the bonds are sold or mature. If the Fund did not have sufficient cash to make the required distribution of accrued income, the Fund could be required to sell other securities in its portfolio or to borrow to generate the cash required.

Borrowings
The Fund may borrow money as a temporary measure for extraordinary purposes or to facilitate redemptions. The Fund will not borrow money in excess of one-third of the value of its net assets. The Fund has no intention of increasing its net income through borrowing. Any borrowing will be done from a bank and, to the extent that such borrowing exceeds 5% of the value of the Fund's net assets, asset coverage of at least 300% is required. In the event that such asset coverage shall at any time fall below 300%, the Fund shall, within three days thereafter (not including Sundays or holidays, or such longer period as the Securities and Exchange Commission may prescribe by rules and regulations), reduce the amount of its borrowings to such an extent that the asset coverage of such borrowings shall be at least 300%. The Fund will not pledge more than 10% of its net assets, or issue senior securities as defined in the 1940 Act, except for notes to banks. Investment securities will normally not be purchased while the Fund has an outstanding borrowing.

When-issued and delayed delivery securities
The Fund may purchase securities on a when-issued or delayed delivery basis. In such transactions, instruments are purchased with payment and delivery taking place in the future in order to secure what is considered to be an advantageous yield or price at the time of the transaction. Delivery of and payment for these securities may take as long as a month or more after the date of the purchase commitment. The Fund will designate cash or securities in amounts sufficient to cover its obligations, and will value the designated assets daily. The payment obligation and the interest rates that will be received are each fixed at the time the Fund enters into the commitment and no interest accrues to the Fund until settlement. Thus, it is possible that the market value at the time of settlement could be higher or lower than the purchase price if the general level of interest rates has changed.

Portfolio loan transactions
The Fund may loan up to 25% of its assets to qualified broker/dealers or institutional investors.

The major risk to which the Fund would be exposed on a loan transaction is the risk that the borrower would become bankrupt at a time when the value of the security goes up. Therefore, the Fund will only enter into loan arrangements after a review of all pertinent facts by the manager, subject to overall supervision by the Board of Trustees, including the creditworthiness of the borrowing broker, dealer or institution and then only if the consideration to be received from such loans would justify the risk. Creditworthiness will be monitored on an ongoing basis by the manager.

Rule 144A securities
The Fund may invest in restricted securities, including privately placed securities, some of which may be eligible for resale without registration pursuant to Rule 144A ("Rule 144A Securities") under the Securities Act of 1933. Rule 144A permits many privately placed and legally restricted securities to be freely traded among certain institutional buyers such as the Fund. The Fund may invest no more than 15% of the value of its net assets in illiquid securities.

While maintaining oversight, the Board of Trustees has delegated to the manager the day-to-day function of determining whether or not individual Rule 144A Securities are liquid for purposes of the Fund's 15% limitation on investments in illiquid securities. The Board has instructed the manager to consider the following factors in determining the liquidity of a Rule 144A Security:

o    the frequency of trades and trading volume for the security

o whether at least three dealers are willing to purchase or sell the security and the number of potential purchasers

o    whether at least two dealers are making a market in the security

o the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer)

If the manager determines that a Rule 144A Security which was previously determined to be liquid is no longer liquid and, as a result, the Fund's holdings of illiquid securities exceed the Fund's 15% limit on investments in such securities, the manager will determine what action to take to ensure that the Fund continues to adhere to such limitation.

Investment company securities
Any investments that the Fund makes in either closed-end or open-end investment companies will be limited by the 1940 Act, and would involve an indirect payment of a portion of the expenses, including advisory fees, of such other investment companies. Under the 1940 Act's current limitations, the Fund may not

o    own more than 3% of the voting stock of another investment company
o invest more than 5% of the Fund's total assets in the shares of any one investment company
o invest more than 10% of the Fund's total assets in shares of other investment companies.

If the Fund elects to limit its investment in other investment companies to closed-end investment companies, the 3% limitation described above is increased to 10%. These percentage limitations also apply to the Fund's investments in unregistered investment companies.

Repurchase agreements

In order to invest its short-term cash reserves or when in a temporary defensive posture, the Fund may enter into repurchase agreements with banks or broker/dealers deemed to be creditworthy by the manager, under guidelines approved by the Board of Trustees. A repurchase agreement is a short-term investment in which the purchaser (i.e. the Fund) acquires ownership of a debt security and the seller agrees to repurchase the obligation at a future time and set price, thereby determining the yield during the purchaser's holding period. Generally, repurchase agreements are of short duration, often less than one week but on occasion for longer periods. Not more than 15% of the Fund's assets may be invested in illiquid assets of which no more than 10% may be invested in repurchase agreements of over seven days' maturity . Should an issuer of a repurchase agreement fail to repurchase the underlying security, the loss to the Fund, if any, would be the difference between the repurchase price and the market value of the security. The Fund will limit its investments in repurchase agreements to those which the manager under guidelines of the Board of Trustees determines to present minimal credit risks and which are of high quality. In addition, the Fund must have collateral of at least 102% of the repurchase price, including the portion representing the Fund's yield under such agreements, which is monitored on a daily basis. The Fund will only enter in repurchase agreements in which the collateral is comprised of U.S. government securities.

Foreign currency transactions
Although the Fund values its assets daily in terms of U.S. dollars, it does not intend to convert its holdings of foreign currencies into U.S. dollars on a daily basis. The Fund will, however, from time to time, purchase or sell foreign currencies and/or engage in forward foreign currency transactions in order to expedite settlement of portfolio transactions and to minimize currency value fluctuations. The Fund may conduct its foreign currency exchange transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market or through entering into contracts to purchase or sell foreign currencies at a future date (i.e., a "forward foreign currency" contract or "forward" contract). A forward contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract, agreed upon by the parties, at a price set at the time of the contract. The Fund will convert currency on a spot basis from time to time, and investors should be aware of the costs of currency conversion.

The Fund may enter into forward contracts to "lock in" the price of a security it has agreed to purchase or sell, in terms of U.S. dollars or other currencies in which the transaction will be consummated. By entering into a forward contract for the purchase or sale, for a fixed amount of U.S. dollars or foreign currency, of the amount of foreign currency involved in the underlying security transaction, the Fund will be able to protect itself against a possible loss resulting from an adverse change in currency exchange rates during the period between the date the security is purchased or sold and the date on which payment is made or received.

When the manager believes that the currency of a particular country may suffer a significant decline against the U.S. dollar or against another currency, the Fund may enter into a forward foreign currency contract to sell, for a fixed amount of U.S. dollars or other appropriate currency, the amount of foreign currency approximating the value of some or all of the Fund's securities denominated in such foreign currency.

The Fund will not enter into forward contracts or maintain a net exposure to such contracts where the consummation of the contracts would obligate the Fund to deliver an amount of foreign currency in excess of the value of the Fund's securities or other assets denominated in that currency.

At the maturity of a forward contract, the Fund may either sell the portfolio security and make delivery of the foreign currency, or it may retain the security and terminate its contractual obligation to deliver the foreign currency by purchasing an "offsetting" contract with the same currency trader obligating it to purchase, on the same maturity date, the same amount of the foreign currency. The Fund may realize a gain or loss from currency transactions. With respect to forward foreign currency contracts, the precise matching of forward contract amounts and the value of the securities involved is generally not possible since the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and the date it matures. The projection of short-term currency strategy is highly uncertain.

It is impossible to forecast the market value of Fund securities at the expiration of the contract. Accordingly, it may be necessary for the Fund to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency the Fund is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of a security if its market value exceeds the amount of foreign currency the Fund is obligated to deliver.

Options
The manager may employ options techniques in an attempt to protect appreciation attained and to increase shareholder return by seeking to take advantage of the liquidity available in the options market. The Fund may purchase call options on foreign or U.S. securities and indices and enter into related closing transactions and the Fund may write covered call options on such securities. The Fund may also purchase put options on such securities and indices and enter into related closing transactions.

A call option enables the purchaser, in return for the premium paid, to purchase securities from the writer of the option at an agreed price up to an agreed date. A covered call option obligates the writer, in return for the premium received, to sell the securities subject to the option to the purchaser of the option for an agreed upon price up to an agreed date. The advantage is that the purchaser may hedge against an increase in the price of securities it ultimately wishes to buy or take advantage of a rise in a particular index. The Fund will only purchase call options to the extent that premiums paid on all outstanding call options do not exceed 2% of its total assets. The Fund may write covered call options in an amount not to exceed 10% of its total assets.

A put option enables the purchaser of the option, in return for the premium paid, to sell the security underlying the option to the writer at the exercise price during the option period, and the writer of the option has the obligation to purchase the security from the purchaser of the option. The Fund will only purchase put options to the extent that the premiums on all outstanding put options do not exceed 2% of its total assets. The advantage is that the purchaser can be protected should the market value of the security decline or should a particular index decline.

An option on a securities index gives the purchaser of the option, in return for the premium paid, the right to receive from the seller cash equal to the difference between the closing price of the index and the exercise price of the option.

Closing transactions essentially let the Fund offset put options or call options prior to exercise or expiration. If the Fund cannot effect closing transactions, it may have to hold a security it would otherwise sell or deliver a security it might want to hold.

In purchasing put and call options, the premium paid by the Fund plus any transaction costs will reduce any benefit realized by the Fund upon exercise of the option. With respect to writing covered call options, the Fund may lose the potential market appreciation of the securities subject to the option, if the manager's judgment is wrong and the price of the security moves in the opposite direction from what was anticipated.

The Fund may use both Exchange-traded and over-the-counter options. Certain over-the-counter options may be illiquid. The Fund will only invest in such options to the extent consistent with its 15% limitation on investment in illiquid securities. The Fund will comply with Securities and Exchange Commission asset segregation and coverage requirements when engaging in these types of transactions.

Futures
Futures contracts are agreements for the purchase or sale for future delivery of securities. When a futures contract is sold, the Fund incurs a contractual obligation to deliver the securities underlying the contract at a specified price on a specified date during a specified future month. A purchase of a futures contract means the acquisition of a contractual right to obtain delivery to the Fund of the securities called for by the contract at a specified price during a specified future month.


While futures contracts provide for the delivery of securities, deliveries usually do not occur. Contracts are generally terminated by entering into an offsetting transaction. When the Fund enters into a futures transaction, it must deliver to the futures commission merchant selected by the Fund an amount referred to as "initial margin." This amount is held by the futures commission merchant or in an account at the Fund's custodian bank. Thereafter, a "variation margin" may be paid by the Fund to, or drawn by the Fund from, such account in accordance with controls set for such account, depending upon changes in the price of the underlying securities subject to the futures contract.

The Fund may also purchase and write options to buy or sell futures contracts. Options on futures are similar to options on securities except that options on futures give the purchaser the right, in return for the premium paid, to assume a position in a futures contract, rather than actually to purchase or sell the futures contract, at a specified exercise price at any time during the period of the option.

The purpose of the purchase or sale of futures contracts with respect to a certain security is to protect the Fund against the adverse effects of fluctuations in interest rates without actually buying or selling that security. Similarly, when it is expected that interest rates may decline, futures contracts may be purchased to hedge in anticipation of subsequent purchases of securities at higher prices.

Foreign currency futures contracts operate similarly to futures contracts related to securities. When the Fund sells a futures contract on a foreign currency it is obligated to deliver that foreign currency at a specified future date. Similarly, a purchase by the Fund gives it a contractual right to receive a foreign currency. This enables the Fund to "lock-in" exchange rates.


The Fund's designation as an open-end investment company and as a diversified fund may not be changed unless authorized by the vote of a majority of the Fund's outstanding voting securities. A "majority vote of the outstanding voting securities" is the vote by the holders of the lesser of a) 67% or more of the Fund's voting securities present in person or represented by proxy if the holders of more than 50% of the outstanding voting securities of the Fund are present or represented by proxy; or b) more than 50% of the outstanding voting securities. The Statement of Additional Information lists other more specific investment restrictions of the Fund which may not be changed without a majority shareholder vote.

Certain management considerations


Year 2000

As with other mutual funds, financial and business organizations and individuals around the world, the Funds could be adversely affected if the computer systems used by their service providers do not properly process and calculate date-related information from and after January 1, 2000. This is commonly known as the "Year 2000 Problem." Each Fund has taken steps to obtain satisfactory assurances that its major service providers have taken steps reasonably designed to address the Year 2000 Problem on the computer systems that the service providers use. However, there can be no assurance that these steps will be sufficient to avoid any adverse impact on the business of the Funds. The portfolio managers and investment professionals of the Fund consider Year 2000 compliance (including, but not limited to, any or all of the following: impact on business, cost of compliance plan review and contingency planning, and vendor compliance) in the securities selection and investment process. However, there can be no guarantees that, even with their due diligence efforts, they will be able to predict the affect of Year 2000 on any company or the performance of its securities.

Financial highlights


The financial highlights table is intended to help you understand the Fund's financial performance. All "per share" information reflects financial results for a single Fund share. This information has been audited by Ernst & Young LLP, whose report, along with the Fund's financial statements, is included in the Fund's annual report, which is available upon request by calling 800.523.1918. Financial highlights are not shown for Class B and Class C shares because these shares were not operating as of the close of the fiscal year.


----------------------------------------------------------------------- -----------------------------------------
                                                                                      Class A Shares
                                                                        -----------------------------------------
                                                                               Year          Year        Period
                                                                              Ended         Ended    12/2/96(1)
                                                                              11/30         11/30       through
Delaware Retirement Income Fund                                                1999          1998      11/30/97
----------------------------------------------------------------------- ------------- ------------- -------------

Net asset value, beginning of period                                         $10.160       $11.700        $8.500
Income (loss) from investment operations:
Net investment income(2)                                                       0.431         0.632         0.558
Net realized and unrealized gain (loss) on investments                       (0.156)       (0.402)         2.685
                                                                             -------       -------         -----
Total from investment operations                                               0.275         0.230         3.243
                                                                               -----         -----         -----

Less dividends and distributions:
Dividends from net investment income                                         (0.620)       (0.570)       (0.043)
Distributions from net realized gain on investments                          (0.385)       (1.200)          none
                                                                             -------       -------       -------
Total dividends and distributions                                            (1.005)       (1.770)       (0.043)
                                                                             -------       -------       -------
Net asset value, end of period                                                $9.430       $10.160       $11.700
                                                                              ======       =======       =======
Total return(3)                                                                3.14%         2.22%        38.31%

Ratios and supplemental data:

Net assets, end of period (000 omitted)                                          $22           $23            $9
Ratio of expenses to average net assets                                        0.75%         0.75%         0.75%
Ratio of expenses to average net assets prior to expense limitation
  and expenses paid indirectly                                                 1.17%         1.62%         2.18%
Ratio of net investment income to average net assets                           4.46%         6.01%         5.48%
Ratio of net investment income to average net assets prior to expense
  limitation and expenses paid indirectly                                      4.03%         5.14%         4.05%
Portfolio turnover                                                               42%           91%          196%
----------------------------------------------------------------------- ------------- ------------- -------------

(1) Date of commencement of operations; ratios have been annualized but total return has not been annualized.
(2)    Per share information was based on the average shares outstanding method.
(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value and does not reflect the impact of a sales charge.
       Total return reflects the expense limitations in effect for the Fund.

How to read the financial highlights

Net investment income
Net investment income includes dividend and interest income earned from a fund's securities; it is after expenses have been deducted.

Net realized and unrealized gain (loss) on investments
A realized gain occurs when we sell an investment at a profit, while a realized loss occurs when we sell an investments at a loss. When an investment increases or decreases in value but we do not sell it, we record an unrealized gain or loss. The amount of realized gain per share that we pay to shareholders is listed under "Less dividends and distributions-Distributions from net realized gain on investments."

Net asset value (NAV)
This is the value of a mutual fund share, calculated by dividing the net assets by the number of shares outstanding.

Total return
This represents the rate that an investor would have earned or lost on an investment in a fund. In calculating this figure for the financial highlights table, we include applicable fee waivers, exclude front-end and contingent deferred sales charges, and assume the shareholder has reinvested all dividends and realized gains.

Net assets
Net assets represent the total value of all the assets in a fund's portfolio, less any liabilities, that are attributable to that class of a fund.

Ratio of expenses to average net assets
The expense ratio is the percentage of net assets that a fund pays annually for operating expenses and management fees. These expenses include accounting and administration expenses, services for shareholders, and similar expenses.

Ratio of net investment income to average net assets
We determine this ratio by dividing net investment income by average net assets.

Portfolio turnover
This figure tells you the amount of trading activity in a fund's portfolio. For example, a fund with a 50% turnover has bought and sold half of the value of its total investment portfolio during the stated period.

Glossary

How to use this glossary

The glossary includes definitions of investment terms used throughout the Prospectus. If you would like to know the meaning of an investment term that is not explained in the text please check the glossary.

Amortized cost
Amortized cost is a method used to value a fixed-income security that starts with the face value of the security and then adds or subtracts from that value depending on whether the purchase price was greater or less than the value of the security at maturity. The amount greater or less than the par value is divided equally over the time remaining until maturity.

Average maturity
An average of when the individual bonds and other debt securities held in a portfolio will mature.

Bond
A debt security, like an IOU, issued by a company, municipality or government agency. In return for lending money to the issuer, a bond buyer generally receives fixed periodic interest payments and repayment of the loan amount on a specified maturity date. A bond's price changes prior to maturity and is inversely related to current interest rates. When interest rates rise, bond prices fall, and when interest rates fall, bond prices rise.

Bond ratings

Independent evaluations of creditworthiness, ranging from Aaa/AAA (highest quality) to D (lowest quality). Bonds rated Baa/BBB or better are considered investment grade. Bonds rated Ba/BB or lower are commonly known as junk bonds. See also Nationally recognized statistical rating organization.


Capital
The amount of money you invest.

Capital appreciation
An increase in the value of an investment.

Capital gains distributions
Payments to mutual fund shareholders of profits (realized gains) from the sale of a fund's portfolio securities. Usually paid once a year; may be either short-term gains or long-term gains.

Commission
The fee an investor pays to a financial adviser for investment advice and help in buying or selling mutual funds, stocks, bonds or other securities.

Compounding
Earnings on an investment's previous earnings.

Consumer Price Index (CPI)
Measurement of U.S. inflation; represents the price of a basket of commonly purchased goods.

Contingent deferred sales charge (CDSC)
Fee charged by some mutual funds when shares are redeemed (sold back to the fund) within a set number of years; an alternative method for investors to compensate a financial adviser for advice and service, rather than an up-front commission.

Corporate bond
A debt security issued by a corporation. See Bond.

Depreciation
A decline in an investment's value.

Diversification
The process of spreading investments among a number of different securities, asset classes or investment styles to reduce the risks of investing.

Dividend distribution
Payments to mutual fund shareholders of dividends passed along from the fund's portfolio of securities.

Duration
A measurement of a fixed-income investment's price volatility. The larger the number, the greater the likely price change for a given change in interest rates.

Expense ratio
A mutual fund's total operating expenses, expressed as a percentage of its total net assets. Operating expenses are the costs of running a mutual fund, including management fees, offices, staff, equipment and expenses related to maintaining the fund's portfolio of securities and distributing its shares. They are paid from the fund's assets before any earnings are distributed to shareholders.

Financial adviser
Financial professional (e.g., broker, banker, accountant, planner or insurance agent) who analyzes clients' finances and prepares personalized programs to meet objectives.

Fixed-income securities
With fixed-income securities, the money you originally invested is paid back at a pre-specified maturity date. These securities, which include government, corporate or municipal bonds, as well as money market securities, typically pay a fixed rate of return (often referred to as interest). See Bond.

Inflation
The increase in the cost of goods and services over time. U.S. inflation is frequently measured by changes in the Consumer Price Index (CPI).

Investment goal
The objective, such as long-term capital growth or high current income, that a mutual fund pursues.

Management fee
The amount paid by a mutual fund to the investment adviser for management services, expressed as an annual percentage of the fund's average daily net assets.

Market capitalization
The value of a corporation determined by multiplying the current market price of a share of common stock by the number of shares held by shareholders. A corporation with one million shares outstanding and the market price per share of $10 has a market capitalization of $10 million.

Maturity
The length of time until a bond issuer must repay the underlying loan principal to bondholders.

NASD Regulation, Inc. (NASD)
A self-regulating organization, consisting of brokerage firms (including distributors of mutual funds), that is responsible for overseeing the actions of its members.

Nationally recognized statistical rating organization  (NRSRO)
A company that assesses the credit quality of bonds, commercial paper, preferred and common stocks and municipal short-term issues, rating the probability that the issuer of the debt will meet the scheduled interest payments and repay the principal. Ratings are published by such companies as Moody's Investors Service, Inc. (Moody's), Standard & Poor's Ratings Group (S&P), Duff & Phelps, Inc.
(Duff), and Fitch IBCA, Inc. (Fitch).

Net asset value (NAV)
The daily dollar value of one mutual fund share. Equal to a fund's net assets divided by the number of shares outstanding.

Preferred stock
Preferred stock has preference over common stock in the payment of dividends and liquidation of assets. Preferred stock also often pays dividends at a fixed rate and is sometimes convertible into common stock.

Price-to-earnings ratio
A measure of a stock's value calculated by dividing the current market price of a share of stock by its annual earnings per share. A stock selling for $100 per share with annual earnings per share of $5 has a P/E of 20.

Principal
Amount of money you invest (also called capital). Also refers to a bond's original face value, due to be repaid at maturity.

Prospectus
The official offering document that describes a mutual fund, containing information required by the SEC, such as investment objectives, policies, services and fees.

Redeem
To cash in your shares by selling them back to the mutual fund.

Risk
Generally defined as variability of value; also credit risk, inflation risk, currency and interest rate risk. Different investments involve different types and degrees of risk.

Sales charge
Charge on the purchase or redemption of fund shares sold through financial advisers. May vary with the amount invested. Typically used to compensate advisers for advice and service provided.

SEC (Securities and Exchange Commission)
Federal agency established by Congress to administer the laws governing the securities industry, including mutual fund companies.

Share classes
Different classifications of shares; mutual fund share classes offer a variety of sales charge choices.

Signature guarantee
Certification by a bank, brokerage firm or other financial institution that a customer's signature is valid; signature guarantees can be provided by members of the STAMP program.


S&P 500 Composite Stock Index

The Standard & Poor's 500 Composite Stock Index; an unmanaged index of 500 widely held common stocks that is often used to represent performance of the U.S. stock market.

Standard deviation
A measure of an investment's volatility; for mutual funds, measures how much a fund's total return has typically varied from its historical average.

Statement of Additional Information (SAI)
The document serving as "Part B" of a fund's prospectus that provides more detailed information about the fund's organization, investments, policies and risks.

Stock
An investment that represents a share of ownership (equity) in a corporation. Stocks are often referred to as equities.

Total return
An investment performance measurement, expressed as a percentage, based on the combined earnings from dividends, capital gains and change in price over a given period.

Uniform Gift to Minors Act and Uniform Transfers to Minors Act
Federal and state laws that provide a simple way to transfer property to a minor with special tax advantages.

Volatility
The tendency of an investment to go up or down in value by different magnitudes. Investments that generally go up or down in value in relatively small amounts are considered "low volatility" investments, whereas those investments that generally go up or down in value in relatively large amounts are considered "high volatility" investments.

Delaware Retirement Income Fund


Additional information about the Fund's investments is available in the Fund's annual and semi-annual report to shareholders. In the Fund's shareholder reports, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the report period. You can find more detailed information about the Fund in the current Statement of Additional Information, which we have filed electronically with the Securities and Exchange Commission (SEC) and which is legally a part of this prospectus. If you want a free copy of the Statement of Additional Information, the annual or semi-annual report, or if you have any questions about investing in the Fund, you can write to us at 1818 Market Street, Philadelphia, PA 19103, or call toll-free 800.523.1918. You may also obtain additional information about the Fund from your financial adviser.

You can find reports and other information about the Fund on the SEC web site (http://www.sec.gov), or you can get copies of this information, after payment of a duplicating fee, by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-6009. Information about the Fund, including its Statement of Additional Information, can be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. You can get information on the public reference room by calling the SEC at 1.800.SEC.0330.

Web site

www.delawareinvestments.com
---------------------------

E-mail
service@delinvest.com

Shareholder Service Center

800.523.1918

Call the Shareholder Service Center Monday to Friday, 8 a.m. to 8 p.m. Eastern time:

    o   For fund information; literature; price, yield and performance figures.

    o For information on existing regular investment accounts and retirement plan accounts including wire investments; wire redemptions; telephone redemptions and telephone exchanges.

Delaphone Service

800.362.FUND (800.362.3863)

    o For convenient access to account information or current performance information on all Delaware Investments Funds seven days a week, 24 hours a day, use this Touch-Tone(R) service.

Investment Company Act file number: 811-4997

---------------------------------------------------------- -----------------

Delaware Retirement Income Fund  Symbol                       CUSIP

---------------------------------------------------------- -----------------
Class A                                                       24610B107
---------------------------------------------------------- -----------------


                                    DELAWARE
                                   INVESTMENTS
                                   -----------
                              Philadelphia * London


P-002[--]PP 1/00

                                    DELAWARE
                                   INVESTMENTS
                                   -----------
                              Philadelphia * London

                         Delaware Retirement Income Fund

                               Institutional Class



                                   Prospectus
                                January 31, 2000


                                Total Return Fund


The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy of this prospectus, and any representation to the contrary is a criminal offense.

Table of contents

Fund profile                                                           page

Delaware Retirement Income Fund

How we manage the Fund                                                 page
Our investment strategies
The securities we invest in
The risks of investing in the Fund

Who manages the Fund                                                   page

Investment manager
Portfolio managers
Fund administration (Who's who)

About your account                                                     page
Investing in the Fund

     How to buy shares
     How to redeem shares
     Account minimum
     Exchanges
Dividends, distributions and taxes

Other investment policies and risk considerations                      page

Certain management considerations                                      page

Financial highlights                                                   page

Glossary                                                               page

Profile: Delaware Retirement Income Fund


What is the Fund's goal?

Delaware Retirement Income Fund seeks to provide high current income and an investment that has the potential for capital appreciation. Although the Fund will strive to achieve its goal, there is no assurance that it will.


What are the Fund's main investment strategies?
We invest primarily in income generating securities of large, well-established companies and in debt securities including high-yield, high risk corporate bonds, investment grade fixed income securities and U.S. government securities.

What are the main risks of investing in the Fund?
Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest. The price of Fund shares will increase and decrease according to changes in the value of the Fund's investments. This Fund will be affected by declines in stock and bond prices, which could be caused by a drop in the stock market, economic recession or poor performance from particular companies or sectors, or increases in interest rates. For a more complete discussion of risk, please turn to page __.


Delaware Retirement Income Fund may invest up to 45% of its net assets in high-yield, higher risk corporate bonds, commonly known as junk bonds. These bonds involve the risk that the issuing company may be unable to pay interest or repay principal. Although high-yield bonds have credit quality ratings which are below investment grade, they can offer high income potential which we believe can make a positive contribution to the Fund's performance.

You should keep in mind that an investment in the Fund is not a complete investment program; it should be considered just one part of your total financial plan. Be sure to discuss this Fund with your financial adviser to determine whether it is an appropriate choice for you.


An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Who should invest in the Fund
o  Investors with long-term financial goals.
o  Investors looking for growth potential combined with regular income.
o Investors looking for supplemental monthly income from an investment that also offers possible protection against inflation.

Who should not invest in the Fund
o  Investors with short-term financial goals.
o Investors who are unwilling to accept share prices that may fluctuate, sometimes significantly, over the short term.
o  Investors seeking an investment primarily in fixed income securities.

How has Delaware Retirement Income Fund performed?


This bar chart and table can help you evaluate the risks of investing in the Fund. We show returns for the Fund's Institutional Class shares for the past three calendar years, as well as the average annual returns of these shares for the one-year and lifetime periods. The Fund's past performance is not necessarily an indication of how it will perform in the future. The returns reflect voluntary expense caps. The returns would be lower without the voluntary caps.

[GRAPHIC OMITTED: BAR CHART SHOWING YEAR BY YEAR TOTAL RETURN
(INSTITUTIONAL CLASS)]



Year-by-year total return

--------------- ------------ ------------
1997            1998         1999
--------------- ------------ ------------

33.86%          2.14%          4.74%


--------------- ------------ ------------


During the periods illustrated in this bar chart, Class A's highest quarterly return was 12.93% for the quarter ended September 30, 1997 and its lowest quarterly return was - 9.48% for the quarter ended September 30, 1998.


                                                                               Average annual return  for period ending 12/31/99


                   Institutional Class          S&P 500  Composite
                   (Inception 12/2/96)          Stock Index

1 year             4.74%                        21.03%
Lifetime           14.22%                       27.56%



The Fund's returns are compared to the performance of the S&P 500 Index. You should remember that unlike the Fund, the index is unmanaged and doesn't include the costs of operating a mutual fund, such as the costs of buying, selling and holding the securities.

What are Delaware Retirement Income Fund's fees and expenses?
You do not pay sales charges directly from your investments when you buy or sell shares of the Institutional Class.

 ------------------------------------------------------ ----------
 Maximum sales charge (load) imposed on
 purchases as a percentage of offering price            none
 ------------------------------------------------------ ----------
 Maximum contingent deferred sales charge (load)
 as a percentage of original purchase price or
 redemption price, whichever is lower                   none
------------------------------------------------------ ----------
 Maximum sales charge (load) imposed on
 reinvested dividends                                   none
 ------------------------------------------------------ ----------
 Redemption fees                                        none
 ------------------------------------------------------ ----------
 Exchange Fees(1)                                       none
 ------------------------------------------------------ ----------

Annual fund operating expenses are deducted from the Fund's assets.

 ------------------------------------------------------ -----------

 Management fees                                          0.65%


 ------------------------------------------------------ -----------

 Distribution and service (12b-1) fees                    none

 ------------------------------------------------------ -----------

 Other expenses                                           0.22%

 ------------------------------------------------------ -----------

 Total operating expenses(2)                              0.87%

 ------------------------------------------------------ -----------

This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds with similar investment objectives. We show the cumulative amount of Fund expenses on a hypothetical investment of $10,000 with an annual 5% return over the time shown.(3) This is an example only, and does not represent future expenses, which may be greater or less than those shown here.

 --------------- ------------

 1 year            $89

 --------------- ------------

 3 years           $278

 --------------- ------------

 5 years           $482

 --------------- ------------

 10 years          $1,073

 --------------- ------------

(1) Exchanges are subject to the requirements of each fund in the Delaware Investments family. A front-end sales charge may apply if you exchange your shares into a fund that has a front-end sales charge.
(2) The investment manager has agreed to waive fees and pay expenses from the commencement of the Fund's operations through May 31, 2000, in order to prevent total operating expenses (excluding any taxes, interest, brokerage fees and extraordinary expenses) from exceeding 0.75% of average daily net assets. The fees and expenses shown in the table above do not reflect the voluntary expense caps by the manager. The following table shows operating expenses which are based on the most recently completed fiscal year and reflect the manager's current fee waivers and payments.

         -----------------------------------------------------------------------
         Fund operating expenses including voluntary expense caps in effect until May 31, 2000


         CLASS                                               Institutional Class

         ------------------------------------------------ ----------------------

         Management fees                                               0.53%

         ------------------------------------------------ ----------------------
         Distribution and service (12b-1) fees                         0.00%
         ------------------------------------------------ ----------------------

         Other expenses                                                0.22%

         ------------------------------------------------ ----------------------
         Total operating expenses                                      0.75%
         ------------------------------------------------ ----------------------



(3) The Fund's actual rate of return may be greater or less than the hypothetical 5% return we use here. Also, this example assumes that the Fund's total operating expenses remain unchanged in each of the periods we show. This example does not reflect the voluntary expense cap described in footnote 2.

How we manage the Fund

Our investment strategies

We research individual companies and analyze economic and market conditions, seeking to identify the securities or market sectors that we think are the best investments for Delaware Retirement Income Fund. Following is a description of how the portfolio managers pursue the Fund's investment goal.


We take a disciplined approach to investing, combining investment strategies and risk management techniques that can help shareholders meet their goals.




The manager will seek to achieve the Fund's investment objective by investing in a combination of income generating equity securities and debt securities including, but not limited to, dividend paying common stocks, securities of real estate investment trusts, preferred stocks, warrants, rights, convertible securities, non-convertible debt securities, high-yield, high risk securities, investment grade fixed-income securities, U.S. government securities and foreign equity and fixed-income securities. Under normal circumstances, at least 50% of the Fund's total assets will be invested in income generating equity securities. In making investments in income generating equity securities, the Fund may invest an unlimited portion of its total assets in convertible securities without regard to credit quality. While debt securities may comprise up to 50% of the Fund's total assets, no more than 45% of the Fund's total assets will be invested in high-yield, high risk debt securities. No more than 25% of the Fund's total assets will be invested in any one industry sector nor, as to 75% of the Fund's total assets, will more than 5% be invested in securities of any one issuer. The Fund may invest up to 20% of its total assets in foreign equity and debt securities. The Fund will not, however, invest more than 5% of its total assets in securities of issuers principally located or principally operating in markets of emerging countries.

Within the percentage guidelines noted above, the manager will determine the proportion of the Fund's assets that will be allocated to income generating equity securities and equity equivalents and to debt securities, based on its analysis of economic and market conditions and its assessment of the income and potential for appreciation that can be achieved from investment in such asset classes. It is expected that the proportion of the Fund's total assets invested in income generating equity securities and equity equivalent securities will vary from 50% to 100% of the Fund's total assets. The proportion of the Fund's total assets in debt securities will correspondingly vary from 0% to 50% of the Fund's total assets.


The Fund's investment objective is non-fundamental. This means that the Board of Trustees may change the objective without obtaining shareholder approval. If the objective were changed, we would notify shareholders before the change in the objective became effective.


Portfolio turnover

The Fund anticipates that its annual portfolio turnover will generally be less than 100%. A turnover rate of 100% would occur if a Fund sold and replaced securities valued at 100% of its net assets within one year.


The securities we invest in
The following is a more detailed description of some of the securities in which the Fund may invest.

Common stock
Common stock is generally considered to be shares of a corporation that entitle the holder to a pro-rata share of the profits of the corporation, if any, without a preference over any other shareholder or class of shareholders, including holders of the corporation's preferred stock and other senior equity. Common stock usually carries with it the right to vote and frequently an exclusive right to do so. Holders of common stock also have the right to participate in the remaining assets of the corporation after all other claims are paid, including those of debt securities and preferred stock. In selecting common stocks for investment, the manager will focus primarily on a security's dividend-paying capacity rather than on its potential for appreciation.

Preferred stock

Generally, preferred stock receives dividends prior to distributions on common stock and usually has a priority of claim over common stockholders if the issuer of the stock is liquidated. Unlike common stock, preferred stock does not usually have voting rights; preferred stock, in some instances, is convertible into common stock. Dividends on typical preferred stock are cumulative, causing dividends to accrue even if not declared by the issuer's Board of Trustees. There is, however, no assurance that dividends will be declared by the Boards of Trustees of issuers of the preferred stocks in which the Fund invests.

Convertible securities
Traditional convertible securities include corporate bonds, notes and preferred stocks that may be converted into or exchanged for common stock, and other securities that also provide an opportunity for equity participation. These securities are generally convertible either at a stated price or a stated rate (that is, for a specific number of shares of common stock or other security). As with other fixed-income securities, the price of a convertible security to some extent varies inversely with interest rates. While providing a fixed-income stream (generally higher in yield than the income derivable from a common stock but lower than that afforded by a non-convertible debt security), a convertible security also affords the investor an opportunity, through its conversion feature, to participate in the capital appreciation of the common stock into which it is convertible. As the market price of the underlying common stock declines, convertible securities tend to trade increasingly on a yield basis and so may not experience market value declines to the same extent as the underlying common stock. When the market price of the underlying common stock increases, the price of a convertible security tends to rise as a reflection of the value of the underlying common stock. To obtain such a higher yield, the Fund may be required to pay for a convertible security an amount in excess of the value of the underlying common stock. Common stock acquired by the Fund upon conversion of a convertible security will generally be held for so long as the manager anticipates such stock will provide the Fund with opportunities which are consistent with the Fund's investment objectives and policies. Convertible securities in which the Fund may invest may be rated below investment grade (i.e., "Ba" or lower by Moody's or "BB" or lower by S&P or similarly rated by other comparable rating agencies) or, if unrated, determined to be of comparable quality by the manager. Because the Fund treats convertible securities as an equity equivalent security, it will not consider credit quality of convertible securities in making its investment decisions.

Real estate investment trust securities
Real Estate Investment Trusts ("REITs") are pooled investment vehicles that invest primarily in income-producing real estate or real estate related loans or interests. REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. Like investment companies such as the Fund, REITs are not taxed on income distributed to shareholders provided they comply with several requirements of the Internal Revenue Code (the "Code"). REITs are subject to substantial cash flow dependency, defaults by borrowers, self-liquidation, and the risk of failing to qualify for tax-free pass-through of income under the Code, and/or maintain exemptions from the Investment Company Act of 1940 (the "1940 Act"). Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended.

REITs invest all of their assets in the real estate and real estate related sectors of the economy, and are subject to the risks of financing projects. REITs may have limited financial resources, may trade less frequently and in a limited volume, and are more volatile than the high-yield, high risk securities in which the Fund may also invest.

High-yield, high risk securities

High-yield, high risk debt securities, like all debt securities, represent money borrowed that must be repaid and has a fixed amount, a specific maturity or maturities and usually a specific rate of interest or original purchase discount. Unlike common and preferred stock, debt securities, including high-yield, high risk debt securities, do not represent an equity interest in the issuer. However, debt securities have a priority claim over stockholders if the issuer is liquidated. The Fund may invest in a wide variety of debt securities, although it is anticipated that under normal market conditions, the Fund primarily will invest in high-yield corporate debt obligations, including zero coupon bonds and pay-in-kind securities ("PIKs"), debentures, convertible debentures, corporate notes (including convertible notes) and units consisting of bonds with stock or warrants to buy stock attached. See Zero coupon bonds and Pay-in-kind bonds under Other investment policies and risk considerations. The Fund will invest in both rated and unrated bonds. The rated bonds that the Fund may purchase in this sector of its portfolio will be rated BBB or lower by S&P or Fitch IBCA, Inc., Baa or lower by Moody's, or similarly rated by another nationally recognized statistical rating organization. See Appendix A to the Statement of Additional Information for more rating information and High-yield securities under Special risk considerations for a description of the risks associated with investing in lower-rated fixed-income securities. Unrated bonds may be more speculative in nature than rated bonds.

Foreign securities
The Fund may invest up to 20% of its total assets in securities of issuers organized or having a majority of their assets or deriving a majority of their operating income in foreign countries. These income generating equity securities and debt securities include foreign government securities, equity securities and debt obligations of foreign companies, and securities issued by supranational entities. A supranational entity is an entity established or financially supported by the national governments of one or more countries to promote reconstruction or development. Examples of supranational entities include, among others, the International Bank for Reconstruction and Development (more commonly known as the World Bank), the European Economic Community, the European Coal and Steel Community, the European Investment Bank, the Inter-Development Bank, the Export-Import Bank and the Asian Development Bank.


The Fund may invest in sponsored and unsponsored American Depositary Receipts, European Depositary Receipts, or Global Depositary Receipts ("Depositary Receipts"). Depositary Receipts are receipts typically issued by a bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. "sponsored" Depositary Receipts are issued jointly by the issuer of the underlying security and a depository, and "unsponsored" Depositary Receipts are issued without the participation of the issuer of the deposited security. The Fund may also invest in Brady Bonds, which are described more fully under the Other Investment policies and risk considerations section of this Prospectus.

The Fund may invest in securities issued in any currency and may hold foreign currencies. Securities of issuers within a given country may be denominated in the currency of another country or in multinational currency units, such as the Euro. The Fund may, from time to time, purchase or sell foreign currencies and/or engage in forward foreign currency transactions in order to expedite settlement of Fund transactions and to minimize currency value fluctuations. See Other investment policies and risk considerations for a further description of the Fund's foreign currency transactions.


While the Fund may purchase securities of issuers in any foreign country, developed and underdeveloped, no more than 5% of the Fund's assets may be invested in direct obligations or equity securities of issuers located in emerging market countries. See Emerging market securities under Special risk considerations.


The Fund will invest in both rated and unrated foreign securities. The rated securities that the Fund may purchase in the international sector of its portfolio may include those rated BBB or lower by S&P or Fitch, Baa or lower by Moody's, or similarly rated by another nationally reorganized statistical rating organization. See Appendix A to the Statement of Additional Information for more rating information and Foreign securities and High-yield securities under Special risk considerations for a description of the risks associated with investing in foreign securities and lower-rated securities.

The Fund may also invest in zero coupon bonds, purchase shares of other investment companies and may engage in short sales. See Zero coupon bonds and Pay-in-kind bonds and Investment company securities under Other investment polices and risk considerations.

In unusual market conditions, in order to meet redemption requests, for temporary defensive purposes, and pending investment or at such other times when suitable income generating equity or debt securities are not available, the Fund may hold a substantial portion of its assets in (1) cash, (2) debt securities issued by the U.S. government, its agencies or instrumentalities, (3) commercial paper, (4) certificates of deposit and bankers' acceptances or repurchase agreements with respect to any of the foregoing investments. The Fund will only invest in commercial paper of companies rated "A-2" or better by S&P or "P-2" or better by Moody's or similarly rated by another comparable rating agency or, if not so rated, of equivalent investment quality as determined by the manager. See Appendix A to the Statement of Additional Information for more rating information.

See Other investment policies and risk considerations for a description of the Fund's other investment policies and for a further description of some of the policies described above.

The remaining investment policies of the Fund not identified above or in Statement of Additional Information are not fundamental and may be changed by the Fund's Board of Trustees without a shareholder vote.

The risks of investing in the Fund
Investing in any mutual fund involves risk, including the risk that you may receive little or no return on your investment, and the risk that you may lose part or all of the money you invest. Before you invest in the Fund you should carefully evaluate the risks. Because of the nature of the Delaware Retirement Income Fund, you should consider an investment in it to be a long-term investment that typically provides the best results when held for a number of years. The following are the chief risks you assume when investing in Delaware Retirement Income Fund. Please see the Statement of Additional Information for further discussion of these risks and the other risks not discussed here.

---------------------------------------------------------------- ------------------------------------------------------------------
                             Risks                                              How we strive to manage them
                                                                              Delaware Retirement Income Fund
---------------------------------------------------------------- ------------------------------------------------------------------
Market risk is the risk that all or a majority of the securities  We invest in several different asset classes including both equity
in a certain market -- like the stock or bond market -- will      and fixed income, which tend to increase and decline in different
decline in value because of factors such as economic              economic and investment conditions. We also maintain a long-
conditions, future expectations or investor confidence.           term investment approach and focus on securities, which we believe can perform well over an extended time frame regardless of interim market fluctuations.
---------------------------------------------------------------- ------------------------------------------------------------------
Industry and security risk is the risk that the value of          We limit the amount of each Fund's assets invested in any one
securities in a particular industry or the value of an            industry and in any individual security or issuer. We also follow
individual stock or bond will decline because of changing         a rigorous selection process when choosing securities for the
expectations for the performance of that industry or for the      portfolio.
individual company issuing the stock or bond.
---------------------------------------------------------------- ------------------------------------------------------------------
Interest rate risk is the risk that securities will decrease in   We do not try to increase return by predicting and aggressively
value if interest rates rise. The risk is greater for bonds       capitalizing on interest rate moves. We monitor economic
with longer maturities than for those with shorter maturities.    conditions and make adjustments as necessary to guard against undue risk from interest rate changes.
---------------------------------------------------------------- ------------------------------------------------------------------
Credit risk is the possibility that a bond's issuer (or an        We carefully evaluate the financial situation of each entity whose
entity that insures the bond) will be unable to make timely       bonds are held in the portfolio. We also hold a relatively large
payments of interest and principal.                               number of different bonds to minimize the risk should any in-
                                                                  dividual issuer be unable to pay its interest or repay principal.
                                                                  This is a substantial risk of the Fund because it may invest up to
                                                                  45% in fixed income securities rated below investment grade.
---------------------------------------------------------------- ------------------------------------------------------------------

---------------------------------------------------------------- ------------------------------------------------------------------

                            Risks                                                  How we strive to manage them
                                                                                  Delaware Retirement Income Fund

---------------------------------------------------------------- ------------------------------------------------------------------
Real estate risk is the risk that real estate investment trusts   We may invest a substantial portion of the portfolio in real
held in the portfolio will be affected by declines in the value   estate investment trusts, which generally offer high income
of real estate, unfavorable national or regional economic         potential. We carefully select REITs based on the quality of their
conditions, lack of mortgage availability, overbuilding,          management and their ability to generate substantial cashflow,
declining rents and changes in interest rates.                    which we believe can help to shield them from some of the risks involved with real estate investing.
---------------------------------------------------------------- ------------------------------------------------------------------

Foreign risk is the risk that foreign securities may be          We typically invest not more than 20% of the Fund's portfolio in
adversely affected by political instability, changes in          foreign corporations often through American Depositary
currency exchange rates, foreign economic conditions or          Receipts. ADRs are generally denominated in U.S. dollars and
inadequate regulatory and accounting standards.                  trade on a U.S. exchange. To the extent we invest in foreign securities, we invest primarily in issuers of developed countries, which are less likely to encounter these foreign risks than issuers in developing countries. The Fund may use hedging techniques to help offset potential foreign currency losses.

---------------------------------------------------------------- ------------------------------------------------------------------

Liquidity risk is the possibility that securities cannot be      We limit exposure to illiquid securities.
readily sold within seven days at approximately the price
that the Fund values them.

---------------------------------------------------------------- ------------------------------------------------------------------

SPECIAL RISK CONSIDERATIONS

Generally
The Fund may invest a substantial portion of its assets in fixed-income securities. The market values of fixed-income securities generally fall when interest rates rise and, conversely, rise when interest rates fall. Lower-rated and unrated fixed-income securities tend to reflect short-term corporate and market developments to a greater extent than higher-rated fixed-income securities, which react primarily to fluctuations in the general level of interest rates. These lower-rated or unrated securities generally have higher yields, but, as a result of factors such as reduced creditworthiness of issuers, increased risk of default and a more limited and less liquid secondary market, are subject to greater volatility and risk of loss of income and principal than are higher-rated securities. The manager will attempt to reduce such risk through portfolio diversification, credit analysis, and attention to trends in the economy, industries and financial markets.

High-yield securities

The Fund may invest up to 45% of its total assets in bonds rated BBB or lower by S&P or Fitch, Baa or lower by Moody's, or similarly rated by another rating organization, and in unrated corporate bonds. See Appendix A to the Statement of Additional Information for more rating information. Investing in these so-called "junk" or "high-yield" bonds entails certain risks, including the risk of loss of principal and default on interest payments, which may be greater than the risks involved in investment grade bonds, and which should be considered by investors contemplating an investment in the Fund. Such bonds are sometimes issued by companies whose earnings at the time of issuance are less than the projected debt service on the junk bonds. In addition to the considerations discussed elsewhere in this Prospectus, those risks include the following:

Youth and volatility of the high-yield market. Although the market for high-yield bonds has been in existence for many years, including periods of economic downturns, the high-yield market grew rapidly during the long economic expansion which took place in the United States during the 1980s. During that economic expansion, the use of high-yield debt securities to fund highly leveraged corporate acquisitions and restructurings increased dramatically. As a result, the high-yield market grew substantially during that economic expansion. Although experts disagree on the impact recessionary periods have had and will have on the high-yield market, some analysts believe a protracted economic downturn would severely disrupt the market for high-yield bonds, would adversely affect the value of outstanding bonds and would adversely affect the ability of high-yield issuers to repay principal and interest. Those analysts cite volatility experienced in the high-yield market in the past as evidence for their position. It is likely that protracted periods of economic uncertainty would result in increased volatility in the market prices of high-yield bonds, an increase in the number of high-yield bond defaults and corresponding volatility in a Class' net asset value.

Redemptions. If, as a result of volatility in the high-yield market or other factors, the Fund experiences substantial net redemptions of the Fund's shares for a sustained period of time (i.e., more shares of the Fund are redeemed than are purchased), the Fund may be required to sell certain of its high-yield securities without regard to the investment merits of the securities to be sold. If the Fund sells a substantial number of securities to generate proceeds for redemptions, the asset base of the Fund will decrease and the Fund's expense ratios may increase.

Liquidity and valuation. The secondary market for high-yield securities is currently dominated by institutional investors, including mutual funds, and certain financial institutions. There is generally no established retail secondary market for high-yield securities. As a result, the secondary market for high-yield securities is more limited and less liquid than other secondary securities markets. The high-yield secondary market is particularly susceptible to liquidity problems when the institutions that dominate it temporarily cease buying bonds for regulatory, financial or other reasons, such as the savings and loan crisis. A less liquid secondary market may have an adverse effect on the Fund's ability to dispose of particular issues, when necessary, to meet the Fund's liquidity needs or in response to a specific economic event, such as the deterioration in the creditworthiness of the issuer. In addition, a less liquid secondary market makes it more difficult for the Fund to obtain precise valuations of the high-yield securities in its portfolio. During periods involving such liquidity problems, judgment plays a greater role in valuing high-yield securities than is normally the case. The secondary market for high-yield securities is also generally considered to be more likely to be disrupted by adverse publicity and investor perceptions than the more established secondary securities markets. The privately placed high-yield securities that the Fund may purchase are particularly susceptible to the liquidity and valuation risks outlined above.

Lower rated convertible securities and preferred stock

The Fund may invest in lower rated convertible securities and preferred stock (i.e., "Ba" or lower for convertible securities or "ba" or lower for preferred stock by Moody's or "BB" or lower for convertible securities or preferred stock by S&P or similarly rated by other comparable rating agencies) or, if unrated, determined to be of comparable quality by the manager. Investing in lower rated convertible securities and preferred stock entails certain risks, including the risk of loss of principal which may be greater than the risks involved in investing in higher rated securities, and which should be considered by investors contemplating an investment in the Fund. The Fund may have difficulty disposing of such securities because the trading market for such securities may be thinner than the market for higher rated convertible securities and preferred stock. To the extent a secondary trading market for these securities does exist, it generally is not as liquid as the secondary trading market for higher rated securities. The lack of a liquid secondary market as well as adverse publicity with respect to these securities, may have an adverse impact on market price and the Fund's ability to dispose of particular issues in response to a specific economic event such as a deterioration in the creditworthiness of the issuer. The lack of a liquid secondary market for certain securities also may make it more difficult for the Fund to obtain accurate market quotations for purposes of pricing the Fund's portfolio and calculating its net asset value. The market behavior of convertible securities and preferred stocks in lower rating categories is often more volatile than that of higher quality securities. Lower quality convertible securities and preferred stocks are judged by Moody's and S&P to have speculative elements or characteristics; their future cannot be considered as well assured and earnings and asset protection may be moderate or poor in comparison to investment grade securities. In addition, such lower quality securities face major ongoing uncertainties or exposure to adverse business, financial or economic conditions, which could lead to inadequate capacity to meet timely payments. A description of the ratings used by Moody's and S&P for such securities is set forth in Appendix A to the Statement of Additional Information. See also Special risk considerations--High-yield securities.


Foreign Securities
The Fund has the ability to purchase income generating equity securities and debt securities in any foreign country. Investors should consider carefully the substantial risks involved in investing in securities issued by companies and governments of foreign nations. These risks are in addition to the usual risks inherent in domestic investments. There is the possibility of expropriation, nationalization or confiscatory taxation, taxation of income earned in foreign nations or other taxes imposed with respect to investments in foreign nations, foreign exchange controls (which may include suspension of the ability to transfer currency from a given country), default in foreign government securities, political or social instability or diplomatic developments which could affect investments in securities of issuers in those nations.

In addition, in many countries, there is substantially less publicly available information about issuers than is available in reports about companies in the United States. Foreign companies are not subject to uniform accounting, auditing and financial reporting standards, and auditing practices and requirements may not be comparable to those applicable to United States companies. Consequently, financial data about foreign companies may not accurately reflect the real condition of those issuers and securities markets.

Further, the Fund may encounter difficulty or be unable to pursue legal remedies and obtain judgments in foreign courts. Commission rates on securities transactions in foreign countries, which are sometimes fixed rather than subject to negotiation as in the United States, are likely to be higher. Further, the settlement period of securities transactions in foreign markets may be longer than in domestic markets, and may be subject to administrative uncertainties. In many foreign countries, there is less government supervision and regulation of business and industry practices, stock exchanges, brokers and listed companies than in the United States, and capital requirements for brokerage firms are generally lower. The foreign securities markets of many of the countries in which the Fund may invest may also be smaller, less liquid and subject to greater price volatility than those in the United States.

Emerging market securities. The Fund may invest up to 5% of its assets in income generating equity securities and debt securities of issuers located in emerging market nations. Compared to the United States and other developed countries, emerging countries may have volatile social conditions, relatively unstable governments and political systems, economies based on only a few industries and economic structures that are less diverse and mature, and securities markets that trade a small number of securities, which can result in a low or nonexistent volume of trading. Prices in these securities markets tend to be volatile and, in the past, securities in these countries have offered greater potential for gain (as well as loss) than securities of companies located in developed countries. Until recently, there has been an absence of a capital market structure or market-oriented economy in certain emerging countries. Further, investments and opportunities for investments by foreign investors are subject to a variety of national policies and restrictions in many emerging countries. Also, the repatriation of both investment income and capital from several foreign countries is restricted and controlled under certain regulations, including, in some cases, the need for certain governmental consents. Countries such as those in which the Fund may invest may have historically experienced and may continue to experience, substantial, and in some periods extremely high rates of inflation for many years, high interest rates, exchange rate fluctuations or currency depreciation, large amounts of external debt, balance of payments and trade difficulties and extreme poverty and unemployment. Other factors which may influence the ability or willingness to service debt include, but are not limited to, a country's cash flow situation, the availability of sufficient foreign exchange on the date a payment is due, the relative size of its debt service burden to the economy as a whole, its government's policy towards the International Monetary Fund, the World Bank and other international agencies and the political constraints to which a government debtor may be subject. The manager currently considers countries such as Argentina, Brazil, Chile, China, Mexico, India, Portugal, Poland and Thailand to be emerging markets. This list is not intended to be exhaustive, but rather representative of the types of countries now considered by the manager to present special investment risks.


See Other investment policies and risk considerations for a further description of certain risks associated with certain of the Fund's investments, including the risks associated with investments in foreign government securities and engaging in foreign currency transactions and options.

Who manages the Fund

Investment manager

The Fund is managed by Delaware Management Company, a series of Delaware Management Business Trust which is an indirect, wholly owned subsidiary of Delaware Management Holdings, Inc. Delaware Management Company makes investment decisions for the Fund, manages the Fund's business affairs and provides daily administrative services For its services to the Fund, the manager was paid 0.53%, as a percentage of average daily net assets which includes a reduction due to expense caps.

Portfolio managers

Michael J. Dugan, Vice President/Senior Portfolio Manager, has primary responsibility for making day-to-day investment decisions for Delaware Retirement Income Fund. Mr.Dugan has been a member of the Fund's management team since May 1999. Mr. Dugan earned a bachelors degree in Business administration and a Masters degree in Finance from Loyola College in Baltimore. He rejoined Delaware Investments in 1997 after serving as a Vice President at Thompson, Siegel and Walmsley, where he managed value-oriented equity and balanced portfolios. He initially joined Delaware Investments in 1985. He previously held positions at Capitoline Investment Services, First National Bank of Maryland, Mercantile Safe Deposit and Trust Company, and Bache and Company.

Gerald T. Nichols, Vice President/Senior Portfolio Manager, has primary responsibility for making day-to-day investment decisions for the Fund regarding its investments in debt securities. Mr. Nichols has been a member of the Fund's management team since its inception. He is a graduate of the University of Kansas, where he received a BS in Business Administration and an MS in Finance. Prior to joining Delaware Investments, he was a high-yield credit analyst at Waddell & Reed, Inc. and subsequently the investment officer for a private merchant banking firm. He is a CFA charterholder.

Who's who?
This diagram shows the various organizations involved with managing, administering, and servicing the Delaware Investments funds.

                                Board of Trustees

Investment manager                                The Fund                     Custodian
Delaware Management Company                                                     The Chase Manhattan Bank
One Commerce Square                                                             4 Chase Metrotech Center
Philadelphia, PA 19103                                                          Brooklyn, NY 11245


Portfolio managers                  Distributor                                 Service agent
(see page __ for details)           Delaware Distributors, L.P.                 Delaware Service Company, Inc.
                                    1818 Market Street                          1818 Market Street
                                    Philadelphia, PA 19103                      Philadelphia, PA 19103

                                               Shareholders



Board of Trustees A mutual fund is governed by a Board of Trustees which has oversight responsibility for the management of the fund's business affairs. Trustees establish procedures and oversee and review the performance of the investment manager, the distributor and others that perform services for the fund. At least 40% of the Board of Trustees must be independent of the fund's investment manager and distributor. These independent fund trustees, in particular, are advocates for shareholder interests.


Investment manager An investment manager is a company responsible for selecting portfolio investments consistent with the objective and policies stated in the mutual fund's prospectus. The investment manager places portfolio orders with broker/dealers and is responsible for obtaining the best overall execution of those orders. A written contract between a mutual fund and its investment manager specifies the services the manager performs. Most management contracts provide for the manager to receive an annual fee based on a percentage of the fund's average daily net assets. The manager is subject to numerous legal restrictions, especially regarding transactions between itself and the funds it advises.

Portfolio managers Portfolio managers are employed by the investment manager to make investment decisions for individual portfolios on a day-to-day basis.

Custodian Mutual funds are legally required to protect their portfolio securities and most funds place them with a qualified bank custodian who segregates fund securities from other bank assets.

Distributor Most mutual funds continuously offer new shares to the public through distributors who are regulated as broker-dealers and are subject to NASD Regulation, Inc. (NASD) rules governing mutual fund sales practices.

Service agent Mutual fund companies employ service agents (sometimes called transfer agents) to maintain records of shareholder accounts, calculate and disburse dividends and capital gains and prepare and mail shareholder statements and tax information, among other functions. Many service agents also provide customer service to shareholders.

Shareholders Like shareholders of other companies, mutual fund shareholders have specific voting rights, including the right to elect trustees. Material changes in the terms of a fund's management contract must be approved by a shareholder vote, and funds seeking to change fundamental investment objectives or policies must also seek shareholder approval.

About your account

Investing in the Fund
Institutional Class shares are available for purchase only by the following:

o retirement plans introduced by persons not associated with brokers or dealers that are primarily engaged in the retail securities business and rollover individual retirement accounts from such plans;

o tax-exempt employee benefit plans of the manager or its affiliates and securities dealer firms with a selling agreement with the distributor;

o institutional advisory accounts of the manager, or its affiliates and those having client relationships with Delaware Investment Advisers, an affiliate of the manager, or its affiliates and their corporate sponsors, as well as subsidiaries and related employee benefit plans and rollover individual retirement accounts from such institutional advisory accounts;

o a bank, trust company and similar financial institution investing for its own account or for the account of its trust customers for whom such financial institution is exercising investment discretion in purchasing shares of the Class, except where the investment is part of a program that requires payment to the financial institution of a Rule 12b-1 Plan fee; and

o registered investment advisers investing on behalf of clients that consist solely of institutions and high net-worth individuals having at least $1,000,000 entrusted to the adviser for investment purposes, but only if the adviser is not affiliated or associated with a broker or dealer and derives compensation for its services exclusively from its clients for such advisory services.

How to buy shares

By mail
Complete an investment slip and mail it with your check, made payable to the fund and class of shares you wish to purchase, to Delaware Investments, 1818 Market Street, Philadelphia, PA 19103-3682. If you are making an initial purchase by mail, you must include a completed investment application (or an appropriate retirement plan application if you are opening a retirement account) with your check.

By wire
Ask your bank to wire the amount you want to invest to First Union Bank, ABA #031201467, Bank Account number 2014128934013. Include your account number and the name of the fund in which you want to invest. If you are making an initial purchase by wire, you must call us at 800.510.4015 so we can assign you an account number.

By exchange
You can exchange all or part of your investment in one or more funds in the Delaware Investments family for shares of other funds in the family. Please keep in mind, however, that you may not exchange your shares for Class B or Class C shares. To open an account by exchange, call your Client Services Representative at 800.510.4015.

Through your financial adviser
Your financial adviser can handle all the details of purchasing shares, including opening an account. Your adviser may charge a separate fee for this service.

The price you pay for shares will depend on when we receive your purchase order. If we or an authorized agent receive your order before the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. Eastern Time) on a business day, you will pay that day's closing share price which is based on the Fund's net asset value. If we receive your order after the close of regular trading, you will pay the next business day's price. A business day is any day that the New York Stock Exchange is open for business. We reserve the right to reject any purchase order.

We determine the Fund's net asset value (NAV) per share at the close of regular trading of the New York Stock Exchange each business day that the Exchange is open. We calculate this value by adding the market value of all the securities and assets in the Fund's portfolio, deducting all liabilities, and dividing the resulting number by the number of shares outstanding. The result is the net asset value per share. We price securities and other assets for which market quotations are available at their market value. We price fixed-income securities on the basis of valuations provided to us by an independent pricing service that uses methods approved by the Board of Trustees. Any fixed-income securities that have a maturity of less than 60 days we price at amortized cost. For all other securities, we use methods approved by the Board of Trustees that are designed to price securities at their fair market value.

How to redeem shares

By mail
You can redeem your shares (sell them back to the fund) by mail by writing to:
Delaware Investments, 1818 Market Street, Philadelphia, PA 19103-3682. All owners of the account must sign the request, and for redemptions of more than $50,000, you must include a signature guarantee for each owner. You can also fax your written request to 215.255.8864. Signature guarantees are also required when redemption proceeds are going to an address other than the address of record on an account.

By telephone
You can redeem up to $50,000 of your shares by telephone. You may have the proceeds sent to you by check, or, if you redeem at least $1,000 of shares, you may have the proceeds sent directly to your bank by wire. Bank information must be on file before you request a wire redemption.

By wire
You can redeem $1,000 or more of your shares and have the proceeds deposited directly to your bank account the next business day after we receive your request. Bank information must be on file before you request a wire redemption.

Through your financial adviser
Your financial adviser can handle all the details of redeeming your shares. Your adviser may charge a separate fee for this service.

If you hold your shares in certificates, you must submit the certificates with your request to sell the shares. We recommend that you send your certificates by certified mail.


When you send us a properly completed request to redeem or exchange shares before the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. Eastern Time), you will receive the net asset value as determined on the business day we receive your request. We will send you a check, normally the next business day, but no later than seven days after we receive your request to sell your shares. If you purchased your shares by check, we will wait until your check has cleared, which can take up to 15 days, before we send your redemption proceeds.


Account minimum
If you redeem shares and your account balance falls below $250, the Fund may redeem your account after 60 days' written notice to you.

Exchanges
You can exchange all or part of your shares for shares of the same class in another Delaware Investments fund. If you exchange shares to a fund that has a sales charge you will pay any applicable sales charges on your new shares. You don't pay sales charges on shares that are acquired through the reinvestment of dividends. You may have to pay taxes on your exchange. When you exchange shares, you are purchasing shares in another fund so you should be sure to get a copy of the fund's prospectus and read it carefully before buying shares through an exchange. You may not exchange your shares for Class B and Class C shares of the funds in the Delaware Investments family.

Dividends, distributions and taxes
Dividends, if any, will be paid monthly. Capital gains, if any, will be paid twice a year. We automatically reinvest all dividends and any capital gains.


Tax laws are subject to change, so we urge you to consult your tax adviser about your particular tax situation and how it might be affected by current tax law. The tax status of your dividends from this Fund is the same whether you reinvest your dividends or receive them in cash. Distributions from the Fund's long-term capital gains are taxable as capital gains, while distributions from short-term capital gains and net investment income are generally taxable as ordinary income. Any capital gains may be taxable at different rates depending on the length of time the Fund held the assets. In addition, you may be subject to state and local taxes on distributions. We will send you a statement each year by January 31 detailing the amount and nature of all dividends and capital gains that you were paid for the prior year.

Other investment policies and risk considerations

U.S. government securities
U.S. Treasury securities are backed by the "full faith and credit" of the United States. Securities issued or guaranteed by federal agencies and U.S. government sponsored instrumentalities may or may not be backed by the full faith and credit of the United States. In the case of securities not backed by the full faith and credit of the United States, investors in such securities look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitment. Agencies which are backed by the full faith and credit of the United States include the Export-Import Bank, Farmers Home Administration, Federal Financing Bank, the Federal Housing Administration, the Maritime Administration, the Small Business Administration, and others. Certain agencies and instrumentalities, such as the Government National Mortgage Association ("GNMA"), are, in effect, backed by the full faith and credit of the United States through provisions in their charters that they may make "indefinite and unlimited" drawings on the Treasury, if needed to service its debt. Debt from certain other agencies and instrumentalities, including the Federal Home Loan Bank and Federal National Mortgage Association, are not guaranteed by the United States, but those institutions are protected by the discretionary authority for the U.S. Treasury to purchase certain amounts of their securities to assist the institutions in meeting their debt obligations. Finally, other agencies and instrumentalities, such as the Farm Credit System, the Tennessee Valley Authority and the Federal Home Loan Mortgage Corporation, are federally chartered institutions under U.S. government supervision, but their debt securities are backed only by the creditworthiness of those institutions, not the U.S. government.

An instrumentality of a U.S. government agency is a government agency organized under Federal charter with government supervision. Instrumentalities issuing or guaranteeing securities include, among others, Federal Home Loan Banks, the Federal Land Banks, Central Bank for Cooperatives, Federal Intermediate Credit Banks and the Federal National Mortgage Association.

The maturities of such securities usually range from three months to thirty years. While such securities are guaranteed as to principal and interest by the U.S. government or its instrumentalities, their market values may fluctuate and are not guaranteed, which may, along with the other securities in the Fund's portfolio, cause a Class' daily net asset value to fluctuate.

Brady bonds
Among the foreign fixed-income securities in which the Fund may invest are Brady Bonds. Brady Bonds are debt securities issued under the framework of the Brady Plan, an initiative announced by former U.S. Treasury Secretary Nicholas F. Brady in 1989 as a mechanism for debtor nations to restructure their outstanding external indebtedness (generally commercial bank debt). Brady Bonds are not direct or indirect obligations of the U.S. government or any of its agencies or instrumentalities and are not guaranteed by the U.S. government or any of its agencies or instrumentalities. In so restructuring its external debt, a debtor nation negotiates with its existing bank lenders, as well as multilateral institutions such as the World Bank and the International Monetary Fund, to exchange its commercial bank debt for newly issued bonds (Brady Bonds). The Manager believes that economic reforms undertaken by countries in connection with the issuance of Brady Bonds make the debt of countries which have issued or have announced plans to issue Brady Bonds an attractive opportunity for investment. Investors, however, should recognize that the Brady Plan only sets forth general guiding principles for economic reform and debt reduction, emphasizing that solutions must be negotiated on a case-by-case basis between debtor nations and their creditors. In addition, Brady Bonds have been issued only recently and, accordingly, do not have a long payment history.

Foreign government securities
With respect to investment in debt issues of foreign governments, including Brady Bonds, the ability of a foreign government or government-related issuer to make timely and ultimate payments on its external debt obligations will also be strongly influenced by the issuer's balance of payments, including export performance, its access to international credits and investments, fluctuations in interest rates and the extent of its foreign reserves. A country whose exports are concentrated in a few commodities or whose economy depends on certain strategic imports could be vulnerable to fluctuations in international prices of these commodities or imports. If foreign government or government-related issuers cannot generate sufficient earnings from foreign trade to service its external debt, they may need to depend on continuing loans and aid from foreign governments, commercial banks and multilateral organizations, and inflows of foreign investment. The commitment on the part of these foreign governments, multilateral organizations and others to make such disbursements may be conditioned on the government's implementation of economic reforms and/or economic performance and the timely service of its obligations. Failure to implement such reforms, achieve such levels of economic performance or repay principal or interest when due may curtail the willingness of such third parties to lend funds, which may further impair the issuer's ability or willingness to service its debts in a timely manner. The cost of servicing external debt generally will also be adversely affected by rising international interest rates because many external debt obligations bear interest at rates which are adjusted based upon international interest rates. The ability to service external debt will also depend on the level of the relevant government's international currency reserves and its access to foreign exchange. Currency devaluations may affect the ability of a government issuer to obtain sufficient foreign exchange to service its external debt. If a foreign governmental issuer defaults on its obligations, the Fund may have limited legal recourse against the issuer and/or guarantor.

Zero coupon bonds and pay-in-kind bonds
Although the Fund does not intend to purchase a substantial amount of zero coupon bonds or PIK bonds, from time to time, the Fund may acquire zero coupon bonds and, to a lesser extent, PIK bonds. Zero coupon bonds are debt obligations which do not entitle the holder to any periodic payments of interest prior to maturity or a specified date when the securities begin paying current interest, and therefore are issued and traded at a discount from their face amounts or par value. PIK bonds pay interest through the issuance to holders of additional securities. Zero coupon bonds and PIK bonds are generally considered to be more interest-sensitive than income bearing bonds, to be more speculative than interest-bearing bonds, and to have certain tax consequences which could, under certain circumstances, be adverse to the Fund. For example, with zero coupon bonds, the Fund accrues, and is required to distribute to shareholders, income on such bonds. However, the Fund may not receive the cash associated with this income until the bonds are sold or mature. If the Fund did not have sufficient cash to make the required distribution of accrued income, the Fund could be required to sell other securities in its portfolio or to borrow to generate the cash required.

Borrowings
The Fund may borrow money as a temporary measure for extraordinary purposes or to facilitate redemptions. The Fund will not borrow money in excess of one-third of the value of its net assets. The Fund has no intention of increasing its net income through borrowing. Any borrowing will be done from a bank and, to the extent that such borrowing exceeds 5% of the value of the Fund's net assets, asset coverage of at least 300% is required. In the event that such asset coverage shall at any time fall below 300%, the Fund shall, within three days thereafter (not including Sundays or holidays, or such longer period as the Securities and Exchange Commission may prescribe by rules and regulations), reduce the amount of its borrowings to such an extent that the asset coverage of such borrowings shall be at least 300%. The Fund will not pledge more than 10% of its net assets, or issue senior securities as defined in the 1940 Act, except for notes to banks. Investment securities will normally not be purchased while the Fund has an outstanding borrowing.

When-issued and delayed delivery securities
The Fund may purchase securities on a when-issued or delayed delivery basis. In such transactions, instruments are purchased with payment and delivery taking place in the future in order to secure what is considered to be an advantageous yield or price at the time of the transaction. Delivery of and payment for these securities may take as long as a month or more after the date of the purchase commitment. The Fund will designate cash or securities in amounts sufficient to cover its obligations, and will value the designated assets daily. The payment obligation and the interest rates that will be received are each fixed at the time the Fund enters into the commitment and no interest accrues to the Fund until settlement. Thus, it is possible that the market value at the time of settlement could be higher or lower than the purchase price if the general level of interest rates has changed.

Portfolio loan transactions
The Fund may loan up to 25% of its assets to qualified broker/dealers or institutional investors.

The major risk to which the Fund would be exposed on a loan transaction is the risk that the borrower would become bankrupt at a time when the value of the security goes up. Therefore, the Fund will only enter into loan arrangements after a review of all pertinent facts by the manager, subject to overall supervision by the Board of Trustees, including the creditworthiness of the borrowing broker, dealer or institution and then only if the consideration to be received from such loans would justify the risk. Creditworthiness will be monitored on an ongoing basis by the manager.

Rule 144A securities
The Fund may invest in restricted securities, including privately placed securities, some of which may be eligible for resale without registration pursuant to Rule 144A ("Rule 144A Securities") under the Securities Act of 1933. Rule 144A permits many privately placed and legally restricted securities to be freely traded among certain institutional buyers such as the Fund. The Fund may invest no more than 15% of the value of its net assets in illiquid securities.

While maintaining oversight, the Board of Trustees has delegated to the manager the day-to-day function of determining whether or not individual Rule 144A Securities are liquid for purposes of the Fund's 15% limitation on investments in illiquid securities. The Board has instructed the manager to consider the following factors in determining the liquidity of a Rule 144A Security:

o    the frequency of trades and trading volume for the security
o whether at least three dealers are willing to purchase or sell the security and the number of potential purchasers

o    whether at least two dealers are making a market in the security
o    the nature of the security and the nature of the marketplace trades
     (e.g., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer)

If the manager determines that a Rule 144A Security which was previously determined to be liquid is no longer liquid and, as a result, the Fund's holdings of illiquid securities exceed the Fund's 15% limit on investments in such securities, the manager will determine what action to take to ensure that the Fund continues to adhere to such limitation.

Investment company securities
Any investments that the Fund makes in either closed-end or open-end investment companies will be limited by the 1940 Act, and would involve an indirect payment of a portion of the expenses, including advisory fees, of such other investment companies. Under the 1940 Act's current limitations, the Fund may not

o    own more than 3% of the voting stock of another investment company
o invest more than 5% of the Fund's total assets in the shares of any one investment company o invest more than 10% of the Fund's total assets in shares of other investment companies.

If the Fund elects to limit its investment in other investment companies to closed-end investment companies, the 3% limitation described above is increased to 10%. These percentage limitations also apply to the Fund's investments in unregistered investment companies.

Repurchase agreements

In order to invest its short-term cash reserves or when in a temporary defensive posture, the Fund may enter into repurchase agreements with banks or broker/dealers deemed to be creditworthy by the manager, under guidelines approved by the Board of Trustees. A repurchase agreement is a short-term investment in which the purchaser (i.e. the Fund) acquires ownership of a debt security and the seller agrees to repurchase the obligation at a future time and set price, thereby determining the yield during the purchaser's holding period. Generally, repurchase agreements are of short duration, often less than one week but on occasion for longer periods. Not more than 15% of the Fund's assets may be invested in illiquid assets of which no more than 10% may be invested in repurchase agreements of over seven days' maturity . Should an issuer of a repurchase agreement fail to repurchase the underlying security, the loss to the Fund, if any, would be the difference between the repurchase price and the market value of the security. The Fund will limit its investments in repurchase agreements to those which the manager under guidelines of the Board of Trustees determines to present minimal credit risks and which are of high quality. In addition, the Fund must have collateral of at least 102% of the repurchase price, including the portion representing the Fund's yield under such agreements, which is monitored on a daily basis. The Fund will only enter in repurchase agreements in which the collateral is comprised of U.S. government securities.

Foreign currency transactions
Although the Fund values its assets daily in terms of U.S. dollars, it does not intend to convert its holdings of foreign currencies into U.S. dollars on a daily basis. The Fund will, however, from time to time, purchase or sell foreign currencies and/or engage in forward foreign currency transactions in order to expedite settlement of portfolio transactions and to minimize currency value fluctuations. The Fund may conduct its foreign currency exchange transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market or through entering into contracts to purchase or sell foreign currencies at a future date (i.e., a "forward foreign currency" contract or "forward" contract). A forward contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract, agreed upon by the parties, at a price set at the time of the contract. The Fund will convert currency on a spot basis from time to time, and investors should be aware of the costs of currency conversion.

The Fund may enter into forward contracts to "lock in" the price of a security it has agreed to purchase or sell, in terms of U.S. dollars or other currencies in which the transaction will be consummated. By entering into a forward contract for the purchase or sale, for a fixed amount of U.S. dollars or foreign currency, of the amount of foreign currency involved in the underlying security transaction, the Fund will be able to protect itself against a possible loss resulting from an adverse change in currency exchange rates during the period between the date the security is purchased or sold and the date on which payment is made or received.

When the manager believes that the currency of a particular country may suffer a significant decline against the U.S. dollar or against another currency, the Fund may enter into a forward foreign currency contract to sell, for a fixed amount of U.S. dollars or other appropriate currency, the amount of foreign currency approximating the value of some or all of the Fund's securities denominated in such foreign currency.

The Fund will not enter into forward contracts or maintain a net exposure to such contracts where the consummation of the contracts would obligate the Fund to deliver an amount of foreign currency in excess of the value of the Fund's securities or other assets denominated in that currency.

At the maturity of a forward contract, the Fund may either sell the portfolio security and make delivery of the foreign currency, or it may retain the security and terminate its contractual obligation to deliver the foreign currency by purchasing an "offsetting" contract with the same currency trader obligating it to purchase, on the same maturity date, the same amount of the foreign currency. The Fund may realize a gain or loss from currency transactions. With respect to forward foreign currency contracts, the precise matching of forward contract amounts and the value of the securities involved is generally not possible since the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and the date it matures. The projection of short-term currency strategy is highly uncertain.

It is impossible to forecast the market value of Fund securities at the expiration of the contract. Accordingly, it may be necessary for the Fund to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency the Fund is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of a security if its market value exceeds the amount of foreign currency the Fund is obligated to deliver.

Options
The manager may employ options techniques in an attempt to protect appreciation attained and to increase shareholder return by seeking to take advantage of the liquidity available in the options market. The Fund may purchase call options on foreign or U.S. securities and indices and enter into related closing transactions and the Fund may write covered call options on such securities. The Fund may also purchase put options on such securities and indices and enter into related closing transactions.

A call option enables the purchaser, in return for the premium paid, to purchase securities from the writer of the option at an agreed price up to an agreed date. A covered call option obligates the writer, in return for the premium received, to sell the securities subject to the option to the purchaser of the option for an agreed upon price up to an agreed date. The advantage is that the purchaser may hedge against an increase in the price of securities it ultimately wishes to buy or take advantage of a rise in a particular index. The Fund will only purchase call options to the extent that premiums paid on all outstanding call options do not exceed 2% of its total assets. The Fund may write covered call options in an amount not to exceed 10% of its total assets.

A put option enables the purchaser of the option, in return for the premium paid, to sell the security underlying the option to the writer at the exercise price during the option period, and the writer of the option has the obligation to purchase the security from the purchaser of the option. The Fund will only purchase put options to the extent that the premiums on all outstanding put options do not exceed 2% of its total assets. The advantage is that the purchaser can be protected should the market value of the security decline or should a particular index decline.

An option on a securities index gives the purchaser of the option, in return for the premium paid, the right to receive from the seller cash equal to the difference between the closing price of the index and the exercise price of the option.

Closing transactions essentially let the Fund offset put options or call options prior to exercise or expiration. If the Fund cannot effect closing transactions, it may have to hold a security it would otherwise sell or deliver a security it might want to hold.

In purchasing put and call options, the premium paid by the Fund plus any transaction costs will reduce any benefit realized by the Fund upon exercise of the option. With respect to writing covered call options, the Fund may lose the potential market appreciation of the securities subject to the option, if the manager's judgment is wrong and the price of the security moves in the opposite direction from what was anticipated.

The Fund may use both Exchange-traded and over-the-counter options. Certain over-the-counter options may be illiquid. The Fund will only invest in such options to the extent consistent with its 15% limitation on investment in illiquid securities. The Fund will comply with Securities and Exchange Commission asset segregation and coverage requirements when engaging in these types of transactions.

Futures
Futures contracts are agreements for the purchase or sale for future delivery of securities. When a futures contract is sold, the Fund incurs a contractual obligation to deliver the securities underlying the contract at a specified price on a specified date during a specified future month. A purchase of a futures contract means the acquisition of a contractual right to obtain delivery to the Fund of the securities called for by the contract at a specified price during a specified future month.


While futures contracts provide for the delivery of securities, deliveries usually do not occur. Contracts are generally terminated by entering into an offsetting transaction. When the Fund enters into a futures transaction, it must deliver to the futures commission merchant selected by the Fund an amount referred to as "initial margin." This amount is held by the futures commission merchant or in an account at the Fund's custodian bank. Thereafter, a "variation margin" may be paid by the Fund to, or drawn by the Fund from, such account in accordance with controls set for such account, depending upon changes in the price of the underlying securities subject to the futures contract.

The Fund may also purchase and write options to buy or sell futures contracts. Options on futures are similar to options on securities except that options on futures give the purchaser the right, in return for the premium paid, to assume a position in a futures contract, rather than actually to purchase or sell the futures contract, at a specified exercise price at any time during the period of the option.

The purpose of the purchase or sale of futures contracts with respect to a certain security is to protect the Fund against the adverse effects of fluctuations in interest rates without actually buying or selling that security. Similarly, when it is expected that interest rates may decline, futures contracts may be purchased to hedge in anticipation of subsequent purchases of securities at higher prices.

Foreign currency futures contracts operate similarly to futures contracts related to securities. When the Fund sells a futures contract on a foreign currency it is obligated to deliver that foreign currency at a specified future date. Similarly, a purchase by the Fund gives it a contractual right to receive a foreign currency. This enables the Fund to "lock-in" exchange rates.


The Fund's designation as an open-end investment company and as a diversified fund may not be changed unless authorized by the vote of a majority of the Fund's outstanding voting securities. A "majority vote of the outstanding voting securities" is the vote by the holders of the lesser of a) 67% or more of the Fund's voting securities present in person or represented by proxy if the holders of more than 50% of the outstanding voting securities of the Fund are present or represented by proxy; or b) more than 50% of the outstanding voting securities. The Statement of Additional Information lists other more specific investment restrictions of the Fund which may not be changed without a majority shareholder vote.

Certain management considerations


Year 2000

As with other mutual funds, financial and business organizations and individuals around the world, the Funds could be adversely affected if the computer systems used by their service providers do not properly process and calculate date-related information from and after January 1, 2000. This is commonly known as the "Year 2000 Problem." Each Fund has taken steps to obtain satisfactory assurances that its major service providers have taken steps reasonably designed to address the Year 2000 Problem on the computer systems that the service providers use. However, there can be no assurance that these steps will be sufficient to avoid any adverse impact on the business of the Funds. The portfolio managers and investment professionals of the Fund consider Year 2000 compliance (including, but not limited to, any or all of the following: impact on business, cost of compliance plan review and contingency planning, and vendor compliance) in the securities selection and investment process. However, there can be no guarantees that, even with their due diligence efforts, they will be able to predict the affect of Year 2000 on any company or the performance of its securities.

Financial highlights


The Financial highlights table is intended to help you understand the Fund's financial performance. All "per share" information reflects financial results for a single Fund share. This information has been audited by Ernst & Young LLP, whose report, along with the Fund's financial statements, is included in the Fund's annual report, which is available upon request by calling 800.523.1918.


-------------------------------------------------------------------------------------------------------------------------------
                                                                                     Delaware Retirement Income Fund
                                                                                           Institutional Class
                                                                           ---------------- ----------------- -----------------
                                                                                      Year              Year            Period
                                                                                     Ended             Ended        12/2/96(1)
                                                                                     11/30             11/30           through
                                                                                      1999              1998          11/30/97
-------------------------------------------------------------------------- ---------------- ----------------- -----------------

Net asset value, beginning of period                                               $10.150           $11.690            $8.500


Income (loss) from investment operations:
Net investment income(2)                                                             0.431             0.632             0.558

Net realized and unrealized gain (loss) on investments                             (0.156)           (0.402)             2.675
                                                                                   -------           -------             -----
Total from investment operations                                                     0.275            0.230              3.233
                                                                                     -----           -------             -----
Less dividends and distributions:
Dividends from net investment income                                               (0.620)           (0.570)            (0.043)
                                                                                   ------           -------             ------
Distributions from net realized gain on investments                                (0.385)           (1.200)              none
                                                                                   ------           -------             ------
Total dividends and distributions                                                  (1.005)           (1.770)            (0.043)
                                                                                   ------            -------            ------

Net asset value, end of period                                                      $9.420           $10.150           $11.690
                                                                                    ======           =======           =======

Total return(3)                                                                      3.15%             2.22%            38.19%

Ratios and supplemental data:
Net assets, end of period (000 omitted)                                             $2,924            $2,840            $2,763

Ratio of expenses to average net assets                                              0.75%             0.75%             0.75%

Ratio of expenses to average net assets prior to expense limitation
  and expenses paid indirectly                                                       0.87%             1.32%             1.88%

Ratio of net investment income to average net assets                                 4.46%             6.01%             5.48%

Ratio of net investment income to average net assets
prior to expense limitation and expenses paid indirectly                             4.33%             5.44%             4.35%
Portfolio turnover                                                                     42%               91%              196%


------------------------------------------------------------------------------------------------------------------------------------

(1) Date of commencement of operations; ratios have been annualized but total return has not been annualized.
(2)    Per share information was based on the average shares outstanding method.
(3) Total investment return is based on the change in net asset value of a share during the peirod and assumes reinvestment of distributions at net asset value.
                                                                              28

How to read the  Financial highlights


Net investment income
Net investment income includes dividend and interest income earned from a fund's securities; it is after expenses have been deducted.

Net realized and unrealized gain (loss) on investments
A realized gain occurs when we sell an investment at a profit, while a realized loss occurs when we sell an investments at a loss. When an investment increases or decreases in value but we do not sell it, we record an unrealized gain or loss. The amount of realized gain per share that we pay to shareholders is listed under "Less dividends and distributions-Distributions from net realized gain on investments."

Net asset value (NAV)
This is the value of a mutual fund share, calculated by dividing the net assets by the number of shares outstanding.

Total return
This represents the rate that an investor would have earned or lost on an investment in a fund. In calculating this figure for the financial highlights table, we include applicable fee waivers, exclude front-end and contingent deferred sales charges, and assume the shareholder has reinvested all dividends and realized gains.

Net assets
Net assets represent the total value of all the assets in a fund's portfolio, less any liabilities, that are attributable to that class of a fund.

Ratio of expenses to average net assets
The expense ratio is the percentage of net assets that a fund pays annually for operating expenses and management fees. These expenses include accounting and administration expenses, services for shareholders, and similar expenses.

Ratio of net investment income to average net assets
We determine this ratio by dividing net investment income by average net assets.

Portfolio turnover
This figure tells you the amount of trading activity in a fund's portfolio. For example, a fund with a 50% turnover has bought and sold half of the value of its total investment portfolio during the stated period.

Glossary

How to use this glossary

The glossary includes definitions of investment terms used throughout the Prospectus. If you would like to know the meaning of an investment term that is not explained in the text please check the glossary.

Amortized cost
Amortized cost is a method used to value a fixed-income security that starts with the face value of the security and then adds or subtracts from that value depending on whether the purchase price was greater or less than the value of the security at maturity. The amount greater or less than the par value is divided equally over the time remaining until maturity.

Average maturity
An average of when the individual bonds and other debt securities held in a portfolio will mature.

Bond
A debt security, like an IOU, issued by a company, municipality or government agency. In return for lending money to the issuer, a bond buyer generally receives fixed periodic interest payments and repayment of the loan amount on a specified maturity date. A bond's price changes prior to maturity and is inversely related to current interest rates. When interest rates rise, bond prices fall, and when interest rates fall, bond prices rise.

Bond ratings

Independent evaluations of creditworthiness, ranging from Aaa/AAA (highest quality) to D (lowest quality). Bonds rated Baa/BBB or better are considered investment grade. Bonds rated Ba/BB or lower are commonly known as junk bonds. See also Nationally recognized statistical rating organization.


Capital
The amount of money you invest.

Capital appreciation
An increase in the value of an investment.

Capital gains distributions
Payments to mutual fund shareholders of profits (realized gains) from the sale of a fund's portfolio securities. Usually paid once a year; may be either short-term gains or long-term gains.

Commission
The fee an investor pays to a financial adviser for investment advice and help in buying or selling mutual funds, stocks, bonds or other securities.

Compounding
Earnings on an investment's previous earnings.

Consumer Price Index (CPI)
Measurement of U.S. inflation; represents the price of a basket of commonly purchased goods.

Contingent deferred sales charge (CDSC)
Fee charged by some mutual funds when shares are redeemed (sold back to the fund) within a set number of years; an alternative method for investors to compensate a financial adviser for advice and service, rather than an up-front commission.

Corporate bond
A debt security issued by a corporation. See Bond.

Depreciation
A decline in an investment's value.

Diversification
The process of spreading investments among a number of different securities, asset classes or investment styles to reduce the risks of investing.

Dividend distribution
Payments to mutual fund shareholders of dividends passed along from the fund's portfolio of securities.

Duration
A measurement of a fixed-income investment's price volatility. The larger the number, the greater the likely price change for a given change in interest rates.

Expense ratio
A mutual fund's total operating expenses, expressed as a percentage of its total net assets. Operating expenses are the costs of running a mutual fund, including management fees, offices, staff, equipment and expenses related to maintaining the fund's portfolio of securities and distributing its shares. They are paid from the fund's assets before any earnings are distributed to shareholders.

Financial adviser
Financial professional (e.g., broker, banker, accountant, planner or insurance agent) who analyzes clients' finances and prepares personalized programs to meet objectives.

Fixed-income securities
With fixed-income securities, the money you originally invested is paid back at a pre-specified maturity date. These securities, which include government, corporate or municipal bonds, as well as money market securities, typically pay a fixed rate of return (often referred to as interest). See Bond.

Inflation
The increase in the cost of goods and services over time. U.S. inflation is frequently measured by changes in the Consumer Price Index (CPI).

Investment goal
The objective, such as long-term capital growth or high current income, that a mutual fund pursues.

Management fee
The amount paid by a mutual fund to the investment adviser for management services, expressed as an annual percentage of the fund's average daily net assets.

Market capitalization
The value of a corporation determined by multiplying the current market price of a share of common stock by the number of shares held by shareholders. A corporation with one million shares outstanding and the market price per share of $10 has a market capitalization of $10 million.

Maturity
The length of time until a bond issuer must repay the underlying loan principal to bondholders.

NASD Regulation, Inc. (NASD)
A self-regulating organization, consisting of brokerage firms (including distributors of mutual funds), that is responsible for overseeing the actions of its members.

Nationally recognized statistical rating organization  (NRSRO)
A company that assesses the credit quality of bonds, commercial paper, preferred and common stocks and municipal short-term issues, rating the probability that the issuer of the debt will meet the scheduled interest payments and repay the principal. Ratings are published by such companies as Moody's Investors Service, Inc. (Moody's), Standard & Poor's Ratings Group (S&P), Duff & Phelps, Inc.
(Duff), and Fitch IBCA, Inc. (Fitch).

Net asset value (NAV)
The daily dollar value of one mutual fund share. Equal to a fund's net assets divided by the number of shares outstanding.

Preferred stock
Preferred stock has preference over common stock in the payment of dividends and liquidation of assets. Preferred stock also often pays dividends at a fixed rate and is sometimes convertible into common stock.

Price-to-earnings ratio
A measure of a stock's value calculated by dividing the current market price of a share of stock by its annual earnings per share. A stock selling for $100 per share with annual earnings per share of $5 has a P/E of 20.

Principal
Amount of money you invest (also called capital). Also refers to a bond's original face value, due to be repaid at maturity.

Prospectus
The official offering document that describes a mutual fund, containing information required by the SEC, such as investment objectives, policies, services and fees.

Redeem
To cash in your shares by selling them back to the mutual fund.

Risk
Generally defined as variability of value; also credit risk, inflation risk, currency and interest rate risk. Different investments involve different types and degrees of risk.

Sales charge
Charge on the purchase or redemption of fund shares sold through financial advisers. May vary with the amount invested. Typically used to compensate advisers for advice and service provided.

SEC (Securities and Exchange Commission)
Federal agency established by Congress to administer the laws governing the securities industry, including mutual fund companies.

Share classes
Different classifications of shares; mutual fund share classes offer a variety of sales charge choices.

Signature guarantee
Certification by a bank, brokerage firm or other financial institution that a customer's signature is valid; signature guarantees can be provided by members of the STAMP program.


S&P 500 Composite Stock Index


The Standard & Poor's 500 Composite Stock Index; an unmanaged index of 500 widely held common stocks that is often used to represent performance of the U.S. stock market.

Standard deviation
A measure of an investment's volatility; for mutual funds, measures how much a fund's total return has typically varied from its historical average.

Statement of Additional Information (SAI)
The document serving as "Part B" of a fund's prospectus that provides more detailed information about the fund's organization, investments, policies and risks.

Stock
An investment that represents a share of ownership (equity) in a corporation. Stocks are often referred to as equities.

Total return
An investment performance measurement, expressed as a percentage, based on the combined earnings from dividends, capital gains and change in price over a given period.

Uniform Gift to Minors Act and Uniform Transfers to Minors Act
Federal and state laws that provide a simple way to transfer property to a minor with special tax advantages.

Volatility
The tendency of an investment to go up or down in value by different magnitudes. Investments that generally go up or down in value in relatively small amounts are considered "low volatility" investments, whereas those investments that generally go up or down in value in relatively large amounts are considered "high volatility" investments.

Delaware Retirement Income Fund


Additional information about the Fund's investments is available in the Fund's annual and semi-annual report to shareholders. In the Fund's shareholder reports, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the report period. You can find more detailed information about the Fund in the current Statement of Additional Information, which we have filed electronically with the Securities and Exchange Commission (SEC) and which is legally a part of this prospectus. If you want a free copy of the Statement of Additional Information, the annual or semi-annual report, or if you have any questions about investing in this Fund, you can write to us at 1818 Market Street, Philadelphia, PA 19103-3682, or call toll-free 800.523.1918. You may also obtain additional information about the Fund from your financial adviser.


You can find reports and other information about the Fund on the SEC web site (http://www.sec.gov), or you can get copies of this information, after payment of a duplicating fee, by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-6009. Information about the Fund, including its Statement of Additional Information, can be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. You can get information on the public reference room by calling the SEC at 1.800.SEC.0330.

Web site
www.delawareinvestments.com

E-mail
service@delinvest.com

Client Services Representative

800.510.4015

Delaphone Service

800.362.FUND (800.362.3863)

o For convenient access to account information or current performance information on all Delaware Investments Funds seven days a week, 24 hours a day, use this Touch-Tone service.

Investment Company Act file number: 811-4997

---------------------------------------------------------- -----------------

Delaware Retirement Income Fund  Symbol                       CUSIP
---------------------------------------------------------- -----------------
Institutional Class                                           24610B404
---------------------------------------------------------- -----------------


                                    DELAWARE
                                   INVESTMENTS
                                   -----------
                              Philadelphia * London

P-002 [--] PP 1/00